Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001250873
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	Corporate Property Associates 16 Global Incorporated
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	Yes

Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in real estate:
Real estate, at cost (inclusive of amounts attributable to consolidated variable interest entities (VIEs) of $528,858 and $419,462, respectively)	$ 2,243,470	$ 2,265,576
Operating real estate, at cost (inclusive of amounts attributable to consolidated VIEs of $29,219 and $29,219, respectively)	85,565	85,087
Less: Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $68,529 and 48,814, respectively)	(258,655)	(203,139)
Net investments in properties	2,070,380	2,147,524
Net investments in direct financing leases (inclusive of amounts attributable to consolidated VIEs of $48,363 and $48,577, respectively)	467,831	467,136
Equity investments in real estate	227,675	244,303
Assets held for sale	0	3,077
Net investments in real estate	2,765,886	2,862,040
Notes receivable (inclusive of amounts attributable to consolidated VIEs of $33,558 and $21,306, respectively)	43,394	55,494
Cash and cash equivalents (inclusive of amounts attributable to consolidated VIEs of $10,993 and $14,812, respectively)	66,405	109,694
Intangible assets, net (inclusive of amounts attributable to consolidated VIEs of $62,182 and $24,025, respectively)	443,092	520,401
Funds in escrow (inclusive of amounts attributable to consolidated VIEs of $3,268 and $6,937, respectively)	23,274	23,037
Other assets, net (inclusive of amounts attributable to consolidated VIEs of $5,225 and $3,410, respectively)	64,741	74,268
Total assets	3,406,792	3,644,934
Liabilities:
Non-recourse debt (inclusive of amounts attributable to consolidated VIEs of $485,951 and $413,555, respectively)	1,644,180	1,715,779
Line of credit	143,000	227,000
Accounts payable accrued expenses and other liabilities (inclusive of amounts attributable to consolidated VIEs of $12,409 and $15,000, respectively)	40,931	44,901
Prepaid and deferred rental income and security deposits (inclusive of amounts attributable to consolidated VIEs of $25,402 and $10,462, respectively)	93,208	91,498
Due to affiliates	6,401	9,756
Distributions payable	33,965	33,411
Total liabilities	1,961,685	2,122,345
Redeemable noncontrolling interest	21,747	21,306
Commitments and Contingencies (Note 12)
CPA:16 Global stockholders' equity:
Common stock $0.001 par value; 400,000,000 shares authorized; 216,822,067 and 211,462,089 shares issued and outstanding, respectively	217	211
Additional paid-in capital	1,980,984	1,934,291
Distributions in excess of accumulated earnings	(500,050)	(382,913)
Accumulated other comprehensive loss	(27,043)	(27,530)
Less, treasury stock at cost, 14,204,793 and 11,202,404 shares, respectively	(126,228)	(100,002)
Total CPA:16 Global stockholders' equity	1,327,880	1,424,057
Noncontrolling interests	95,480	77,226
Total equity	1,423,360	1,501,283
Total liabilities and equity	$ 3,406,792	$ 3,644,934

Statement of Financial Position (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Real estate, at cost attributable to consolidated VIEs	$ 2,243,470	$ 2,265,576
Operating real estate attributable to consolidated VIEs	85,565	85,087
Accumulated depreciation attributable to consolidated VIEs	258,655	203,139
Net investments in direct financing leases attributable to consolidated VIEs	467,831	467,136
Assets held for sale attributable to consolidated VIEs	0	3,077
Cash and cash equivalents attributable to consolidated VIEs	66,405	109,694
Intangible assets, net attributable to VIEs	443,092	520,401
Notes receivable attributable to consolidated VIEs	43,394	55,494
Funds in escrow attributable to consolidated VIEs	23,274	23,037
Other assets, net attributable to consolidated VIEs	64,741	74,268
Liabilities:
Non-recourse and limited-recourse debt attributable to consolidated VIEs	1,644,180	1,715,779
Accounts payable, accrued expenses, and other liabilities attributable to consolidated VIEs	40,931	44,901
Prepaid and deferred rental income and security deposits attributable to VIEs	93,208	91,498
CPA:16 Global stockholders' equity:
Common stock, par value	$ 0.001	$ 0.001
Common stock shares authorized	400,000,000	400,000,000
Common stock shares issued	216,822,067	211,462,089
Treasury stock shares	14,204,793	11,202,404
Variable Interest Entity Primary Beneficiary
Assets:
Real estate, at cost attributable to consolidated VIEs	528,858	419,462
Operating real estate attributable to consolidated VIEs	29,219	29,219
Accumulated depreciation attributable to consolidated VIEs	68,529	48,814
Net investments in direct financing leases attributable to consolidated VIEs	48,363	48,577
Cash and cash equivalents attributable to consolidated VIEs	10,993	14,812
Intangible assets, net attributable to VIEs	62,182	24,025
Notes receivable attributable to consolidated VIEs	33,558	21,306
Funds in escrow attributable to consolidated VIEs	3,268	6,937
Other assets, net attributable to consolidated VIEs	5,225	3,410
Liabilities:
Non-recourse and limited-recourse debt attributable to consolidated VIEs	485,951	413,555
Accounts payable, accrued expenses, and other liabilities attributable to consolidated VIEs	12,409	15,000
Prepaid and deferred rental income and security deposits attributable to VIEs	$ 25,402	$ 10,462

Statement of Earnings (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Rental income	$ 239,182	$ 229,437	$ 146,007
Interest income from direct financing leases	39,853	36,726	26,913
Other operating income	7,866	8,352	3,127
Interest income on notes receivable	3,520	4,463	25,955
Other real estate income	27,352	25,950	24,815
Gross revenues	317,773	304,928	226,817
Operating Expenses
General and administrative	(16,433)	(27,778)	(10,420)
Depreciation and amortization	(92,071)	(82,118)	(46,866)
Property expenses	(35,404)	(35,003)	(29,230)
Other real estate expenses	(20,330)	(19,218)	(18,697)
Issuance of Special Member Interest	0	(34,300)	0
Impairment charges	(5,841)	(9,832)	(9,594)
Costs and expenses	(170,079)	(208,249)	(114,807)
Other Income and Expenses
Income from equity investments in real estate	17,752	22,071	17,573
Other income and (expenses)	978	(409)	356
Gain on extinguishment of debt	5,486	3,630	0
Bargain purchase gain on acquisition	1,617	28,709	0
Interest expense	(103,118)	(105,322)	(75,058)
Nonoperating income expense	(77,285)	(51,321)	(57,129)
Income from continuing operations before income taxes	70,409	45,358	54,881
Provision for income taxes	(10,892)	(11,578)	(4,839)
Income from continuing operations	59,517	33,780	50,042
Discontinued Operations
(Loss) income from operations of discontinued properties, net of tax	(3,407)	591	1,449
(Loss) gain on sale of real estate	(4,087)	81	0
(Loss) gain on extinguishment of debt	(356)	672	7,961
Impairment charges	(10,217)	(13,831)	(214)
(Loss) income from discontinued operations, net of tax	(18,067)	(12,487)	9,196
Net Income	41,450	21,293	59,238
Less: Net income attributable to noncontrolling interests (inclusive of Available Cash Distributions to advisor of $15,389, $6,157, and $0, respectively)	(25,576)	(9,891)	(4,905)
Net loss (income) attributable to redeemable noncontrolling interests	2,192	(1,902)	(22,326)
Net Income Attributable to CPA 16 Global Stockholders	18,066	9,500	32,007
Earnings Per Share
Income from continuing operations attributable to CPA 16 Global stockholders	$ 0.18	$ 0.12	$ 0.21
(Loss) income from discontinued operations attributable to CPA 16 Global stockholders	$ (0.09)	$ (0.07)	$ 0.05
Net income attributable to CPA 16 Global stockholders	$ 0.09	$ 0.05	$ 0.26
Weighted Average Shares Outstanding	202,098,030	175,435,064	124,631,975
Amounts Attributable to CPA 16 Global Stockholders
Income from continuing operations, net of tax	36,121	21,910	26,341
(Loss) income from discontinued operations, net of tax	(18,055)	(12,410)	5,666
Net income attributable to CPA 16 Global stockholders	$ 18,066	$ 9,500	$ 32,007

Statement of Earnings (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement
Cash distributions to advisors	$ 15,389	$ 6,157	$ 0

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Income And Comprehensive Income
Net Income	$ 41,450	$ 21,293	$ 59,238
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	7,905	(18,873)	(34,540)
Change in unrealized appreciation (depreciation) on marketable securities	43	(92)	29
Change in unrealized loss on derivative instruments	(5,851)	(849)	(1,316)
Total other comprehensive income (loss)	2,097	(19,814)	(35,827)
Comprehensive Income	43,547	1,479	23,411
Amounts Attributable to Noncontrolling Interests:
Less: Net income attributable to noncontrolling interests (inclusive of Available Cash Distributions to advisor of $15,389, $6,157, and $0, respectively)	(25,576)	(9,891)	(4,905)
Foreign currency translation adjustments	(1,169)	(5,266)	3,628
Change in unrealized appreciation on marketable securities	0	(21)	0
Change in unrealized loss on derivative instruments	0	0	13
Comprehensive income attributable to noncontrolling interests	(26,745)	(15,178)	(1,264)
Amounts Attributable To Redeemable Noncontrolling Interests
Net loss (income) attributable to redeemable noncontrolling interests	2,192	(1,902)	(22,326)
Foreign currency translation adjustments	(441)	499	18,329
Comprehensive loss (income) attributable to redeemable noncontrolling interests	1,751	(1,403)	(3,997)
Comprehensive Income (Loss) Attributable to CPA:16 - Global Stockholders	$ 18,553	$ (15,102)	$ 18,150

Consolidated Statements Of Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Distributions In Excess Of Net Income [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Parent	Noncontrolling Interest [Member]
Beginning equity balance, value at Dec. 31, 2009	$ 976,827	$ 130	$ 1,174,230	$ (225,462)	$ 5,397	$ (65,636)	$ 888,659	$ 88,168
Beginning equity balance, shares at Dec. 31, 2009		122,861,101
Shares issued, net of offering cost, value	30,587	4	30,583				30,587
Shares issued, net of offering cost, shares		3,435,991
Shares issued to affiliates, value	11,753	1	11,752				11,753
Shares issued to affiliates, shares		1,277,511
Distributions declared	(82,493)			(82,493)			(82,493)
Contributions from noncotrolling interest	417,458							417,458
Distributions to noncontrolling interests	(427,751)							(427,751)
Net income				32,007			32,007	4,905
Other comprehensive loss:
Foreign currency translation adjustment	(16,211)				(12,583)		(12,583)	(3,628)
Change in unrealized loss on derivative instruments	(1,316)				(1,303)		(1,303)	(13)
Change in unrealized gain on marketable securities	29				29		29
Repurchase of shares, value	(15,444)					(15,444)	(15,444)
Repurchase of shares, shares		(1,818,246)
Ending equity balance, value at Dec. 31, 2010	930,351	135	1,216,565	(275,948)	(8,460)	(81,080)	851,212	79,139
Ending equity balance, shares at Dec. 31, 2010		125,756,357
Shares issued, net of offering cost, value	31,330	3	31,327				31,330
Shares issued, net of offering cost, shares		3,746,731
Shares issued to affiliates, value	137,768	16	137,752				137,768
Shares issued to affiliates, shares		15,641,539
Shares issued to shareholders of CPA:14 in the Merger, value	510,549	57	510,492				510,549
Shares issued to shareholders of CPA:14 in the Merger, shares		57,365,145
Issuance of noncontrolling interest	78,136							78,136
Purchase of noncontrolling interests through Merger	(45,889)		3,543		5,532		9,075	(54,964)
Issuance of Special Member Interest	69,224		34,612				34,612	34,612
Change in ownership interest	(34,300)							(34,300)
Distributions declared	(116,465)			(116,465)			(116,465)
Contributions from noncotrolling interest	2,271							2,271
Distributions to noncontrolling interests	(42,846)							(42,846)
Net income	19,391			9,500			9,500	9,891
Other comprehensive loss:
Foreign currency translation adjustment	(18,374)				(23,640)		(23,640)	5,266
Change in unrealized loss on derivative instruments	(849)				(849)		(849)
Change in unrealized gain on marketable securities	(92)				(113)		(113)	21
Repurchase of shares, value	(18,922)					(18,922)	(18,922)
Repurchase of shares, shares		(2,250,087)
Ending equity balance, value at Dec. 31, 2011	1,501,283	211	1,934,291	(382,913)	(27,530)	(100,002)	1,424,057	77,226
Ending equity balance, shares at Dec. 31, 2011		200,259,685
Shares issued, net of offering cost, value	34,979	5	34,974				34,979
Shares issued, net of offering cost, shares		4,064,041
Shares issued to affiliates, value	11,720	1	11,719				11,720
Shares issued to affiliates, shares		1,295,937
Distributions declared	(135,203)			(135,203)			(135,203)
Contributions from noncotrolling interest	20,797							20,797
Distributions to noncontrolling interests	(29,288)							(29,288)
Net income	43,642			18,066			18,066	25,576
Other comprehensive loss:
Foreign currency translation adjustment	7,464				6,295		6,295	1,169
Change in unrealized loss on derivative instruments	(5,851)				(5,851)		(5,851)
Change in unrealized gain on marketable securities	43				43		43
Repurchase of shares, value	(26,226)					(26,226)	(26,226)
Repurchase of shares, shares		(3,002,389)
Ending equity balance, value at Dec. 31, 2012	$ 1,423,360	$ 217	$ 1,980,984	$ (500,050)	$ (27,043)	$ (126,228)	$ 1,327,880	$ 95,480
Ending equity balance, shares at Dec. 31, 2012		202,617,274

Consolidated Statements Of Equity (Parentheticals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Equity
Distribution per share	$ 0.6692	$ 0.6642	$ 0.6624

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows - Operating Activities
Net income	$ 41,450	$ 21,293	$ 59,238
Adjustments to net income:
Depreciation and amortization including intangible assets and deferred financing costs	104,585	92,026	49,664
Loss (income) from equity investments in real estate in excess of distributions received	3,293	(824)	(1,660)
Issuance of shares to affiliate in satisfaction of fees due	11,788	16,768	11,753
Gain on bargain purchase	(1,617)	(28,709)	0
Issuance of Special Member Interest	0	34,300	0
Gain on deconsolidation of a subsidiary	0	(1,167)	(7,082)
Loss (gain) on sale of real estate	4,087	(471)	0
Unrealized loss on foreign currency transactions and others	455	2,308	768
Realized loss (gain) on foreign currency transactions and others	17	(1,815)	(856)
Straight-line rent adjustment and amortization of rent-related intangibles	16,463	357	594
Gain on extinguishment of debt	(5,130)	(3,135)	(879)
Impairment charges	16,058	23,663	9,808
Net changes in other operating assets and liabilities	(510)	2,333	42
Net cash provided by operating activities	190,939	156,927	121,390
Cash Flows - Investing Activities
Distributions received from equity investments in real estate in excess of equity income	14,489	38,034	5,245
Acquisitions of real estate and other capital expenditures	(3,125)	(7,794)	(24,285)
Cash acquired through Merger	0	189,438	0
Cash and other distributions paid to liquidating shareholders of CPA:14 in connection with the Merger	0	(539,988)	0
Cash acquired on issuance of additional shares in subsidiary	0	7,121	0
Maturities (purchases) of debt securities	133	(4,340)	(7,794)
Proceeds from sale of real estate	25,066	131,077	1
Funds placed in escrow	(16,648)	(11,735)	(7,481)
Funds released from escrow	16,960	18,828	9,813
Payment of deferred acquisition fees to an affiliate	(1,633)	(1,911)	(6,261)
Proceeds from repayment of notes receivable and CCMT	37,356	0	0
Net cash provided by (used in) investing activities	72,598	(181,270)	(30,762)
Cash Flows - Financing Activities
Distributions paid	(134,649)	(103,880)	(82,013)
Contributions from noncontrolling interests	20,797	2,597	3,534
Distributions to noncontrolling interests	(31,108)	(44,768)	(37,593)
Scheduled payments of mortgage principal	(85,990)	(52,034)	(21,613)
Prepayments of mortgage principal	(62,439)	(155,489)	(29,000)
Proceeds from mortgage financing	67,555	76,275	36,946
Proceeds from line of credit	35,000	327,000	0
Repayments of line of credit	(119,000)	(100,000)	0
Funds placed in escrow	83	64	8,090
Funds released from escrow	(2,738)	(1,025)	(9,404)
Deferred financing costs and mortgage deposits	(3,568)	(6,080)	(41)
Proceeds from issuance of shares, net of issuance costs	34,911	152,330	30,587
Purchase of treasury stock	(26,226)	(18,922)	(15,444)
Net cash (used in) provided by financing activities	(307,372)	76,068	(115,951)
Change in Cash and Cash Equivalents During the Year
Effect of exchange rate changes on cash	546	(1,043)	350
Net (decrease) increase in cash and cash equivalents	(43,289)	50,682	(24,973)
Cash and cash equivalents, beginning of year	109,694	59,012	83,985
Cash and cash equivalents, end of year	$ 66,405	$ 109,694	$ 59,012

Business and Organization	12 Months Ended
Dec. 31, 2012
Business and Basis of Presentation
Nature Of Operations

Note 1. Business and Organization

CPA®:16 – Global is a publicly owned, non-listed REIT that invests primarily in commercial properties leased to companies domestically and internationally. As a REIT, we are not subject to U.S. federal income taxation as long as we satisfy certain requirements, principally relating to the nature of our income, the level of our distributions and other factors. We earn revenue principally by leasing the properties we own to single corporate tenants, primarily on a triple-net lease basis, which requires the tenant to pay substantially all of the costs associated with operating and maintaining the property. Revenue is subject to fluctuation because of the timing of new lease transactions, lease terminations, lease expirations, contractual rent adjustments, tenant defaults, and sales of properties. At December 31, 2012, our portfolio was comprised of our full or partial ownership interests in 498 properties, substantially all of which were triple-net leased to 144 tenants, and totaled approximately 47 million square feet (unaudited), with an occupancy rate of approximately 96.9%. In addition, we own two hotel properties for an aggregate of approximately 0.2 million square feet (unaudited). We were formed in 2003 and are managed by the advisor.

On May 2, 2011, CPA®:14 merged with and into CPA 16 Merger Sub based on the Merger Agreement, dated as of December 13, 2010 (Note 3). Following the consummation of the Merger, we implemented an internal reorganization pursuant to which we were reorganized as an UPREIT to hold substantially all of our assets and liabilities in the Operating Partnership, a Delaware limited liability company subsidiary (Note 3). At December 31, 2012, we owned 99.985% of general and limited partnership interests in the Operating Partnership. The remaining 0.015% interest in the Operating Partnership is held by a subsidiary of WPC.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Consolidation

The consolidated financial statements reflect all of our accounts, including those of our majority-owned and/or controlled subsidiaries. The portion of equity in a subsidiary that is not attributable, directly or indirectly, to us is presented as noncontrolling interests. All significant intercompany accounts and transactions have been eliminated.

When we obtain an economic interest in an entity, we evaluate the entity to determine if it is deemed a VIE. Certain factors we consider in this analysis are insufficient equity at risk, fixed price purchase or renewal options within a lease, as well as certain decision-making rights within a loan. Significant judgment is required to determine if we are the primary beneficiary of a VIE and should consolidate the VIE. We review the contractual arrangements provided for in the partnership agreement or other related contracts to determine whether the entity is considered a VIE, and to establish whether we have any variable interests in the VIE. We then compare our variable interests, if any, to those of the other variable interest holders to determine which party is the primary beneficiary of a VIE based on whether the entity (i) has the power to direct the activities that most significantly impact the economic performance of the VIE, and (ii) has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

For an entity that is not considered to be a VIE, the general partners in a limited partnership (or similar entity) are presumed to control the entity regardless of the level of their ownership and, accordingly, may be required to consolidate the entity. We evaluate the partnership agreements or other relevant contracts to determine whether there are provisions in the agreements that would overcome this presumption. If the agreements provide the limited partners with either (a) the substantive ability to dissolve or liquidate the limited partnership or otherwise remove the general partners without cause or (b) substantive participating rights, the limited partners' rights overcome the presumption of control by a general partner of the limited partnership, and, therefore, the general partner must account for its investment in the limited partnership using the equity method of accounting.

We have investments in tenancy-in-common interests in various domestic and international properties. Consolidation of these investments is not required as such interests do not qualify as VIEs and do not meet the control requirement required for consolidation. Accordingly, we account for these investments using the equity method of accounting. We use the equity method of accounting because the shared decision-making involved in a tenancy-in-common interest investment provides us with significant influence on the operating and financial decisions of these investments.

Additionally, we own interests in single-tenant net leased properties leased to corporations through noncontrolling interests in partnerships and limited liability companies that we do not control but over which we exercise significant influence. We account for these investments under the equity method of accounting. At times, the carrying value of our equity investments may fall below zero for certain investments. We intend to fund our share of the jointly-owned investments' future operating deficits should the need arise. However, we have no legal obligation to pay for any of the liabilities of such investments nor do we have any legal obligation to fund operating deficits.

We apply accounting guidance for consolidation of VIEs to certain entities in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Fixed price purchase and renewal options within a lease as well as certain decision-making rights within a loan can cause us to consider an entity a VIE.

Reclassifications and Revisions

Certain prior year amounts have been reclassified to conform to the current year presentation. The consolidated financial statements included in this Report have been retrospectively adjusted to reflect the disposition (or planned disposition) of certain properties as discontinued operations and certain adjustments related to purchase price allocation for all periods presented.

Purchase Price Allocation

In accordance with the guidance for business combinations, we determine whether a transaction or other event is a business combination, which requires that the assets acquired and liabilities assumed constitute a business. Each business combination is then accounted for by applying the acquisition method. If the assets acquired are not a business, we account for the transaction or other event as an asset acquisition. Under both methods, we recognize the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquired entity. In addition, for transactions that are business combinations, we evaluate the existence of goodwill or a gain from a bargain purchase. We immediately expense acquisition-related costs and fees associated with business combinations.

When we acquire properties with leases classified as operating leases, we allocate the purchase price to the tangible and intangible assets and liabilities acquired based on their estimated fair values. We determine the value of the tangible assets, consisting of land and buildings, as if vacant, and site improvements, and record intangible assets, including the above-market and below-market value of leases and the value of in-place leases at their relative estimated fair values. Land is typically valued utilizing the sales comparison (or market approach). Buildings, as if vacant, are valued using the cost and/or income approach. Site improvements are valued using the cost approach. The fair value of real estate is determined by reference to portfolio appraisals which determines their values, on a property level, by applying a discounted cash flow analysis to the estimated net operating income for each property in the portfolio during the remaining anticipated lease term, and the estimated residual value of each property from a hypothetical sale of the property upon expiration after considering the re-tenanting of such property at estimated then current market rental rate, at a selected capitalization rate and deducting estimated costs of sale. The proceeds from a hypothetical sale are derived by capitalizing the estimated net operating income of each property for the year following lease expiration at an estimated residual capitalization rate. The discount rates and residual capitalization rates used to value the properties are selected based on several factors, including the creditworthiness of the lessees, industry surveys, property type, location and age, current lease rates relative to market lease rates and anticipated lease duration. In the case where a tenant has a purchase option deemed to be materially favorable to the tenant, or the tenant has long-term renewal options at rental rates below estimated market rental rates, the appraisal assumes the exercise of such purchase option or long-term renewal options in its determination of residual value. Where a property is deemed to have excess land, the discounted cash flow analysis includes the estimated excess land value at the assumed expiration of the lease, based upon an analysis of comparable land sales or listings in the general market area of the property grown at estimated market growth rates through the year of lease expiration. For those properties that are under contract for sale, the appraised value of the portfolio reflects the current contractual sale price of such properties. See Real Estate Leased to Others and Depreciation below for a discussion of our significant accounting policies related to tangible assets. We include the value of below-market leases in Prepaid and deferred rental income and security deposits in the consolidated financial statements.

We record above-market and below-market lease values for owned properties based on the present value (using a discount rate reflecting the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the leases negotiated and in place at the time of acquisition of the properties and (ii) our estimate of fair market lease rates for the property or equivalent property, both of which are measured over a period equal to the estimated lease term which includes renewal options with rental rates below estimated market rental rates. We amortize the capitalized above-market lease value as a reduction of rental income over the estimated market lease term. We amortize the capitalized below-market lease value as an increase to rental income over the initial term and any fixed-rate renewal periods in the respective leases.

The value of any in-place lease is estimated to be equal to the property owners' avoidance of costs necessary to release the property for a lease term equal to the remaining primary in-place lease term and the value of investment grade tenancy. The cost avoidance to the property owners' of vacancy/leasing costs necessary to lease the property for a lease term equal to the remaining in-place lease term is derived first by determining the in-place lease term on the subject lease. Then, based on our review of the market, the cost to be borne by a property owner to replicate a market lease to the remaining in-place term was estimated. These costs consist of: (i) rent lost during downtime (i.e. assumed periods of vacancy); (ii) estimated expenses that would be incurred by the property owner during periods of vacancy; (iii) rent concessions (i.e. free rent); (iv) leasing commissions; and (v) tenant improvement allowances. We determine these values using our estimates or by relying in part upon third-party appraisals. We amortize the capitalized value of in-place lease intangibles to expense over the remaining initial term of each lease. We amortize the capitalized value of tenant relationships to expense over the initial and expected renewal terms of the lease. No amortization period for intangibles will exceed the remaining depreciable life of the building.

If a lease is terminated, we charge the unamortized portion of above-market and below-market lease values to lease revenue and in-place lease to amortization expense.

When we acquire leveraged properties, the fair value of debt instruments acquired is determined using a discounted cash flow model with rates that take into account the credit of the tenants, where applicable, and interest rate risk. Such resulting premium or discount is amortized over the remaining term of the obligation. We also consider the value of the underlying collateral taking into account the quality of the collateral, the credit quality of the company, the time until maturity and the current interest rate.

Real Estate and Operating Real Estate

We carry land and buildings and personal property at cost less accumulated depreciation. We charge expenditures for maintenance and repairs, including routine betterments, to operations as incurred. We capitalize significant renovations that increase the useful life of the properties.

Real Estate Under Construction

For properties under construction, operating expenses including interest charges and other property expenses, including real estate taxes, are capitalized rather than expensed. We capitalize interest by applying the interest rate applicable to outstanding borrowings to the average amount of accumulated qualifying expenditures for properties under construction during the period.

Assets Held for Sale

We classify those assets that are associated with operating leases as held for sale when we have entered into a contract to sell the property, all material due diligence requirements have been satisfied and we believe it is probable that the disposition will occur within one year. Assets held for sale are recorded at the lower of carrying value or estimated fair value, which is generally calculated as the expected sale price, less expected selling costs. The results of operations and the related gain or loss on sale of properties that have been sold or that are classified as held for sale, and in which we will have no significant continuing involvement, are included in discontinued operations (Note 17).

If circumstances arise that we previously considered unlikely and, as a result, we decide not to sell a property previously classified as held for sale, we reclassify the property as held and used. We measure and record a property that is reclassified as held and used at the lower of (i) its carrying amount before the property was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the property been continuously classified as held and used or (ii) the estimated fair value at the date of the subsequent decision not to sell.

We recognize gains and losses on the sale of properties when, among other criteria, we no longer have continuing involvement, the parties are bound by the terms of the contract, all consideration has been exchanged and all conditions precedent to closing have been performed. At the time the sale is consummated, a gain or loss is recognized as the difference between the sale price, less any selling costs, and the carrying value of the property.

Notes Receivable

For investments in mortgage notes and loan participations, the loans are initially reflected at acquisition cost which consists of the outstanding balance, net of the acquisition discount or premium. We amortize any discount or premium as an adjustment to increase or decrease, respectively, the yield realized on these loans over the life of the loan. As such, differences between carrying value and principal balances outstanding do not represent embedded losses or gains as we generally plan to hold such loans to maturity.

Allowance for Doubtful Accounts

We consider direct finance leases and notes receivable to be past-due or delinquent when a contractually required principal or interest payment is not remitted in accordance with the provisions of the underlying agreement. We evaluate each account individually and set up an allowance when, based upon current information and events, it is probable that we will be unable to collect all amounts due according to the existing contractual terms, and the amount can be reasonably estimated.

Cash and Cash Equivalents

We consider all short-term, highly liquid investments that are both readily convertible to cash and have a maturity of three months or less at the time of purchase to be cash equivalents. Items classified as cash equivalents include commercial paper and money-market funds. Our cash and cash equivalents are held in the custody of several financial institutions, and these balances, at times, exceed federally insurable limits. We seek to mitigate this risk by depositing funds only with major financial institutions.

Marketable Securities

Marketable securities, which consist of common stock in publicly traded companies, are classified as available for sale securities and reported at fair value, with any unrealized gains and losses on these securities reported as a component of Other comprehensive income (loss) until realized.

Other Assets and Other Liabilities

We include accounts receivable, derivatives, stock warrants, marketable securities, deferred charges, and deferred rental income in Other assets, net. We include derivatives and miscellaneous amounts held on behalf of tenants in Other liabilities. Deferred charges are costs incurred in connection with mortgage financings and refinancings that are amortized over the terms of the mortgages and included in Interest expense in the consolidated financial statements. Deferred rental income is the aggregate cumulative difference for operating leases between scheduled rents that vary during the lease term, and rent recognized on a straight-line basis.

Deferred Acquisition Fees Payable to Affiliate

Fees payable to the advisor for structuring and negotiating investments and related mortgage financing on our behalf are included in Due to affiliates. A portion of these fees is payable in equal annual installments each January of the three calendar years following the date on which a property was purchased. Payment of such fees is subject to the performance criterion (Note 4).

Treasury Stock

Treasury stock is recorded at cost under our redemption plan, pursuant to which we may elect to redeem shares at the request of our stockholders, subject to certain exceptions, conditions, and limitations. The maximum amount of shares purchasable by us in any period depends on a number of factors and is at the discretion of our board of directors.

Special Member Interest

We accounted for the Special Member Interest as a noncontrolling interest based on the fair value of the rights attributed to the interest at the time it was transferred to the Special General Partner (Note 3). The Special Member Interest entitles the Special General Partner to cash distributions and, in the event there is a termination or non-renewal of the advisory agreement, redemption rights at our option. In exchange for the Special Member Interest, we amended the fee arrangement with the advisor. The Special Member Interest was accounted for at fair value representing the estimated net present value of the related fee reduction. Cash distributions to the Special General Partner are accounted for as an allocation to net income attributable to noncontrolling interest.

Revenue Recognition

Real Estate Leased to Others

We lease real estate to others primarily on a triple-net leased basis, whereby the tenant is generally responsible for all operating expenses relating to the property, including property taxes, insurance, maintenance, repairs, renewals, and improvements. For the years ended December 31, 2012, 2011, and 2010, although we are legally obligated for the payment, pursuant to our lease agreements with our tenants, lessees were responsible for the direct payment to the taxing authorities of real estate taxes of approximately $32.9 million, $36.3 million, and $14.5 million, respectively. The increase for the year ended December 31, 2011 as compared to 2010 was primarily a result of properties acquired in the Merger.

Substantially all of our leases provide for either scheduled rent increases, periodic rent adjustments based on formulas indexed to changes in the CPI or similar indices or percentage rents. CPI-based adjustments are contingent on future events and are therefore not included in straight-line rent calculations. We recognize rents from percentage rents as reported by the lessees, which is after the level of sales requiring a rental payment to us is reached. Percentage rents were insignificant for the periods presented.

We account for leases as operating or direct financing leases as described below:

Operating leases — We record real estate at cost less accumulated depreciation; we recognize future minimum rental revenue on a straight-line basis over the non-cancelable lease term of the related leases and charge expenses to operations as incurred (Note 5).

Direct financing method — We record leases accounted for under the direct financing method at their net investment (Note 6). We defer and amortize unearned income to income over the lease term so as to produce a constant periodic rate of return on our net investment in the lease.

On an ongoing basis, we assess our ability to collect rent and other tenant-based receivables and determine an appropriate allowance for uncollected amounts. Because we have a limited number of lessees, we believe that it is necessary to evaluate the collectability of these receivables based on the facts and circumstances of each situation rather than solely using statistical methods. Therefore, in recognizing our provision for uncollected rents and other tenant receivables, we evaluate actual past due amounts and make subjective judgments as to the collectability of those amounts based on factors including, but not limited to, our knowledge of a lessee's circumstances, the age of the receivables, the tenant's credit profile and prior experience with the tenant. Even if a lessee has been making payments, we may reserve for the entire receivable amount if we believe there has been significant or continuing deterioration in the lessee's ability to meet its lease obligations.

Depreciation

We compute depreciation of building and related improvements using the straight-line method over the estimated remaining useful lives of the properties, or improvements, which range from two to 40 years. We compute depreciation of tenant improvements using the straight-line method over the lesser of the remaining term of the lease or the estimated useful life.

Impairments

We periodically assess whether there are any indicators that the value of our long-lived assets may be impaired or that their carrying value may not be recoverable. These impairment indicators include, but are not limited to, the vacancy of a property that is not subject to a lease; a lease default by a tenant that is experiencing financial difficulty; the termination of a lease by a tenant or the rejection of a lease in a bankruptcy proceeding. We may incur impairment charges on long-lived assets, including real estate, direct financing leases, assets held for sale, and equity investments in real estate. Our policies for evaluating whether these assets are impaired are presented below.

Real Estate

For real estate assets in which an impairment indicator is identified, we follow a two-step process to determine whether an asset is impaired and to determine the amount of the charge. First, we compare the carrying value of the property's asset group to the future net undiscounted cash flow that we expect the property's asset group will generate, including any estimated proceeds from the eventual sale of the property's asset group. The undiscounted cash flow analysis requires us to make our best estimate of, among other things, market rents, residual values, and holding periods. Depending on the assumptions made and estimates used, the future cash flow projected in the evaluation of long-lived assets can vary within a range of outcomes. We consider the likelihood of possible outcomes in determining our estimate of future cash flows. If the future net undiscounted cash flow of the property's asset group is less than the carrying value, the property's asset group is considered to be impaired. We then measure the loss as the excess of the carrying value of the property's asset group over its estimated fair value.

Assets Held for Sale

When we classify an asset as held for sale, we compare the asset's estimated fair value, less cost to sell, to its carrying value, and if the estimated fair value, less cost to sell, is less than the property's carrying value, we reduce the carrying value to the estimated fair value, less cost to sell. We will continue to review the property for subsequent changes in the estimated fair value, and may recognize an additional impairment charge if warranted.

Direct Financing Leases

We review our direct financing leases at least annually to determine whether there has been an other-than-temporary decline in the current estimate of residual value of the property. The residual value is our estimate of what we could realize upon the sale of the property at the end of the lease term, based on market information. If this review indicates that a decline in residual value has occurred that is other-than-temporary, we recognize an impairment charge equal to the difference between the fair value and carrying value, which is discounted at the internal rate of return of the property.

Equity Investments in Real Estate

We evaluate our equity investments in real estate on a periodic basis to determine if there are any indicators that the value of our equity investment may be impaired and whether or not that impairment is other-than-temporary. To the extent impairment has occurred, we measure the charge as the excess of the carrying value of our investment over its estimated fair value, which is determined by multiplying the estimated fair value of the underlying investment's net assets by our ownership interest percentage.

Foreign Currency

Translation

We have interests in real estate investments in the European Union (primarily Germany), Canada, Mexico, Malaysia, and Thailand and own interests in properties in the European Union. The functional currencies for these investments are primarily the euro and the British Pound Sterling and, to a lesser extent, the Canadian dollar, the Malaysian ringgit, the Swedish krona, and the Thai baht. We perform the translation from these local currencies to the U.S. dollar for assets and liabilities using current exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted-average exchange rate during the period. We report the gains and losses resulting from this translation as a component of Other comprehensive income (loss) in equity. These translation gains and losses are released to net income when we have substantially exited from all investments in the related currency.

Transaction Gains or Losses

A transaction gain or loss (measured from the transaction date or the most recent intervening balance sheet date, whichever is later), realized upon settlement of a foreign currency transaction generally will be included in net income for the period in which the transaction is settled. Foreign currency transactions that are (i) designated as, and are effective as, economic hedges of a net investment and (ii) intercompany foreign currency transactions that are of a long-term nature (that is, settlement is not planned or anticipated in the foreseeable future), when the entities to the transactions are consolidated or accounted for by the equity method in our financial statements are not included in determining net income are accounted for in the same manner as foreign currency translation adjustments and reported as a component of Other comprehensive income (loss) in equity.

Derivative Instruments

We measure derivative instruments at fair value and record them as assets or liabilities, depending on our rights or obligations under the applicable derivative contract. Derivatives that are not designated as hedges must be adjusted to fair value through earnings. For a derivative designated and that qualified as a cash flow hedge, the effective portion of the change in fair value of the derivative is recognized in Other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings.

We made an accounting policy election effective January 1, 2011, or the “effective date”, to use the portfolio exception in Accounting Standards Codification (“ASC”) 820-10-35-18D, Application to Financial Assets & Financial Liabilities with Offsetting Positions in Market Risk or Counterparty Credit Risk, the “portfolio exception,” with respect to measuring counterparty credit risk for all of our derivative transactions subject to master netting arrangements.

Income Taxes

We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code. In order to maintain our qualification as a REIT, we are required, among other things, to distribute at least 90% of our REIT net taxable income to our stockholders and meet certain tests regarding the nature of our income and assets. As a REIT, we are not subject to federal income tax with respect to the portion of our income that meets certain criteria and is distributed annually to stockholders. Accordingly, no provision for federal income taxes is included in the consolidated financial statements with respect to these operations. We believe we have operated, and we intend to continue to operate, in a manner that allows us to continue to meet the requirements for taxation as a REIT.

We conduct business in various states and municipalities within the U.S., the European Union, and Asia and, as a result, we or one or more of our subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and certain foreign jurisdictions. As a result, we are subject to certain foreign, state, and local taxes and a provision for such taxes is included in the consolidated financial statements.

We elect to treat certain of our corporate subsidiaries as TRSs. In general, a TRS may perform additional services for our tenants and generally may engage in any real estate or non-real estate-related business (except for the operation or management of health care facilities or lodging facilities or providing to any person, under a franchise, license or otherwise, rights to any brand name under which any lodging facility or health care facility is operated). A TRS is subject to corporate federal income tax. Our TRS subsidiaries own hotels that are managed on our behalf by third-party hotel management companies.

Significant judgment is required in determining our tax provision and in evaluating our tax positions. We establish tax reserves based on a benefit recognition model, which we believe could result in a greater amount of benefit (and a lower amount of reserve) being initially recognized in certain circumstances. Provided that the tax position is deemed more likely than not of being sustained, we recognize the largest amount of tax benefit that is greater than 50 percent likely of being ultimately realized upon settlement. We derecognize the tax position when it is no longer more likely than not of being sustained.

Our earnings and profits, which determine the taxability of distributions to stockholders, differ from net income reported for financial reporting purposes due primarily to differences in depreciation, including hotel properties, for federal income tax purposes. Deferred income taxes relate primarily to our TRSs and are accounted for using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting bases of assets and liabilities of our TRSs and their respective tax bases and for their operating loss and tax credit carry forwards based on enacted tax rates expected to be in effect when such amounts are realized or settled. However, deferred tax assets are recognized only to the extent that it is more likely than not that they will be realized based on consideration of available evidence, including tax planning strategies and other factors.

Earnings Per Share

We have a simple equity capital structure with only common stock outstanding. As a result, earnings per share, as presented, represents both basic and dilutive per share amounts for all periods presented in the consolidated financial statements.

Out-of-Period Adjustments

During 2012, we identified errors in the consolidated financial statements related to prior years. The errors were primarily attributable to the misapplication of guidance in accounting for and clerical errors related to the Hellweg 2 investment and lease intangibles. We concluded that these adjustments were not material, individually or in the aggregate, to our results for this or any of the prior periods and, as such, we recorded an out-of-period adjustment to increase our income from operations by $2.6 million.

During the second quarter of 2011, we identified an error in the consolidated financial statements related to the year 2010 through the first quarter of 2011. The error relates to the recognition of lease revenues in connection with an operating lease in 2010 and the first quarter of 2011. We concluded this adjustment, which totaled $2.2 million, was not material to our results for the prior year periods or the quarter ended June 30, 2011, and as such, this cumulative change was recorded in the statement of operations in the second quarter of 2011 as an out-of-period adjustment of $2.2 million.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and the disclosure of contingent amounts in our consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

Merger and UPREIT Reorganization Disclosure	12 Months Ended
Dec. 31, 2012
Merger and UPREIT Reorganization, and Proforma Financial Information
Merger and UPREIT Reorganization

Note 3. Merger and UPREIT Reorganization

Merger

On May 2, 2011, CPA®:14 merged with and into one of our consolidated subsidiaries based on the Merger Agreement, which entitled shareholders of CPA®:14 to receive $10.50 per share after giving effect to a $1.00 per share special cash distribution funded by CPA®:14. The NAV of CPA®:14 as of May 2, 2011 was $11.90 per share. NAV per share was determined based upon an estimate of the fair market value of real estate adjusted to give effect to the estimated fair value of mortgages encumbering CPA®:14's assets as well as other adjustments. There are a number of variables that comprise this calculation, including individual tenant credits, lease terms, lending credit spreads, foreign currency exchange rates, and tenant defaults, among others.

For each share of CPA®:14 stock owned, each CPA®:14 shareholder received the Merger consideration. We paid the Merger consideration of $954.6 million, including the payment of $444.0 million in cash to liquidating shareholders and the issuance of 57,365,145 shares of common stock with a fair value of $510.5 million on the date of closing to shareholders of CPA®:14 in exchange for 48,076,723 shares of CPA®:14 common stock. The $1.00 per share special cash distribution, totaling $90.4 million in the aggregate, was funded from the proceeds of properties sold by CPA®:14 in connection with the Merger, as described below. In order to fund the Merger consideration, we utilized a portion of the $302.0 million of available cash drawn under our line of credit (Note 11) and $121.0 million in cash we received from WPC in return for the issuance of 13,750,000 of our common shares.

The assets we acquired and liabilities we assumed in the Merger exclude the Asset Sales. Immediately prior to the Merger and subsequent to the Asset Sales, CPA®:14's portfolio was comprised of full or partial ownership in 177 properties, substantially all of which were triple-net leased. In the Merger, we acquired these properties and their related leases with an average remaining life of 8.3 years and an estimated aggregate annualized contractual minimum base rent of $149.8 million. We also assumed the related property debt comprised of seven variable-rate and 48 fixed-rate non-recourse mortgages with preliminary fair values of $38.1 million and $421.9 million, respectively, with weighted-average annual interest rates of 6.8% and 6.1%, respectively. We accounted for the Merger as a business combination under the acquisition method of accounting. As part of the Merger, we acquired from CPA®:14 the remaining equity interests in a subsidiary that we previously consolidated, which was accounted for as an equity transaction. Acquisition costs of $13.6 million related to the Merger, as well as those related to the equity transaction described above and the reorganization described below, have been expensed as incurred and classified within General and administrative expense in the consolidated statements of income for the year ended December 31, 2011.

The purchase price was allocated to the assets acquired and liabilities assumed based upon their fair values. The following table summarizes the estimated fair values of the assets acquired and liabilities assumed in the acquisition as well as subsequent adjustments, based on the best estimates of management at the date of Merger (in thousands):

	Initially	Measurement
	Reported	Period	As Revised at
	at June 30, 2011	Adjustments	December 31, 2011
Merger Consideration:
Fair value of CPA®:16 – Global shares of common stock issued	$510,549	$-	$510,549
Cash consideration	444,045	-	444,045
	954,594	-	954,594

Assets Acquired at Fair Value:
Investments in real estate	582,802	21,291	604,093
Net investment in direct financing leases	161,414	-	161,414
Assets held for sale	11,202	-	11,202
Equity investments in real estate	134,609	-	134,609
Intangible assets	419,928	(1,297)	418,631
Cash and cash equivalents	189,266	172	189,438
Other assets, net	27,577	(313)	27,264
	1,526,798	19,853	1,546,651
Liabilities Assumed at Fair Value:
Non-recourse debt	(460,271)	264	(460,007)
Accounts payable, accrued expenses, and other liabilities	(9,878)	-	(9,878)
Prepaid and deferred rental income and security deposits	(45,848)	(3,564)	(49,412)
Due to affiliates	(2,753)	-	(2,753)
Distributions payable	(95,943)	-	(95,943)
	(614,693)	(3,300)	(617,993)
Amounts attributable to noncontrolling interests	63,003	(4,815)	58,188
Net assets acquired at fair value	975,108	11,738	986,846
Change in interest upon acquisition of noncontrolling interest of Carrefour	(3,543)	-	(3,543)
Bargain purchase gain on acquisition	$(16,971)	$(11,738)	$(28,709)

As required by GAAP, fair value related to the assets acquired and liabilities assumed as well as the shares exchanged, has been computed as of the closing date of the Merger by the advisor in a manner consistent with the methodology described above. The computed fair values as of the closing date of the Merger reflect increases in the fair values of our and CPA®:14's net assets during that period, which were primarily attributable to changes in foreign exchange rates as well the length of time that elapsed between the date of the Merger Agreement which was December 13, 2010 and May 2, 2011, the date on which we obtained control of CPA®:14. The advisor normally calculates our NAV annually as of year-end; however, in connection with entering into the Merger Agreement the advisor had determined that our NAV as of September 30, 2010 was $8.80 per share. As of the date of the Merger, the advisor conducted an updated analysis reflecting an increase of $0.10 per share or $8.90, which was unchanged as of June 30, 2011. The increase in NAV at the date of the Merger resulted in the total fair value of the Merger consideration of $954.6 million; however the preliminary fair value for the net assets acquired from CPA®:14 increased more to $975.1 million, resulting in a bargain purchase gain on acquisition of $17.0 million recorded on the consolidated statements of operations for the six months ended June 30, 2011. During the third and fourth quarters of 2011, we identified certain measurement period adjustments that impacted the provisional acquisition accounting, primarily related to properties leased to PETsMART (Note 17), which resulted in an increase of $11.7 million to the preliminary fair values of the assets acquired and the bargain purchase gain on acquisition, which increased to $986.8 million and $28.7 million, respectively. Furthermore, during the third quarter of 2012, we identified a receivable that we acquired as part of the Merger in the second quarter of 2011 but was not recorded at that time. The receivable, if recorded during the second quarter of 2011, would have resulted in an increase to the bargain purchase gain from the Merger in that quarter of $1.6 million. This change was recorded in the statements of operations in the third quarter of 2012.

The estimated revenues and income from operations contributed from the properties acquired in the Merger from May 2, 2011 through December 31, 2011 were $55.6 million and $5.3 million, respectively.

UPREIT Reorganization

Immediately following the Merger on May 2, 2011, we completed an internal reorganization whereby CPA®:16 – Global formed an UPREIT, which was approved by our stockholders in connection with the Merger. In connection with this UPREIT Reorganization, we contributed substantially all of our assets and liabilities to the Operating Partnership in exchange for a managing member interest and units of membership interest in the Operating Partnership, which together represent a 99.985% capital interest of the Managing Member (representing our stockholders' interest). The Special General Partner, a subsidiary of WPC, acquired a Special Member Interest of 0.015% in the Operating Partnership entitling it to receive certain profit allocations and distributions of Available Cash and a Final Distribution, each as discussed below. As we have control of the Operating Partnership through our managing member's interest, we consolidate the Operating Partnership in our financial results.

After the Merger, we amended our advisory agreement with affiliates of WPC to give effect to this reorganization and to reflect a revised fee structure whereby (i) our asset management fees were prospectively reduced to 0.5% from 1.0% of the asset value of a property under management and (ii) the former 15% subordinated incentive fee and termination fees were eliminated. The Available Cash Distribution is contractually limited to 0.5% of our Adjusted Invested Assets. The fee structure related to initial acquisition fees, subordinated acquisition fees, and subordinated disposition fees remained unchanged. On September 28, 2012, we entered into an amended and restated advisory agreement, which didn't change this fee structure. For a description of the other provisions of the agreement that were amended, see Note 4.

The Special General Partner is entitled to the Available Cash Distribution, which is contractually limited to 0.5% of the value of our assets under management. The Special General Partner may also elect to receive the Available Cash Distribution in shares of our common stock. In the event of a capital transaction such as a sale, exchange, disposition or refinancing of our net assets, the Special General Partner may also be entitled to receive the Final Distribution.

In May 2011, we incurred a non-cash charge of $34.3 million in connection with the issuance of the Special Member Interest to a subsidiary of WPC in consideration of the amendment of our advisory agreement. This charge was recorded in the consolidated statements of operations and is equal to the fair value of the noncontrolling interests issued (Note 15). We determined the fair value of the Special Member Interest based on a discounted cash flow model, which included assumptions related to estimated future cash flows.

Agreements and Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Agreements and Transactions with Related Parties
Related Party Transactions

Note 4. Agreements and Transactions with Related Parties

We have an advisory agreement with the advisor whereby the advisor performs certain services for us under a fee arrangement. On September 28, 2012, following the WPC/CPA®:15 Merger, we entered into an amended and restated advisory agreement, which is scheduled to renew annually. As amended, the advisory agreement provides for the allocation of advisor personnel expenses on the basis of our revenues and those of the other Managed REITs rather than on an allocation of time charges incurred by the advisor's personnel on our behalf. The fee structure related to asset management fees, initial acquisition fees, subordinated acquisition fees, and subordinated disposition fees remains unchanged, and the advisor remains entitled to the Available Cash Distribution (See UPREIT Reorganization in Note 3). We also have certain agreements with affiliates regarding jointly-owned investments. The following tables present a summary of fees we paid and expenses we reimbursed to the advisor in accordance with the advisory agreement (in thousands):

	Years Ended December 31,
	2012	2011	2010
Amounts Included in the Statements of Income:
Asset management fees	$18,553	$16,920	$11,750
Performance fees	-	3,921	11,750
Distributions of available cash	15,389	6,157	-
Personnel reimbursements	7,478	5,513	3,377
Office rent reimbursements	1,176	1,058	715
Issuance of Special Member Interest	-	34,300	-
	$42,596	$67,869	$27,592

Other Transaction Fees Incurred:
Current acquisition fees	$-	$147	$-
Deferred acquisition fees	-	118	-
Mortgage refinancing fees	520	639	145
	$520	$904	$145

		December 31,
		2012	2011
Unpaid Transaction Fees:
Deferred acquisition fees		$1,757	$3,391
Subordinated disposition fees		1,197	1,116
		$2,954	$4,507

Asset Management and Performance Fees

We pay the advisor asset management fees, which are 1/2 of 1% per annum of our average invested assets and are computed as provided for in the advisory agreement. Prior to the Merger, we also paid the advisor performance fees, which were also 1/2 of 1% per annum of our average invested assets and were computed as provided for in the advisory agreement. The performance fees were subordinated to the performance criterion, a non-compounded cumulative annual distribution return of 6% per annum. The asset management and, prior to the Merger, performance fees are payable in cash or shares of our common stock at the advisor's option. If the advisor elects to receive all or a portion of its fees in shares, the number of shares issued is determined by dividing the dollar amount of fees by our most recently published NAV per share as approved by our board of directors. For 2012, the advisor elected to receive 50% of its asset management fees in cash and 50% in shares of our common stock. For 2011, prior to the Merger, and 2010, the advisor elected to receive its asset management fees in cash and its performance fees in shares, and subsequent to the Merger, the advisor elected to receive its asset management fees for 2011 in shares. As a result of the UPREIT Reorganization, in accordance with the terms of the amended and restated advisory agreement, beginning on May 2, 2011, we no longer pay the advisor performance fees, but instead we pay the Available Cash Distribution (Note 3). Asset management and performance fees are included in Property expenses in the consolidated financial statements. These expenses are impacted by an increase in revenues and assets under management as a result of the Merger.

Distributions of Available Cash

In connection with this UPREIT Reorganization, the Special General Partner, a subsidiary of WPC, acquired a Special Member Interest of 0.015% in the Operating Partnership entitling it to receive the Available Cash Distribution, which is measured and paid quarterly. The Available Cash Distribution is defined as cash generated from operations, excluding capital proceeds, as reduced by operating expenses and debt service, excluding prepayments and balloon payments. The Available Cash Distribution is contractually limited to 0.5% of our Adjusted Invested Assets. The Special General Partner may also elect to receive the Available Cash Distribution in shares of our common stock. In the event of a capital transaction such as a sale, exchange, disposition or refinancing of our net assets, the Special General Partner may also be entitled to receive a Final Distribution.

Personnel and Office Rent Reimbursements

We reimburse the advisor for various expenses it incurs in the course of providing services to us. We reimburse certain third-party expenses paid by the advisor on our behalf, including property-specific costs, professional fees, office expenses and business development expenses. In addition, we reimburse the advisor for the allocated costs of personnel and overhead in providing management of our day-to-day operations, including accounting services, stockholder services, corporate management, and property management and operations. We do not reimburse the advisor for the cost of personnel if these personnel provide services for transactions for which the advisor receives a transaction fee, such as acquisitions, dispositions and refinancings. Personnel and office rent reimbursements are included in General and administrative expenses in the consolidated financial statements.

The advisor is obligated to reimburse us for the amount by which our operating expenses exceeds the 2%/25% guidelines (the greater of 2% of average invested assets or 25% of net income) as defined in the advisory agreement for any twelve-month period. If in any year our operating expenses exceed the 2%/25% guidelines, the advisor will have an obligation to reimburse us for such excess, subject to certain conditions. If our independent directors find that the excess expenses were justified based on any unusual and nonrecurring factors that they deem sufficient, the advisor may be paid in future years for the full amount or any portion of such excess expenses, but only to the extent that the reimbursement would not cause our operating expenses to exceed this limit in any such year. We will record any reimbursement of operating expenses as a liability until any contingencies are resolved and will record the reimbursement as a reduction of asset management and performance fees at such time that a reimbursement is fixed, determinable and irrevocable. Our operating expenses have not exceeded the amount that would require the advisor to reimburse us.

Issuance of Special Member Interest

In May 2011, we incurred a non-cash charge in connection with the issuance of the Special Member Interest to the Special General Partner, a subsidiary of WPC, in consideration of the amendment of our advisory agreement (Note 3).

Transaction Fees

We also pay the advisor acquisition fees for structuring and negotiating investments and related mortgage financing on our behalf. Acquisition fees average 4.5% or less of the aggregate cost of investments acquired and are comprised of a current portion of 2.5%, which is paid at the date the property is purchased, and a deferred portion of 2%, which is payable in equal annual installments each January of the three calendar years following the date on which a property was purchased, subject to satisfying the 6% performance criterion. Interest on unpaid installments is 5% per year. Current and deferred acquisition fees were capitalized and included in the cost basis of the assets acquired. Mortgage refinancing fees are capitalized to deferred financing costs and amortized over the life of the new loans.

We also pay fees to the advisor for services provided to us in connection with the disposition of investments. These fees, which are subordinated to the performance criterion and certain other provisions included in the advisory agreement, are deferred and are payable to the advisor only in connection with a liquidity event.

In connection with the Merger, the advisor waived any acquisition fees payable by us under the advisory agreement in respect of the properties acquired in the Merger and also waived any disposition fees that may subsequently be payable by us upon a sale of such assets. As the advisor to CPA®:14, the advisor earned acquisition fees related to those properties acquired by CPA®:14 and disposition fees on those properties upon the liquidation of CPA®:14 and, as a result, we and the advisor agreed that the advisor should not receive fees upon the acquisition or disposition of the same properties by us.

Jointly-Owned Investments and Other Transactions with Affiliates

We share leased office space used for the administration of our operations with our affiliates. Rental, occupancy, and leasehold improvement costs are allocated among us and our affiliates based on our respective gross revenues and are adjusted quarterly.

We own interests in entities ranging from 25% to 90%, as well as jointly-controlled tenancy-in-common interests in properties, with the remaining interests generally held by affiliates. We consolidate certain of these investments and account for the remainder under the equity method of accounting.

Merger

In order to fund a portion of the Merger consideration, we received $121.0 million in cash from WPC in 2011 in return for the issuance of 13,750,000 shares of our common stock. Immediately after giving effect to the Merger, subsidiaries of WPC collectively owned approximately 17.5% of our outstanding common stock, which excludes its ownership in the Special Member Interest. At December 31, 2012, the advisor owned 37,129,851 shares, or 18.3%, of our common stock, which excludes its ownership in the Special Member Interest.

Net Investments in Properties	12 Months Ended
Dec. 31, 2012
Net Investments in Properties
Real Estate Disclosure

Note 5. Net Investments in Properties

Real Estate

Real estate, which consists of land and buildings leased to others, at cost, and which are subject to operating leases, is summarized as follows (in thousands):

	December 31,
	2012	2011
Land	$470,809	$476,790
Buildings	1,772,661	1,788,786
Less: Accumulated depreciation	(242,648)	(190,316)
	$2,000,822	$2,075,260

We did not acquire any real estate assets during 2012. During this period, the U.S. dollar weakened against the euro, as the end-of-period rate for the U.S. dollar in relation to the euro at December 31, 2012 increased 2.1% to $1.3218 from $1.2950 at December 31, 2011. The impact of this weakening was a $15.8 million increase in Real estate from December 31, 2011 to December 31, 2012. Assets disposed of or reclassified to held-for-sale during 2012 accounted for a significant portion of the net decrease in real estate and are discussed in Note 17.

In May 2011, we recognized a bargain purchase gain of $17.0 million in the Merger because the fair values of CPA®:14's net assets increased more than the fair values of our net assets during the period between the date of the Merger Agreement on December 13, 2010 and the closing of the Merger on May 2, 2011. In addition, during the third and fourth quarters of 2011, we identified certain measurement period adjustments primarily related to properties acquired in the Merger that were leased to PETsMART which impacted the provisional acquisition accounting and resulted in an increase of $11.7 million to the preliminary bargain purchase gain. In accordance with ASC 805-10-25, Accounting for Business Combinations, we did not record the measurement period adjustments during the third and fourth quarters of 2011. We have retrospectively adjusted our financial statements for the year ended December 31, 2011 to include such adjustments. Furthermore, during the third quarter of 2012, we identified a receivable that we acquired as part of the Merger in the second quarter of 2011 but was not recorded at that time. The receivable, if recorded during the second quarter of 2011, would have resulted in an increase to the bargain purchase gain from the Merger in that quarter of $1.6 million. This change was recorded in the statements of operations in the third quarter of 2012 (Note 2).

Carrefour France, SAS acquisition

In January 2011, we acquired the Carrefour Properties, which had a fair value of $143.1 million at the date of acquisition, from CPA®:14. As part of the transaction, we also assumed two related non-recourse mortgages on these properties with an aggregate fair value of $81.7 million at the date of acquisition. The mortgages mature in April 2017 and bear interest at variable rates, which were 1.5% and 1.1% at December 31, 2012. The newly issued equity in our subsidiary resulted in a reduction of our ownership stake in the entity from 100% to 3%; however, we continued to consolidate this entity in the first quarter of 2011 because we effectively bought back these shares as part of the Merger. As part of the Merger, we acquired the remaining 97% interest in this entity on May 2, 2011, which was accounted for as an equity transaction, with the difference of $3.5 million recorded as an adjustment to our Additional paid-in capital. Following this change in ownership interest, the amount previously recorded in noncontrolling interests of $5.5 million representing its proportionate share of the cumulative translation adjustment was reclassified and is reflected in Accumulated other comprehensive loss in our consolidated balance sheets.

Operating Real Estate

Operating real estate, which consists of our two hotel operations, at cost, is summarized as follows (in thousands):

	December 31,
	2012	2011
Land	$8,296	$8,296
Buildings	68,505	68,216
Furniture, fixtures, and equipment	8,764	8,575
Less: Accumulated depreciation	(16,007)	(12,823)
	$69,558	$72,264

Scheduled future minimum rents, which are inclusive of those properties in continuing and discontinued operations, exclusive of renewals and expenses paid by tenants and future CPI-based adjustments, under non-cancelable operating leases at December 31, 2012 are as follows (in thousands):

Years Ending December 31,	Total
2013	$258,104
2014	257,837
2015	247,206
2016	236,121
2017	226,013
Thereafter	1,577,977
Total	$2,803,258

There were no percentage rents for operating leases in 2012, 2011, and 2010.

Finance Receivables	12 Months Ended
Dec. 31, 2012
Finance Receivables
Finance Receivables

Note 6. Finance Receivables

Assets representing rights to receive money on demand or at fixed or determinable dates are referred to as finance receivables. Our finance receivable portfolios consist of our Net investments in direct financing leases and notes receivable. Operating leases are not included in finance receivables as such amounts are not recognized as an asset in the consolidated balance sheets.

Net Investment in Direct Financing Leases

Net investment in direct financing leases is summarized as follows (in thousands):

	December 31,
	2012	2011
Minimum lease payments receivable	$576,319	$611,549
Unguaranteed residual value	400,721	395,663
	977,040	1,007,212
Less: unearned income	(509,209)	(540,076)
	$467,831	$467,136

During the years ended December 31, 2012, 2011, and 2010, in connection with our annual reviews of our estimated residual values of our properties, we recorded impairment charges related to several direct financing leases of $0.3 million, $2.3 million, and $6.8 million, respectively. Impairment charges related primarily to other-than-temporary declines in the estimated residual values of the underlying properties due to market conditions (Note 13). At December 31, 2012 and 2011, Other assets, net included $0.5 million and $1.3 million, respectively, of accounts receivable related to amounts billed under these direct financing leases.

Scheduled future minimum rents, which are inclusive of those properties in continuing and discontinued operations, exclusive of renewals and expenses paid by tenants and future CPI-based adjustments, under non-cancelable direct financing leases at December 31, 2012 are as follows (in thousands):

Years Ending December 31,	Total
2013	$44,532
2014	45,816
2015	45,646
2016	44,305
2017	43,850
Thereafter	352,170
Total	$576,319

Notes Receivable

Hellweg 2

Under the terms of the note receivable acquired in connection with the April 2007 investment in which we and our affiliates acquired a property-owning investment that in turn acquired a 24.7% ownership interest in a limited partnership and a lending investment that made a loan (“the note receivable”) to the holder of the remaining 75.3% interests in the limited partnership (“Hellweg 2 transaction”), the lending investment will receive interest at a fixed annual rate of 8%. In November 2010, the property-owning investment exercised the first of its three options and acquired from our partner a 70% direct interest in the limited partnership for $297.3 million, thus owning a (direct and indirect) 94.7% interest in the limited partnership. The note receivable matures in April 2017. The note receivable had a principal balance of $21.7 million and $21.3 million, inclusive of our affiliates' noncontrolling interest of $16.1 million and $15.8 million at December 31, 2012 and 2011, respectively.

Other

In June 2007, we entered into an agreement to provide a developer with a construction loan of up to $14.8 million that provides for a variable annual interest rate of LIBOR plus 2.5% and was scheduled to mature in April 2010. This agreement was subsequently amended to provide for two loans of up to $19.0 million and $4.9 million, respectively, with a variable annual interest rate of LIBOR plus 2.5% and a fixed interest rate of 8.0%, respectively, both with maturity dates of December 2011. The maturity date for both loans was extended to February 2012, with the interest rate on the first loan fixed at 8.0%. At December 31, 2011, the aggregate balance of these notes receivable was $23.9 million. Both loans were repaid in full in January 2012.

In January 2012, we restructured our lease with Production Resources Group (“PRG”) so as to extend the lease term to June 2029 and also give PRG the option to purchase the property at predetermined dates and prices during the lease term. If PRG does not exercise its purchase option, the property transfers to the tenant for $1 at the end of the lease term. The restructured lease is accounted for as a sales-type lease due to the automatic transfer of title at the end of the lease. In addition, because the minimum initial and continuing investment criteria were not met at the inception of the sales-type lease, the sale of the asset is accounted for under the deposit method. The property is not derecognized and all periodic cash payments received under the lease are carried on the balance sheet as a deposit liability until approximately 5% of the purchase price has been collected. By October 2012, the aggregate cash payments received crossed the 5% threshold and accordingly we derecognized the property and recognized a gain of $0.1 million. We also recognized a note receivable, which had a balance of $11.8 million at December 31, 2012, to reflect the expected future payments under the lease. The remaining deferred gain of $3.9 million as of December 31, 2012 will be recognized into income in proportion to the principal payments on the note over the remaining lease term.

We had a B-note receivable that totaled $9.8 million at both December 31, 2012 and 2011 with a fixed annual interest rate of 6.3% and a maturity date of February 11, 2015.

In addition, in connection with the Merger, we acquired three notes receivable. Two of these notes were repaid during 2011 and the remaining note was repaid in full in July 2012.

Credit Quality of Finance Receivables

We generally seek investments in facilities that we believe are critical to each tenant's business and that we believe have a low risk of tenant defaults. At December 31, 2012 and 2011, none of the balances of our finance receivables were past due. Our allowance for uncollected accounts was $0.2 million and less than $0.1 million at December 31, 2012 and 2011, respectively. Additionally, there have been no modifications of finance receivables during 2012. We evaluate the credit quality of our tenant receivables utilizing an internal 5-point credit rating scale, with 1 representing the highest credit quality and 5 representing the lowest. The credit quality evaluation of our tenant receivables was last updated in the fourth quarter of 2012.

A summary of our finance receivables by internal credit quality rating for the periods presented is as follows (dollars in thousands):

	Number of Tenants at December 31,		Net Investments in Direct Financing Leases at December 31,
Internal Credit Quality Indicator	2012	2011	2012	2011
1	1	2	$43,213	$51,309
2	2	3	35,197	69,318
3	13	13	230,527	250,523
4	7	6	152,902	95,986
5 (a)	1	-	5,992	-
			$467,831	$467,136

	Number of Obligors at December 31,		Notes Receivable at December 31,
Internal Credit Quality Indicator	2012	2011	2012	2011
1	-	-	$-	$-
2	1	2	9,836	9,784
3	2	2	33,558	21,793
4	-	1	-	23,917
5	-	-	-	-
			$43,394	$55,494

__________

(a)        During 2012, a tenant in one of our properties filed for bankruptcy and stopped paying rent to us. As a result, our property-owning subsidiary, which leased the property to the tenant, stopped making payments on the non-recourse mortgage obligation encumbering the property. As of December 31, 2012, we were actively pursuing a new tenant for the property.

Equity Investments in Real Estate	12 Months Ended
Dec. 31, 2012
Equity Method Investments in Real Estate
Equity Method Investments

Note 7. Equity Investments in Real Estate

We own equity interests in single-tenant net leased properties that are generally leased to corporations through noncontrolling interests (i) in partnerships and limited liability companies that we do not control but over which we exercise significant influence or (ii) as tenants-in-common subject to common control. Generally, the underlying investments are jointly-owned with affiliates. We account for these investments under the equity method of accounting (i.e., at cost, increased or decreased by our share of earnings or losses, less distributions, plus contributions and other adjustments required by equity method accounting, such as basis differences from other-than-temporary impairments). Investments in unconsolidated investments are required to be evaluated periodically. We compare an investment's carrying value to its estimated fair value and recognize an impairment charge to the extent that the carrying value exceeds fair value and such decline is determined to be other than temporary.

The following table sets forth our ownership interests in our equity investments in real estate and their respective carrying values (dollars in thousands):

	Ownership Interest	Carrying Value at December 31,
Lessee	at December 31, 2012	2012	2011
True Value Company (a)	50%	$43,100	$44,887
The New York Times Company (b)	27%	34,579	32,960
U-Haul Moving Partners, Inc. and Mercury Partners, LP (a)	31%	30,932	31,886
Advanced Micro Devices, Inc. (a) (c)	67%	28,619	32,185
Schuler A.G. (a) (c) (d)	33%	21,178	20,951
Hellweg Die Profi-Baumarkte GmbH & Co. KG (Hellweg 1) (a) (d)	25%	20,837	20,460
The Upper Deck Company (a) (c) (e)	50%	7,998	9,880
Frontier Spinning Mills, Inc. (b)	40%	6,265	6,255
Del Monte Corporation (a)	50%	5,580	6,868
Police Prefecture, French Government (a) (d) (f)	50%	5,010	5,537
Actebis Peacock GmbH (b) (d)	30%	4,477	4,638
TietoEnator Plc (a) (d) (g)	40%	3,895	6,271
Barth Europa Transporte e.K/MSR Technologies GmbH (formerly Lindenmaier A.G.) (a) (d) (h)	33%	3,219	4,155
Town Sports International Holdings, Inc. (formerly LifeTime Fitness, Inc.) (a)	56%	3,203	3,485
Actuant Corporation (a) (d)	50%	2,711	2,618
Consolidated Systems, Inc. (a) (c)	40%	2,004	2,092
OBI A.G. (a) (d) (f)	25%	1,819	3,310
Thomson Broadcast, Veolia Transport, and Marchal Levage (formerly Thales S.A.) (a) (d) (i)	35%	1,606	512
Talaria Holdings, LLC (a)	27%	453	691
Pohjola Non-life Insurance Company (a) (d) (j)	40%	190	4,662
		$227,675	$244,303

__________

(a)        This investment is jointly-owned with WPC.

(b)       This investment is jointly-owned with CPA®:17 – Global.

(c)       Represents a tenancy-in-common interest, under which the investment is under common control by us and our investment partner.

(d)       The carrying value of this investment is affected by the impact of fluctuations in the exchange rate of the euro.

(e)       In July 2012, one of the properties was sold and the proceeds were distributed to the partners in this investment, of which our share was $1.7 million.

(f)       This decrease was primarily due to a principal payment made on the outstanding mezzanine loan.

(g)       In April 2012, we made a contribution of $0.8 million to this investment to partially prepay our share of its outstanding mortgage loan. Additionally, in September 2012 we recognized an other-than-temporary impairment charge of $2.9 million on this investment (Note 13).

(h)       In February 2012, one of the properties was sold and the proceeds were distributed to the partners in this investment, of which our share was $1.3 million.

(i)       In February 2012, the investment received $4.8 million of lease termination income from the former tenant, of which our share was $1.7 million.

(j)       In September 2012, we recognized an other-than-temporary impairment charge of $4.0 million on this investment (Note 13).

The following tables present combined summarized financial information of our equity investments. Amounts provided are the total amounts attributable to the investments and do not represent our proportionate share (in thousands):

	December 31,
	2012	2011
Real estate, net	$936,505	$879,158
Other assets	903,857	744,420
Total assets	1,840,362	1,623,578
Non-recourse and limited-recourse debt	(932,288)	(971,169)
Accounts payable, accrued expenses, and other liabilities	(130,857)	(89,334)
Total liabilities	(1,063,145)	(1,060,503)
Noncontrolling interests	(68,358)	(68,353)
Partners’/members’ equity	$708,859	$494,722

	Years Ended December 31,
	2012	2011	2010
Revenues	$174,159	$176,184	$142,918
Expenses	(97,830)	(99,060)	(82,338)
Impairment charges (a)	-	-	(4,145)
(Loss) gain on extinguishment of debt (b)	(206)	2,464	-
Net income from continuing operations	$76,123	$79,588	$56,435
Net income attributable to the equity investments (c) (d) (e)	$76,951	$82,635	$56,435

__________

  Amount during the year ended December 31, 2010 included impairment charges totaling $4.1 million incurred by an investment that formerly leased property to Thales S.A. to reduce the carrying value of the property to its estimated fair value.
  Amount during the year ended December 31, 2011 included a $2.5 million gain on extinguishment of debt recognized when the Barth Europa Transporte e.K/MSR Technologies GmbH investment bought back, at a discount, the non-recourse mortgage loan encumbering its property.
  Amount during the year ended December 31, 2011 included impairment charges totaling $10.4 million incurred by a jointly-owned investment that formerly leased property to Best Buy Stores, L.P.
  Amount during the year ended December 31, 2012 included a gain of approximately $1.0 million recognized by a jointly-owned investment as a result of selling its interests in one of the properties in the Barth Europa Transporte e.K/MSR Technologies GmbH investment. Amount during the year ended December 31, 2011 included a $2.9 million gain on the sale of properties by the LifeTime Fitness, Inc. jointly-owned investment.
  Amount during the year ended December 31, 2011 included a $1.3 million gain on extinguishment of debt recognized when the Barth Europa Transporte e.K/MSR Technologies GmbH investment bought back, at a discount, the non-recourse mortgage loan encumbering its property. This property was later sold during 2012, as described above. Additionally, in connection with the sale described above, the jointly-owned investment that formerly leased property to Best Buy Stores, L.P. recognized a $0.3 million loss on extinguishment of debt.

We recognized income from equity investments in real estate of $17.8 million, $22.1 million, and $17.6 million for the years ended December 31, 2012, 2011, and 2010, respectively. Income from equity investments in real estate represents our proportionate share of the income or losses of these investments as well as certain depreciation and amortization adjustments related to other-than-temporary impairment charges and basis differentials from acquisitions of certain investments. During the third quarter of 2012, we recognized other-than-temporary impairment charges totaling $6.9 million to reduce the carrying value of the properties held by two jointly-owned investments to their estimated fair values (Note 13).

Intangible Assets and Liabilities	12 Months Ended
Dec. 31, 2012
Intangible Assets and Liabilities [Abstract]
Intangible Assets and Liabilities

Note 8. Intangible Assets and Liabilities

In connection with our acquisitions of properties, we have recorded net lease intangibles which are being amortized over periods ranging from four years to 40 years. There were no intangible assets or liabilities recorded during 2012. In-place lease, tenant relationship, above-market rent, management contract, and franchise agreement intangibles are included in Intangible assets, net in the consolidated financial statements. Below-market rent intangibles are included in Prepaid and deferred rental income and security deposits in the consolidated financial statements.

Intangible assets and liabilities are summarized as follows (in thousands):

	December 31,
	2012			2011
	Carrying Amount	Accumulated Amortization	Total	Carrying Amount	Accumulated Amortization	Total
Amortizable Intangible Assets
Management contract	$874	$(645)	$229	$874	$(531)	$343
Franchise agreement	2,240	(1,157)	1,083	2,240	(952)	1,288
	3,114	(1,802)	1,312	3,114	(1,483)	1,631
Lease intangibles:
In-place lease	361,242	(101,122)	260,120	366,886	(58,705)	308,181
Tenant relationship	33,615	(7,544)	26,071	33,622	(6,192)	27,430
Above-market rent	195,985	(46,688)	149,297	202,693	(25,767)	176,926
Below-market ground lease	6,752	(460)	6,292	6,611	(378)	6,233
	597,594	(155,814)	441,780	609,812	(91,042)	518,770
Total intangible assets	$600,708	$(157,616)	$443,092	$612,926	$(92,525)	$520,401

Amortizable Below-Market Rent Intangible Liabilities
Below-market rent	$(65,148)	$13,001	$(52,147)	$(65,812)	$9,400	$(56,412)
Total intangible liabilities	$(65,148)	$13,001	$(52,147)	$(65,812)	$9,400	$(56,412)

Net amortization of intangibles, including the effect of foreign currency translation, was $60.7 million, $48.5 million, and $8.0 million for the years ended December 31, 2012, 2011, and 2010, respectively. Amortization of below-market and above-market rent intangibles is recorded as an adjustment to lease revenue, while amortization of in-place lease and tenant relationship intangibles is included in depreciation and amortization.

Based on the intangible assets and liabilities recorded at December 31, 2012, scheduled net annual amortization of intangibles, which are inclusive of those properties in continuing and discontinued operations, for each of the next five years and thereafter is as follows (in thousands):

Years Ending December 31,	Total
2013	$52,714
2014	46,762
2015	42,236
2016	38,907
2017	35,426
Thereafter	174,900
$390,945

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Fair Value

Note 9. Fair Value Measurements

The fair value of an asset is defined as the exit price, which is the amount that would either be received when an asset is sold or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-tier fair value hierarchy based on the inputs used in measuring fair value. These tiers are: Level 1, for which quoted market prices for identical instruments are available in active markets, such as money market funds, equity securities and U.S. Treasury securities; Level 2, for which there are inputs other than quoted prices included within Level 1 that are observable for the instrument, such as certain derivative instruments including interest rate caps and swaps; and Level 3, for securities that do not fall into Level 1 or Level 2 and for which little or no market data exists, therefore requiring us to develop our own assumptions.

Items Measured at Fair Value on a Recurring Basis

Our CCMT investment was fully matured at December 31, 2012. We received approximately $13.0 million related to the return of our investment as a result of the repayment of principal on certain mortgages included in the trust. At December 31, 2011, the fair value of our CCMT investment was $12.8 million. We did not have any other significant items measured at fair value on a recurring basis at December 31, 2012 and 2011.

Our other financial instruments had the following carrying values and fair values as of the dates shown (in thousands):

		December 31, 2012		December 31, 2011
	Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse debt (a)	3	$1,644,180	$1,656,684	$1,715,779	$1,718,375
Line of credit	3	143,000	143,000	227,000	227,000
Notes receivable (a)	3	43,394	44,363	55,494	57,025

__________

  We determined the estimated fair value of our other financial instruments using a discounted cash flow model with rates that take into account the credit of the tenant/obligor and interest rate risk. We also considered the value of the underlying collateral, taking into account the quality of the collateral, the credit quality of the tenant/obligor, the time until maturity, and the current market interest rate.

We estimated that our remaining financial assets and liabilities (excluding net investments in direct financing leases) had fair values that approximated their carrying values at both December 31, 2012 and 2011.

Items Measured at Fair Value on a Non-Recurring Basis

We perform an assessment, when required, of the value of certain of our real estate investments. As part of that assessment, we determine the valuation of these assets using widely accepted valuation techniques, including expected discounted cash flows or an income capitalization approach, which considers prevailing market capitalization rates. We review each investment based on the highest and best use of the investment and market participation assumptions. We determined that the significant inputs used to value these investments fall within Level 3. As a result of our assessments, we calculated impairment charges based on market conditions and assumptions that existed at the time. The valuation of real estate is subject to significant judgment and actual results may differ materially if market conditions or the underlying assumptions change.

The following table presents information about our other assets that were measured on a fair value basis (in thousands):

	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges	Measurements	Charges
Impairment Charges From
Continuing Operations:
Net investments in properties (a)	$5,403	$4,163	$85,462	$7,515	$17,295	$2,835
Net investments in direct financing leases (a)	7,200	303	136,934	2,317	38,252	6,759
Equity investments in real estate (b)	4,587	6,879	5,685	3,833	1,226	1,046
Intangible assets	1,497	1,375	-	-	949	-
	$18,687	$12,720	$228,081	$13,665	$57,722	$10,640

Impairment Charges From
Discontinued Operations:
Net investments in properties (a)	$10,598	$6,609	$50,614	$13,341	$-	$-
Net investments in direct financing leases (a)	-	-	2,310	41	1,313	214
Intangible assets	5,027	3,608	1,555	449	-	-
	$15,625	$10,217	$54,479	$13,831	$1,313	$214

__________

  The fair value measurements for Net investments in properties and Net investments in direct financing leases were developed by third-party sources, subject to our corroboration for reasonableness, or are based on a purchase and sale agreement for a potential sale of a property that has not yet been consummated. There can be no assurance that any such sale will occur.
  The fair value measurements for Equity investments in real estate were determined by our advisor, relying in part on the estimated fair value of the underlying real estate and mortgage debt, both of which were provided by a third party. The fair value of real estate was determined by reference to portfolio appraisals that determined their values on a property level. The portfolio appraisals apply a discounted cash flow analysis to the estimated net operating income for each property during the remaining anticipated lease term, and the estimated residual value of each property from a hypothetical sale of the property upon expiration of the lease. The proceeds from a hypothetical sale were derived by capitalizing the estimated net operating income of each property for the year following lease expiration after considering the re-tenanting of such property at estimated then-current market rental rate, at a selected capitalization rate, and deducting estimated costs of sale.

The discount rates and residual capitalization rates used to value the properties were selected based on several factors, including the creditworthiness of the lessees, industry surveys, property type, location and age, current lease rates relative to market lease rates, and anticipated lease duration. In the case where a tenant had a purchase option deemed by the appraiser to be materially favorable to the tenant, or the tenant had long-term renewal options at rental rates below estimated market rental rates, the appraisal assumed the exercise of such purchase option or long-term renewal options in its determination of residual value. Where a property was deemed to have excess land, the discounted cash flow analysis included the estimated excess land value at the assumed expiration of the lease, based upon an analysis of comparable land sales or listings in the general market area of the property grown at estimated market growth rates through the year of lease expiration. For those properties that were currently under contract for sale, the appraised value of the portfolio reflected the current contractual sale price of such properties.

Real estate valuation requires significant judgment. We determined the significant inputs to be Level 3 with ranges for the underlying real estate and for our Equity investments in real estate as follows:

  discount rates applied to the estimated net operating income of each property ranged from approximately 3.5% to 15.3%, with a weighted-average discount rate of 9.5%;
  discount rates applied to the estimated residual value of each property ranged from approximately 6.0% to 13.3%, with a weighted-average discount rate of 9.5%;
  residual capitalization rates applied to the properties ranged from approximately 7.0% to 12.5%, with a weighted-average capitalization rate of 8.1%. The fair value of such property-level debt was determined based upon available market data for comparable liabilities and by applying selected discount rates to the stream of future debt payments; and
  discount rates applied to the future property-level debt for valuing equity investments ranged from approximately 2.0% to 8.6%, with a weighted-average discount rate of 5.1%, excluding situations where fair value of assets was estimated to be lower than the outstanding balance of property-level debt, and thus debt was capped at value of assets securing it, as the loans are non-recourse.

No illiquidity adjustments to the Equity investments in real estate were deemed necessary as the investments are held with affiliates and do not allow for unilateral sale or financing by any of the affiliated parties. Furthermore, the discount rates and/or capitalization rates utilized in the appraisals also reflect the illiquidity of real estate assets. Lastly, there were no control premiums contemplated as the investments were in individual underlying real estate and debt, as opposed to a business operation.

Risk Management and Use of Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Risk Management and Use of Derivative Financial Instruments
Derivative Instruments And Hedging Activities

Note 10. Risk Management and Use of Derivative Financial Instruments

Risk Management

In the normal course of our ongoing business operations, we encounter economic risk. There are three main components of economic risk: interest rate risk, credit risk, and market risk. We are primarily subject to interest rate risk on our interest-bearing assets and liabilities, including our Credit Agreement. Credit risk is the risk of default on our operations and our tenants' inability or unwillingness to make contractually required payments. Market risk includes changes in the value of our properties and related loans as well as changes in the value of our other securities due to changes in interest rates or other market factors. In addition, we own investments in the European Union (primarily Germany), Canada, Mexico, Malaysia, and Thailand and are subject to the risks associated with changing foreign currency exchange rates.

Use of Derivative Financial Instruments

When we use derivative instruments, it is generally to reduce our exposure to fluctuations in interest rates and foreign currency exchange rate movements. We have not entered, and do not plan to enter into, financial instruments for trading or speculative purposes. In addition to derivative instruments that we entered into on our own behalf, we may also be a party to derivative instruments that are embedded in other contracts, and we may own common stock warrants, granted to us by lessees when structuring lease transactions, which are considered to be derivative instruments. The primary risks related to our use of derivative instruments are that a counterparty to a hedging arrangement could default on its obligation or that the credit quality of the counterparty may be downgraded to such an extent that it impairs our ability to sell or assign our side of the hedging transaction. While we seek to mitigate these risks by entering into hedging arrangements with counterparties that are large financial institutions that we deem to be creditworthy, it is possible that our hedging transactions, which are intended to limit losses, could adversely affect our earnings. Furthermore, if we terminate a hedging arrangement, we may be obligated to pay certain costs, such as transaction or breakage fees. We have established policies and procedures for risk assessment and the approval, reporting, and monitoring of derivative financial instrument activities.

We measure derivative instruments at fair value and record them as assets or liabilities, depending on our rights or obligations under the applicable derivative contract. Derivatives that are not designated as hedges must be adjusted to fair value through earnings. For a derivative designated and qualified as a cash flow hedge, the effective portion of the change in fair value of the derivative is recognized in Other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings.

The following table sets forth certain information regarding our derivative instruments (in thousands):

		Asset Derivatives Fair Value		Liability Derivatives Fair Value
Derivatives Designated		at December 31,		at December 31,
as Hedging Instruments	Balance Sheet Location	2012	2011	2012	2011
Foreign currency contracts	Other assets, net	$172	$1,194	$-	$-
Foreign currency contracts	Accounts payable,
	accrued expenses, and
	other liabilities	-	-	(2,361)	-
Interest rate cap	Other assets, net	36	-	-	-
Interest rate swaps	Accounts payable,
	accrued expenses, and
	other liabilities	-	-	(5,411)	(4,155)

Derivatives Not Designated
as Hedging Instruments
Embedded credit derivative	Other assets, net	-	29	-	-
Stock warrants	Other assets, net	1,161	1,161	-	-
Total derivatives		$1,369	$2,384	$(7,772)	$(4,155)

The following tables present the impact of derivative instruments on the consolidated financial statements (in thousands):

	Amount of Gain (Loss) Recognized in
	Other Comprehensive Income (Loss) on Derivatives (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps	$(1,419)	$(1,028)	$(162)
Interest rate cap	(662)	-	-
Foreign currency contracts	(3,383)	1,300	99
Total	$(5,464)	$272	$(63)

	Amount of Gain (Loss) Reclassified from
	Other Comprehensive Income (Loss) into Income (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps (a)	$(1,154)	$(533)	$-
Foreign currency contracts (b)	912	254	(62)
Total	$(242)	$(279)	$(62)

__________

  During the year ended December 31, 2012, we reclassified $0.2 million from Other comprehensive income (loss) into income related to ineffective portions of hedging relationships on certain interest rate swaps. No such amounts were reclassified during the years ended December 31, 2011 and 2010.
  Gains (losses) reclassified from Other comprehensive income (loss) into income for contracts that have settled are included in Other income and (expenses).

		Amount of Gain (Loss) Recognized in
		Income on Derivatives
Derivatives Not in Cash Flow	Location of Gain (Loss)	Years Ended December 31,
Hedging Relationships	Recognized in Income	2012	2011	2010
Embedded credit derivative (a)	Other income and (expenses)	$(28)	$(17)	$(846)
Stock warrants	Other income and (expenses)	-	(162)	108
Interest rate swaps (b)	Other income and (expenses)	-	(1,237)	-
Total		$(28)	$(1,416)	$(738)

__________

  Included losses attributable to noncontrolling interests totaling less than $0.1 million for each of the years ended December 31, 2012 and 2011, respectively, and $0.6 million for the year ended December 31, 2010.
  These derivative instruments were acquired in the Merger and prior to the Merger were designated as cash flow hedges by CPA®:14. Upon acquisition, we did not immediately designate these as hedges and therefore did not use hedge accounting on these instruments until they were designated as hedges in October 2011.

See below for information on our purposes for entering into derivative instruments, including those not designated as hedging instruments, and for information on derivative instruments owned by unconsolidated entities, which are excluded from the tables above.

Interest Rate Swaps and Caps

We are exposed to the impact of interest rate changes primarily through our borrowing activities. To limit this exposure, we attempt to obtain mortgage financing on a long-term, fixed-rate basis. However, from time to time, we or our investment partners may obtain variable-rate non-recourse mortgage loans and, as a result, may enter into interest rate swap agreements or interest rate cap agreements with counterparties. Interest rate swaps, which effectively convert the variable-rate debt service obligations of the loan to a fixed rate, are agreements in which one party exchanges a stream of interest payments for a counterparty's stream of cash flow over a specific period. The notional, or face, amount on which the swaps are based is not exchanged. Interest rate caps limit the effective borrowing rate of variable-rate debt obligations while allowing participants to share in downward shifts in interest rates. Our objective in using these derivatives is to limit our exposure to interest rate movements.

The interest rate swaps and caps that we had outstanding on our consolidated subsidiaries at December 31, 2012 are summarized as follows (currency in thousands):

		Notional	Cap	Effective	Effective	Expiration	Fair Value at
Description	Type	Amount	Rate	Interest Rate	Date	Date	December 31, 2012
1-Month LIBOR	“Pay-fixed” swap	$3,648	N/A	6.7%	2/2008	2/2018	$(614)
1-Month LIBOR	“Pay-fixed” swap	$11,253	N/A	5.6%	3/2008	3/2018	(1,669)
1-Month LIBOR	“Pay-fixed” swap	$5,983	N/A	6.4%	7/2008	7/2018	(1,049)
1-Month LIBOR	“Pay-fixed” swap	$3,828	N/A	6.9%	3/2011	3/2021	(600)
1-Month LIBOR	“Pay-fixed” swap	$5,734	N/A	5.4%	11/2011	12/2020	(293)
1-Month LIBOR	“Pay-fixed” swap	$5,878	N/A	4.9%	12/2011	12/2021	(304)
1-Month LIBOR	“Pay-fixed” swap	$8,789	N/A	5.1%	3/2012	11/2019	(483)
3-Month Euro Interbank Offered Rate (“Euribor”) (a)	Interest rate cap	€53,986	3.0%	N/A	4/2012	4/2017	36
1-Month LIBOR	“Pay-fixed” swap	$1,960	N/A	4.6%	5/2012	11/2017	(52)
1-Month LIBOR	“Pay-fixed” swap	$9,875	N/A	3.3%	6/2012	6/2017	(165)
1-Month LIBOR	“Pay-fixed” swap	$9,956	N/A	1.6%	9/2012	10/2020	(182)
							$(5,375)

__________

  Fair value amount is based on the applicable exchange rate at December 31, 2012.

The interest rate swaps and caps that our unconsolidated jointly-owned investments had outstanding at December 31, 2012 were designated as cash flow hedges and are summarized as follows (currency in thousands):

	Ownership					Effective
	Interest at		Notional	Cap		Interest	Effective	Expiration	Fair Value at
Description	December 31, 2012	Type	Amount	Rate	Spread	Rate	Date	Date	December 31, 2012
3-Month LIBOR (a)	25.0%	“Pay-fixed swap”	€112,454	N/A	N/A	5.0%-5.6%	7/2006-4/2008	10/2015-7/2016	$(16,601)
3-Month LIBOR	27.3%	Interest rate cap	$119,260	4%	1.2%	N/A	8/2009	8/2014	1
3-Month Euribor (a)	35.0%	“Pay-fixed swap”	€15,970	N/A	N/A	0.9%	4/2012	7/2013	(86)
									$(16,686)

__________

  Fair value amounts are based on the applicable exchange rate at December 31, 2012.

Foreign Currency Contracts

We are exposed to foreign currency exchange rate movements, primarily in the euro and, to a lesser extent, certain other currencies. We manage foreign currency exchange rate movements by generally placing both our debt obligation to the lender and the tenant's rental obligation to us in the same currency. This reduces our overall exposure to the actual equity that we have invested and the equity portion of our cash flow. However, we are subject to foreign currency exchange rate movements to the extent of the difference in the timing and amount of the rental obligation and the debt service. We may also face challenges with repatriating cash from our foreign investments. We may encounter instances where it is difficult to repatriate cash because of jurisdictional restrictions or because repatriating cash may result in current or future tax liabilities. Realized and unrealized gains and losses recognized in earnings related to foreign currency transactions are included in Other income and (expenses) in the consolidated financial statements.

In order to hedge certain of our foreign currency cash flow exposures, we enter into foreign currency forward contracts and collars. A foreign currency forward contract is a commitment to deliver a certain amount of currency at a certain price on a specific date in the future. By entering into forward contracts, we are locked into a future currency exchange rate for the term of the contract. A foreign currency collar consists of a written call option and a purchased put option to sell the foreign currency. These instruments guarantee that the exchange rate will not fluctuate beyond the range of the options' strike prices.

The following table presents the foreign currency derivative contracts we had outstanding and their designations at December 31, 2012 (currency in thousands, except strike price):

	Notional	Strike	Effective	Expiration	Fair Value at
Type	Amount	Price	Date	Date	December 31, 2012 (a)
Collars	€2,262	$1.40 - 1.42	9/2011	3/2013	$172
Forward contracts	53,550	1.28 - 1.30	5/2012	6/2013 - 6/2017	(2,300)
Forward contracts	9,800	1.35	12/2012	9/2017 - 3/2018	(61)
	€65,612				$(2,189)

__________

  Amounts are based on the applicable exchange rate at December 31, 2012.

Embedded Credit Derivative

In connection with our April 2007 investment in a portfolio of German properties (Hellweg 2 transaction) through an entity in which we have a total effective ownership interest of 26% and which we consolidate, we obtained non-recourse mortgage financing for which the interest rate has both fixed and variable components. In connection with providing the financing, the lender entered into an interest rate swap agreement on its own behalf through which the fixed interest rate component of the financing was converted into a variable interest rate instrument. Through the entity, we have the right, at our sole discretion, to prepay this debt at any time and to participate in any realized gain or loss on the interest rate swap at that time. These participation rights are deemed to be an embedded credit derivative.

Stock Warrants

We own stock warrants that were generally granted to us by lessees in connection with structuring initial lease transactions. These warrants are defined as derivative instruments because they are readily convertible to cash or provide for net cash settlement upon conversion.

Other

Amounts reported in Other comprehensive income (loss) related to interest rate swaps will be reclassified to interest expense as interest payments are made on our variable-rate debt. Amounts reported in Other comprehensive income (loss) related to foreign currency contracts will be reclassified to Other income and (expenses) when the hedged foreign currency proceeds from foreign operations are repatriated to the U.S. At December 31, 2012, we estimate that an additional $1.2 million will be reclassified as interest expense during the next 12 months related to our interest rate swaps and caps and $0.2 million will be reclassified to Other income and (expenses) related to our foreign currency contracts and collars.

We measure our credit exposure on a counterparty basis as the net positive aggregate estimated fair value of our derivatives, net of collateral received, if any. No collateral was received as of December 31, 2012. At December 31, 2012, both our total credit exposure, inclusive of noncontrolling interest, and the maximum exposure to any single counterparty was $0.1 million.

Some of the agreements we have with our derivative counterparties contain certain credit contingent provisions that could result in a declaration of default against us regarding our derivative obligations if we either default or are capable of being declared in default on certain of our indebtedness. At December 31, 2012, we had not been declared in default on any of our derivative obligations. The estimated fair value of our derivatives that were in a net liability position was $7.9 million and $4.3 million at December 31, 2012 and 2011, respectively, which included accrued interest and any adjustment for nonperformance risk. If we had breached any of these provisions at either December 31, 2012 or 2011, we could have been required to settle our obligations under these agreements at their aggregate termination value of $8.5 million or $4.7 million, respectively.

Portfolio Concentration Risk

Concentrations of credit risk arise when a group of tenants is engaged in similar business activities or is subject to similar economic risks or conditions that could cause them to default on their lease obligations to us. We regularly monitor our portfolio to assess potential concentrations of credit risk. While we believe our portfolio is reasonably well diversified, it does contain concentrations in excess of 10%, based on the percentage of our annualized contractual minimum base rent for the fourth quarter of 2012, in certain areas, as shown in the table below. The percentages in the table below represent our directly-owned real estate properties and do not include our share of equity investments or noncontrolling interests.

December 31, 2012
Region:
Total U.S.	66%
Germany	16%
Other Europe	15%
Total Europe	31%
Other international	3%
Total international	34%
Total	100%

Asset Type:
Industrial	37%
Warehouse/Distribution	23%
Retail	18%
Office	14%
All other	8%
Total	100%

Tenant Industry:
Retail	26%
All other	74%
Total	100%

Tenant:
Hellweg Die Profi-Baumarkte (Germany) (Retail industry)	12%

There were no significant concentrations, individually or in the aggregate, related to our unconsolidated jointly-owned investments.

Debt	12 Months Ended
Dec. 31, 2012
Debt
Debt

Note 11. Debt

Non-Recourse Debt

Non-recourse debt consists of mortgage notes payable, which are collateralized by the assignment of real property and direct financing leases, with an aggregate carrying value of $2.4 billion and $2.2 billion at December 31, 2012 and 2011, respectively. Our mortgage notes payable had fixed annual interest rates ranging from 4.4% to 7.8% and variable annual effective interest rates ranging from 1.1% to 6.9%, with maturity dates ranging from 2014 to 2031, at December 31, 2012.

During 2012, we obtained new non-recourse mortgage financing totaling $50.1 million, with a weighted-average annual interest rate and term of 4.8% and 8.1 years, respectively. Of the total financing, $21.0 million bears interest at a variable rate that has been effectively converted to a fixed annual interest rate through the use of an interest rate swap.

During 2012, we refinanced maturing non-recourse mortgage loans totaling $22.0 million with new non-recourse financing totaling $25.5 million and a weighted-average annual interest rate and term of 5.0% and 6.9 years, respectively. Of the total financing, $10.0 million bears interest at a variable rate that has been effectively converted to a fixed annual interest rate through the use of an interest rate swap. We recognized a net gain on extinguishment of debt of $0.2 million related to the refinancings.

During 2012, we entered into an arrangement with one our lenders on a non-recourse financing that enabled us to repay the outstanding indebtedness of approximately $10.0 million for cash of approximately $8.7 million at a discount. As part of this arrangement, we have a contingent obligation to pay the lender any proceeds received from a sale of the previously-collateralized property in excess of $6.0 million within two years. We have accounted for this as a troubled debt restructuring in accordance with ASC 470-60, Troubled Debt Restructurings By Debtors. Accordingly, we have not recognized a gain on the discounted payoff, but we will record such amount upon expiration of the contingent obligation.

In May 2012, we modified and partially extinguished the non-recourse mortgage loan outstanding related to our Hellweg 2 investment, which had a total balance of $352.3 million at the time of extinguishment. We recognized a gain on extinguishment of debt of $5.8 million.

Additionally, during 2012, in connection with the repayment of several non-recourse mortgages, we recognized a net loss on extinguishment of debt of $0.5 million.

At December 31, 2012, one of our property-owning subsidiaries was in default on one of its non-recourse mortgage obligations with an outstanding balance of $3.7 million. The property encumbered by this mortgage obligation was not included in the borrowing base pool for our line of credit, as described below.

In connection with obtaining our line of credit during the second quarter of 2011, as described below, we defeased eight loans with an aggregate fair value of $68.5 million and incurred a $2.5 million net loss on extinguishment of debt for year ended December 31, 2011.

Line of Credit

On May 2, 2011, we entered into the Credit Agreement with several banks, including Bank of America, N.A., which acts as the administrative agent. CPA 16 Merger Sub is the borrower, and we and the Operating Partnership are guarantors. On August 1, 2012, we amended the Credit Agreement to reduce the amount available under the secured revolving credit facility from $320.0 million to $225.0 million, to reduce our annual interest rate from LIBOR plus 3.25% to LIBOR plus 2.50%, and to decrease the number of properties in our borrowing base pool. The Credit Agreement is scheduled to mature on August 1, 2015, with an option by CPA 16 Merger Sub to extend the maturity date for an additional 12 months subject to the conditions provided in the Credit Agreement. We incurred costs of $1.1 million to amend the facility, which are being amortized over the term of the Credit Agreement.

Availability under the Credit Agreement is dependent upon the number, operating performance, cash flows and diversification of the properties comprising the borrowing base pool. At December 31, 2012, availability under the line was $210.3 million, of which we had drawn $143.0 million.

The Credit Agreement is fully recourse to us and contains customary affirmative and negative covenants, including covenants that restrict us and our subsidiaries' ability to, among other things, incur additional indebtedness (other than non-recourse indebtedness), grant liens, dispose of assets, merge or consolidate, make investments, make acquisitions, pay distributions, enter into certain transactions with affiliates, and change the nature of our business or fiscal year. In addition, the Credit Agreement contains customary events of default.

The Credit Agreement stipulates certain financial covenants that require us to maintain certain ratios and benchmarks at the end of each quarter. We were in compliance with these covenants at December 31, 2012.

Scheduled debt principal payments during each of the next five years following December 31, 2012 and thereafter are as follows (in thousands):

Years Ending December 31,	Total (a)
2013	$44,457
2014	102,569
2015 (b)	301,905
2016	246,664
2017	636,196
Thereafter through 2031	460,301
1,792,092
Unamortized discount, net (c)	(4,912)
Total	$1,787,180

__________

  Certain amounts are based on the applicable foreign currency exchange rate at December 31, 2012.
  Includes $143.0 million outstanding under our Credit Agreement, which is scheduled to mature in 2015, unless extended pursuant to its terms.
  Represents the fair value adjustment of $6.3 million resulting from the assumption of property-level debt in connection with the Merger, partially offset by a $1.4 million unamortized discount on a non-recourse loan that we repurchased from the lender.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies
Commitments And Contingencies

Note 12. Commitments and Contingencies

Various claims and lawsuits arising in the normal course of business are pending against us. The results of these proceedings are not expected to have a material adverse effect on our consolidated financial position or results of operations.

Impairment Charges	12 Months Ended
Dec. 31, 2012
Impairment Charges [Abstract]
Impairment Charges

Note 13. Impairment Charges

The following table summarizes impairment charges recognized on our consolidated and unconsolidated real estate investments for all periods presented (in thousands):

	Years Ended December 31,
	2012	2011	2010
Net investments in properties (a)	$5,538	$7,515	$2,835
Net investments in direct financing leases	303	2,317	6,759
Total impairment charges included in expenses	5,841	9,832	9,594
Equity investments in real estate (b)	6,879	3,833	1,046
Total impairment charges included in income from continuing operations	12,720	13,665	10,640
Impairment charges included in discontinued operations	10,217	13,831	214
Total impairment charges	$22,937	$27,496	$10,854

__________

  Includes impairment charges recognized on intangible assets related to net investments in properties during the year ended December 31, 2012 (Note 9).
  Other-than-temporary impairment charges on our equity investments in real estate are included in Income from equity investments in real estate within the consolidated financial statements.

Significant impairment charges, and their related triggering events, recognized during the years ended December 31, 2012, 2011, and 2010 were as follows:

Real Estate

For further details about our Net investments in properties, refer to Note 5.

2012 — During 2012, we recognized impairment charges totaling $5.5 million on several properties in order to reduce their carrying values to their estimated fair values due to a tenant liquidation and declines in market conditions. At December 31, 2012, these properties were classified as Net investment in properties in the consolidated financial statements.

2011 — During 2011, we recognized an impairment charge of $7.5 million on a property in order to reduce the carrying value of the property to its estimated fair value due to the tenant vacating the property. At December 31, 2012, this property was classified as Net investment in properties in the consolidated financial statements.

2010 — During 2010, we recognized impairment charges of $9.6 million, inclusive of amounts attributable to noncontrolling interests of $2.5 million, on several properties in order to reduce their carrying values to their estimated fair values based on a potential sale of a property, which was ultimately not consummated, or in connection with other-than-temporary declines in the estimated fair values of the properties' residual values. At December 31, 2012, the buildings were classified as Net investments in direct financing leases and the land was classified as Net investments in properties in the consolidated financial statements.

Direct Financing Leases

For further details about our Net investments in direct financing leases, refer to Note 6.

2012 — During 2012, we recognized impairment charges totaling $0.3 million, inclusive of amounts attributable to noncontrolling interests of less than $0.1 million, on several properties accounted for as Net investments in direct financing leases in connection with other-than-temporary declines in the estimated fair value of the properties' residual values.

2011 — During 2011, we recognized impairment charges totaling $2.3 million, inclusive of amounts attributable to noncontrolling interests of $0.1 million, on several properties accounted for as Net investments in direct financing leases in connection with other-than-temporary declines in the estimated fair value of the properties' residual values.

Equity Investments in Real Estate

For further details about our Equity investments in real estate, refer to Note 7.

2012 — During 2012, we recognized other-than-temporary impairment charges totaling $6.9 million on two jointly-owned investments in order to reduce the carrying values of our jointly-owned investments in properties to their estimated fair values, due to a tenant giving notice that it will not renew its lease and a decline in market conditions. The investments were consolidated by CPA®:15 prior to the WPC/CPA®:15 Merger. As part of the WPC/CPA®:15 Merger, all of CPA®:15's assets were valued by a third party (Note 7).

2011 — During 2011, we recognized an other-than-temporary impairment charge of $3.8 million on a jointly-owned investment in order to reduce the carrying values of several properties held by the jointly-owned investment to their estimated fair values based on a potential sale of the properties, which was ultimately consummated.

2010 — During 2010, we recognized other-than-temporary impairment charges totaling $1.0 million on two jointly-owned investments to reflect declines in the estimated fair values of each jointly-owned investments' underlying net assets in comparison with the carrying values of our interests.

Properties Sold

For further details about properties sold, refer to Note 17.

2012 — During 2012, we recognized impairment charges of $10.2 million on several properties in order to reduce their carrying values to their estimated fair values based on potential sales of the properties, which were ultimately consummated. The results of operations for these properties are included in (Loss) income from discontinued operations, net of tax in the consolidated financial statements.

2011 — During 2011, we recognized impairment charges totaling $13.8 million, inclusive of amounts attributable to noncontrolling interests of less than $0.1 million, on several properties in order to reduce their carrying values to their estimated fair values based on the tenants filing for bankruptcy. These impairment charges included $12.4 million incurred in connection with several properties formerly leased to International Aluminum Corp. In August 2011, we suspended debt service payments on the related non-recourse mortgage loan and the court appointed a receiver to take possession of the properties. As we no longer had control over the activities that most significantly impacted the economic performance of this subsidiary following possession by the receiver, we deconsolidated the subsidiary during the third quarter of 2011 and, under accounting guidance that existed at that time, recognized a gain on deconsolidation of $1.2 million. The results of operations for these properties are included in (Loss) income from discontinued operations, net of tax in the consolidated financial statements.

2010 — During 2010, we recognized impairment charges totaling $0.2 million on several properties accounted for as Net investments in direct financing leases in connection with other-than-temporary declines in the estimated fair value of the properties' residual values. The results of operations for the properties are included in (Loss) income from discontinued operations, net of tax in the consolidated financial statements.

Equity	12 Months Ended
Dec. 31, 2012
Equity
Stockholders Equity

Note 14. Equity

Distributions

Distributions paid to stockholders consist of ordinary income, capital gains, return of capital, or a combination thereof for income tax purposes. The following table presents annualized distributions per share reported for tax purposes and serves as a designation of capital gain distributions, if applicable, pursuant to Internal Revenue Code Section 857(b)(3)(C) and Treasury Regulation § 1.857-6(e):

	Years Ended December 31,
	2012	2011	2010
Ordinary income	$0.3168	$0.4107	$0.1320
Return of capital	0.3373	-	0.5304
Capital gains	-	0.2535	-
Total distributions	$0.6541	$0.6642	$0.6624

We declared a quarterly distribution of $0.1668 per share in December 2011, which was paid in January 2012 to stockholders of record at December 31, 2011 and of which 8.6% was deemed a taxable distribution for the year ended December 31, 2011.

We declared a quarterly distribution of $0.1676 per share in December 2012, which was paid in January 2013 to stockholders of record at December 31, 2012.

The following table presents distributions per share reported for tax purposes of CPA 16 Merger Sub, which was formed in 2011:

	Years Ended December 31,
	2012	2011
Ordinary income	$0.3382	$0.2978
Return of capital	0.1634	-
Capital gains	-	0.2197
Total distributions	$0.5016	$0.5175

Transfer from Noncontrolling Interest

The following table presents a reconciliation of the effect of a transfer in noncontrolling interest (in thousands):

	Years Ended December 31,
	2012	2011	2010
Net income attributable to CPA®:16 – Global stockholders	$18,066	$9,500	$32,007
Transfer from noncontrolling interest
Increase in CPA®:16 – Global’s additional paid-in capital through the Merger	-	3,543	-
Change to net income attributable to CPA®:16 – Global stockholders and transfer from noncontrolling interest	$18,066	$13,043	$32,007

Accumulated Other Comprehensive Loss

The following table presents Accumulated other comprehensive loss in equity. Amounts include our proportionate share of other comprehensive income or loss from our unconsolidated investments (in thousands):

	December 31,
	2012	2011
Unrealized gain on marketable securities	$(10)	$(53)
Foreign currency translation adjustment	(22,092)	(28,387)
Unrealized loss on derivative instrument	(10,452)	(4,601)
Unrealized loss on marketable securities attributable to noncontrolling interests	(21)	(21)
Reclassification of cumulative foreign currency translation adjustment due to Carrefour acquisition (Note 5)	5,532	5,532
Accumulated other comprehensive loss	$(27,043)	$(27,530)

Noncontrolling Interests	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Noncontrolling Interest

Note 15. Noncontrolling Interests

Noncontrolling interest is the portion of equity in a subsidiary not attributable, directly or indirectly, to a parent. There were no changes in our ownership interest in any of our consolidated subsidiaries for the year ended December 31, 2012.

Redeemable Noncontrolling Interests

We account for the noncontrolling interests in an entity that holds a note receivable recorded in connection with the Hellweg 2 transaction as redeemable noncontrolling interests because the transaction contains put options that, if exercised, would obligate the partners to settle in cash. The partners' interests are reflected at estimated redemption value for all periods presented.

The following table presents a reconciliation of redeemable noncontrolling interests (in thousands):

	Years Ended December 31,
	2012	2011	2010
Beginning balance	$21,306	$21,805	$337,397
Foreign currency translation adjustment	441	(499)	(18,329)
Reduction in noncontrolling interest due to Hellweg 2 option exercise (Note 6)	-	-	(297,263)
Ending balance	$21,747	$21,306	$21,805

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes
Income Tax Disclosure [Text Block]

Note 16. Income Taxes

We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code. We believe we have operated, and we intend to continue to operate, in a manner that allows us to continue to qualify as a REIT. Under the REIT operating structure, we are permitted to deduct distributions paid to our stockholders and generally will not be required to pay U.S. federal income taxes. Accordingly, no provision has been made for U.S. federal income taxes in the consolidated financial statements.

We conduct business in the various states and municipalities within the U.S. and in the European Union (primarily Germany), Canada, Mexico, Malaysia, and Thailand, and as a result, we file income tax returns in the U.S. federal jurisdiction and various state and certain foreign jurisdictions.

We account for uncertain tax positions in accordance with ASC 740, Income Taxes. The following table presents a reconciliation of the beginning and ending amount of unrecognized tax benefits (in thousands):

	Years Ended December 31,
	2012	2011
Balance at beginning of year	$1,150	$491
Addition of CPA®:14 unrecognized tax benefit prior to Merger	-	409
Additions based on tax positions related to the current year	374	241
Additions for tax positions of prior years	-	95
Reductions for tax positions of prior years	-	(8)
Reductions for expiration of statute of limitations	(191)	(78)
Balance at end of year	$1,333	$1,150

At December 31, 2012, we had unrecognized tax benefits as presented in the table above that, if recognized, would have a favorable impact on the effective income tax rate in future periods. We recognize interest and penalties related to uncertain tax positions in income tax expense. At both December 31, 2012 and 2011, we had $0.1 million of accrued interest related to uncertain tax positions.

Our provision for income taxes was $10.9 million, $11.6 million, and $4.8 million for the years ended December 31, 2012, 2011, and 2010, respectively. Our current year provision is comprised primarily of our current foreign tax provision totaling $9.8 million, of which $5.0 million relates to our Hellweg 2 investment, $2.5 million relates to the Carrefour properties acquired in the Merger, and $0.9 million relates to various German investments. We have no material federal income tax provision or deferred tax provision.

As of December 31, 2012 and 2011, we had net operating losses (“NOL”) in foreign jurisdictions of approximately $38.5 million and $22.2 million, respectively, translating to a deferred tax asset before valuation allowance of $9.0 million and $5.5 million, respectively. Our NOLs began expiring in 2011 in certain foreign jurisdictions. The utilization of NOLs may be subject to certain limitations under the tax laws of the relevant jurisdiction. Management determined that as of December 31, 2012 and 2011, $9.0 million and $5.5 million, respectively, of deferred tax assets related to losses in foreign jurisdictions did not satisfy the recognition criteria set forth in accounting guidance for income taxes and established valuation allowances for these amounts.

Our tax returns are subject to audit by taxing authorities. Such audits can often take years to complete and settle. The tax years 2007 through 2012 remain open to examination by the major taxing jurisdictions to which we are subject.

We have elected to treat two of our corporate subsidiaries, which engage in hotel operations, as TRSs. These subsidiaries own hotels that are managed on our behalf by third-party hotel management companies. A TRS is subject to corporate federal income taxes and we provide for income taxes. One of these subsidiaries operated at a loss since inception until it became profitable in the fourth quarter of 2011. We have recorded a full valuation allowance for this subsidiary's NOL carry-forwards. The other subsidiary became profitable in the first quarter of 2009, and therefore we have recorded a tax provision for this subsidiary.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Disposal Groups Including Discontinued Operations

Note 17. Discontinued Operations

From time to time, we decide to sell a property. We may make a decision to dispose of a property when it is vacant as a result of tenants vacating space, tenants electing not to renew their leases, tenant insolvency, or lease rejection in the bankruptcy process. In such cases, we assess whether we can obtain the highest value from the property by selling it, as opposed to re-leasing it. When it is appropriate to do so, upon the evaluation of the disposition of long-lived assets, we classify the property as an asset held for sale on our consolidated balance sheet and the current and prior period results of operations of the property are reclassified as discontinued operations.

The results of operations for properties that are held for sale or have been sold and with which we have no continuing involvement are reflected in the consolidated financial statements as discontinued operations and are summarized as follows (in thousands, net of tax):

	Years Ended December 31,
	2012	2011	2010
Revenues	$8,837	$13,960	$8,635
Expenses	(12,244)	(13,369)	(7,186)
(Loss) gain on sale of real estate	(4,087)	81	-
(Loss) gain on extinguishment of debt	(356)	672	7,961
Impairment charges	(10,217)	(13,831)	(214)
(Loss) income from discontinued operations	$(18,067)	$(12,487)	$9,196

During the three months ended June 30, 2013, we sold seven properties for an aggregate of $3.2 million, net of selling costs, and recognized a net loss on the sales totaling $8.0 million and lease termination income of $8.1 million, excluding an impairment charge of $2.1 million previously recognized during the fourth quarter of 2012 (Note 21).

In March 2013, a tenant in one of our domestic properties filed for bankruptcy and ceased paying rent to us. As a result, we suspended debt service payments on the related non-recourse mortgage loan. In April 2013, the bankruptcy court appointed a receiver to take possession of the property, and we no longer had control over the activities that most significantly impacted the economic performance of the property. In June 2013, the property was sold in a foreclosure auction, at which point we deconsolidated the investment with carrying values for its net investment in properties and non-recourse debt of $8.7 million and $13.0 million, respectively, and recognized a gain on the deconsolidation of $4.7 million, excluding an impairment charge of $9.3 million recognized during the first quarter of 2013 (Note 21).

During the three months ended June 30, 2013, we entered into a contract to sell a domestic property for $1.3 million. At June 30, 2013, this property was classified as Assets held for sale in the consolidated balance sheets. We completed the sale of the property in July 2013 (Note 21).

During the three months ended March 31, 2013, we sold four domestic properties for an aggregate of $27.9 million, net of selling costs, and recognized a net gain on the sales totaling $2.7 million, excluding an impairment charge of $1.2 million previously recognized during the fourth quarter of 2012 (Note 21).

2012 — During 2012, we sold 11 domestic properties for $24.9 million, net of selling costs, and recognized a net loss on the sales totaling $4.1 million and a net loss on the extinguishment of debt totaling $0.4 million, excluding impairment charges totaling $6.9 million recognized during the current year and $1.2 million previously recognized during 2011. The net gain on the extinguishment of debt excluded net loss on the extinguishment of debt of $0.1 million previously recognized during 2011.

In January 2012, we restructured our lease with PRG so as to extend the lease term to June 2029 and also give PRG the option to purchase the property at predetermined dates and prices during the lease term. If PRG does not exercise its purchase option, the property transfers to the tenant for $1 at the end of the lease term. The restructured lease is accounted for as a sales-type lease due to the automatic transfer of title at the end of the lease. At December 31, 2012, this asset was classified as Notes receivable in our consolidated balance sheet (Note 6).

2011 — During 2011, we sold 27 properties, of which the results of operations of 25 properties are reflected as discontinued operations in the consolidated financial statements. These 25 properties were sold for $129.9 million, net of selling costs, and we recognized a net loss on the sales totaling less than $0.1 million and a net gain on the extinguishment of debt totaling $0.8 million, excluding impairment charges totaling $12.6 million recognized during 2011 and $0.2 million previously recognized during 2010.

The sales included the sale by a jointly-owned investment in which we and CPA®:15 held interests of 70% and 30%, respectively, and which we consolidate, of several properties leased to PETsMART for $74.0 million in July 2011. Our share of the sale price was approximately $51.8 million. The investment used a portion of the sale proceeds to defease the non-recourse mortgage loan totaling $25.1 million on the related properties, of which our share was $17.6 million. As our interest was acquired at fair value through the Merger in May 2011, the disposition did not result in a gain or loss. Rather, the difference between our initial provisional carrying amount and sales price was considered a measurement period adjustment (Note 3).

(Loss) income from discontinued operations, net of tax included activity related to the deconsolidation of a subsidiary which leased properties to International Aluminum Corp. In May 2011, International Aluminum Corp. filed for bankruptcy protection and terminated their lease with us in bankruptcy proceedings. In August 2011, we suspended debt service payments on the related non-recourse mortgage loan and the court appointed a receiver to take possession of the properties. As we no longer had control over the activities that most significantly impacted the economic performance of this subsidiary following possession by the receiver, we deconsolidated the subsidiary during the third quarter of 2011. At the date of deconsolidation, the property had a carrying value of $38.1 million, reflecting the impact of impairment charges totaling $12.4 million recognized during the second quarter of 2011, and the related non-recourse mortgage loan had an outstanding balance of $38.7 million. In connection with this deconsolidation, and under accounting guidance that existed at that time, we recognized a gain of $1.2 million, which is included in Gain on extinguishment of debt from discontinued operations in the consolidated financial statements.

2010 — During 2010, we foreclosed on a property which was subsequently sold by the bank to a third party for $2.0 million and recognized a net gain on the extinguishment of debt of $0.9 million.

(Loss) income from discontinued operations, net of tax included activity related to the deconsolidation of a subsidiary which leased a property to Goertz & Schiele Corp. We suspended debt service payments on the related non-recourse debt obligation after our tenant, Goertz & Schiele Corp., ceased making rent payments to us. Goertz & Schiele Corp. had filed for bankruptcy and, in January 2010, terminated its lease with us in bankruptcy proceedings, and we subsequently consented to a court order appointing a receiver. As we no longer had control over the activities that most significantly impact the economic performance of this subsidiary following possession by the receiver, we deconsolidated the subsidiary during the first quarter of 2010. At the date of deconsolidation, the property had a carrying value of $5.9 million and the non-recourse mortgage loan had an outstanding balance of $13.3 million. In connection with this deconsolidation, and under accounting guidance that existed at that time, we recognized a gain of $7.1 million, inclusive of amounts attributable to noncontrolling interests of $3.5 million. We have recorded the operations and gain recognized upon deconsolidation as discontinued operations, as we have no significant influence on the entity and there are no continuing cash flows from the property.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

Note 18. Segment Information

We have determined that we operate in one reportable segment, real estate ownership, with domestic and foreign investments. Geographic information for this segment is as follows (in thousands):

Year Ended December 31, 2012	Domestic	Foreign (a)	Total Company
Revenues	$211,724	$106,049	$317,773
Total long-lived assets (b)	2,126,513	1,082,465	3,208,978

Year Ended December 31, 2011	Domestic	Foreign (a)	Total Company
Revenues	$185,962	$118,966	$304,928
Total long-lived assets (b)	2,275,279	1,107,162	3,382,441

Year Ended December 31, 2010	Domestic	Foreign (a)	Total Company
Revenues	$125,432	$101,385	$226,817
Total long-lived assets (b)	1,306,055	970,927	2,276,982

__________

  Consists of operations in the European Union (primarily Germany), Canada, Mexico, Malaysia, and Thailand. Germany comprised $49.1 million, $49.7 million, and $69.1 million of total revenues during 2012, 2011, and 2010, respectively, and $446.4 million, $460.1 million, and $487.7 million of total long-lived assets as of December 31, 2012, 2011, and 2010, respectively.
  Consists of Net investments in properties; Net investments in direct financing leases; Equity investments in real estate; Assets held for sale; and Intangible assets, net, as applicable.

Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

Note 19. Selected Quarterly Financial Data (Unaudited)

(Dollars in thousands, except per share amounts):

	Three Months Ended
	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Revenues (a)	$81,297	$80,544	$77,805	$78,127
Expenses (a)	(42,138)	(39,491)	(41,173)	(47,277)
Net income	11,448	18,353	4,183	7,466
Less: Net income attributable to noncontrolling interests	(3,773)	(9,825)	(4,187)	(7,791)
Less: Net (income) loss attributable to redeemable
noncontrolling interests	(355)	(551)	(385)	3,483
Net income (loss) attributable to CPA®:16 – Global stockholders	7,320	7,977	(389)	3,158
Earnings per share attributable to
CPA®:16 – Global stockholders	0.03	0.04	-	0.02

Distributions declared per share	0.1670	0.1672	0.1674	0.1676

	Three Months Ended
	March 31, 2011 (b)	June 30, 2011	September 30, 2011	December 31, 2011
Revenues (a)	$58,231	$78,655	$83,337	$84,705
Expenses (a)	(32,346)	(82,420)	(42,712)	(50,771)
Net income (loss)	7,783	(18,324)	25,720	6,114
Less: Net income attributable to noncontrolling interests	(1,960)	(1,391)	(2,447)	(4,093)
Less: Net income attributable to redeemable
noncontrolling interests	(421)	(456)	(510)	(515)
Net income (loss) attributable to CPA®:16 – Global stockholders	5,402	(20,171)	22,763	1,506
Earnings (loss) per share attributable to
CPA®:16 – Global stockholders	0.04	(0.12)	0.11	0.02

Distributions declared per share	0.1656	0.1656	0.1662	0.1668

__________

  Certain amounts from previous quarters have been retrospectively adjusted as discontinued operations (Note 17).
  The results of operations for the first quarter of 2011 do not reflect the impact of the Merger.

Pro Forma Financial Information	12 Months Ended
Dec. 31, 2012
Merger and UPREIT Reorganization, and Proforma Financial Information
Pro Forma Financial Information

Note 20. Pro Forma Financial Information (Unaudited)

The following consolidated pro forma financial information has been presented as if the Merger had occurred on January 1, 2010 for the years ended December 31, 2011 and 2010. The pro forma financial information is not necessarily indicative of what the actual results would have been, nor does it purport to represent the results of operations for future periods.

(Dollars in thousands, except per share amounts):

	Years Ended December 31,
	2011	2010
Pro forma total revenues (a)	$340,781	$344,953

Pro forma income from continuing operations	58,233	82,019
Less: Income from continuing operations attributable to noncontrolling interests	(14,301)	(23,856)
Pro forma income from continuing operations attributable to CPA®:16 – Global stockholders (b)	$43,932	$58,163
Pro forma earnings per share: (c)
Income from continuing operations attributable to CPA®:16 – Global stockholders	$0.22	$0.29

__________

  Amounts for both the years ended December 31, 2011 and 2010 include results of operations for the 11 properties sold during 2012.
  The pro forma income from continuing operations attributable to CPA®:16 – Global stockholders reflects expenses incurred related to the Merger of approximately $13.6 million for the year ended December 31, 2011.
  The pro forma weighted average shares outstanding for each of the years ended December 31, 2011 and 2010 totaled 200,259,685 shares and were determined as if all shares issued since our inception through December 31, 2011 were issued on January 1, 2010

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events

Note 21. Subsequent Event

Retrospective Adjustment for Discontinued Operations

During the three months ended June 30, 2013, we sold seven properties for an aggregate of $3.2 million, net of selling costs, and recognized a net loss on the sales totaling $8.0 million and lease termination income of $8.1 million, excluding an impairment charge of $2.1 million previously recognized during the fourth quarter of 2012.

In March 2013, a tenant in one of our domestic properties filed for bankruptcy and ceased paying rent to us. As a result, we suspended debt service payments on the related non-recourse mortgage loan. In April 2013, the bankruptcy court appointed a receiver to take possession of the property, and we no longer had control over the activities that most significantly impacted the economic performance of the property. In June 2013, the property was sold in a foreclosure auction, at which point we deconsolidated the investment with carrying values for its net investment in properties and non-recourse debt of $8.7 million and $13.0 million, respectively, and recognized a gain on the deconsolidation of $4.7 million, excluding an impairment charge of $9.3 million recognized during the first quarter of 2013.

During the three months ended June 30, 2013, we entered into a contract to sell a domestic property for $1.3 million. At June 30, 2013, this property was classified as Assets held for sale in the consolidated balance sheets. We completed the sale of the property in July 2013.

During the three months ended March 31, 2013, we sold four domestic properties for an aggregate of $27.9 million, net of selling costs, and recognized a net gain on the sales totaling $2.7 million, excluding an impairment charge of $1.2 million previously recognized during the fourth quarter of 2012.

The accompanying consolidated statements of income have been retrospectively adjusted and the net results of operations of each of these properties have been reclassified to discontinued operations for the years ended December 31, 2012, 2011, and 2010. The net effect of the reclassification represents an increase of $6.3 million, or 10.5%, in our previously reported income from continuing operations for the year ended December 31, 2012, and decreases of $0.6 million, or 1.8%, and $0.4 million, or 0.7%, in our previously reported income from continuing operations for the years ended December 31, 2011 and 2010, respectively. There was no effect on our previously reported net income, financial condition, or cash flows.

Schedule III - Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2012
Real Estate And Accumulated Depreciation
Real Estate And Accumulated Depreciation Disclosure
CORPORATE PROPERTY ASSOCIATES 16 – GLOBAL INCORPORATED
SCHEDULE III — REAL ESTATE and ACCUMULATED DEPRECIATION
December 31, 2012
(in thousands)

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is Computed
Real Estate Under Operating Leases:
Industrial, warehouse/distribution, and office facilities in Englewood, CA and industrial facility in Chandler, AZ	$6,774	$3,380	$8,885	$-	$3	$3,380	$8,888	$12,268	$1,898	Jun. 2004	40 yrs.
Industrial and office facilities in Hampton, NH	12,558	9,800	19,960	-	(14,952)	4,454	10,354	14,808	3,199	Jul. 2004	40 yrs.
Land in Alberta, Calgary, Canada	1,396	2,247	-	-	699	2,946	-	2,946	-	Aug. 2004	N/A
Office facility in Tinton Falls, NJ	8,030	1,700	12,934	-	-	1,700	12,934	14,634	2,681	Sep. 2004	40 yrs.
Industrial facility in The Woodlands, TX	22,838	6,280	3,551	27,331	-	6,280	30,882	37,162	5,637	Sep. 2004	40 yrs.
Office facility in Southfield, MI	7,508	1,750	14,384	-	-	1,750	14,384	16,134	2,862	Jan. 2005	40 yrs.
Industrial facility in Cynthiana, KY	3,414	760	6,885	524	2	760	7,411	8,171	1,428	Jan. 2005	40 yrs.
Industrial facility in Buffalo Grove, IL	8,146	2,120	12,468	-	-	2,120	12,468	14,588	2,480	Jan. 2005	40 yrs.
Office and industrial facilities in Lumlukka, Thailand and warehouse/distribution and office facilities in Udom Soayudh Road, Thailand	15,471	8,942	10,547	6,174	6,553	11,150	21,066	32,216	4,036	Jan. 2005	40 yrs.
Industrial facility in Allen, TX and office facility in Sunnyvale, CA	12,778	10,960	9,933	-	-	10,960	9,933	20,893	1,956	Feb. 2005	40 yrs.
Industrial facilities in Sandersville, GA; Erwin, TN; and Gainsville, TX	2,859	1,190	5,961	-	(1,376)	570	5,205	5,775	1,025	Feb. 2005	40 yrs.
Office facility in Piscataway, NJ	72,131	19,000	70,490	-	(308)	18,692	70,490	89,182	13,730	Mar. 2005	40 yrs.
Land in Stuart, FL; Trenton and Southwest Harbor, ME; and Portsmouth, RI	9,351	20,130	-	-	(2,835)	17,295	-	17,295	-	May 2005	N/A
Industrial facilities in Peru, IL; Huber Heights, Lima, and Sheffield, OH; and Lebanon, TN; and an office facility in Lima, OH	15,525	1,720	23,439	-	-	1,720	23,439	25,159	4,468	May 2005	40 yrs.
Industrial facility in Cambridge, Canada	6,242	800	8,158	-	2,309	1,017	10,250	11,267	1,953	May 2005	40 yrs.
Education facility in Nashville, TN	5,839	200	8,485	140	-	200	8,625	8,825	1,613	Jun. 2005	40 yrs.
Industrial facility in Ramos Arizpe, Mexico	-	390	3,227	6	2	390	3,235	3,625	603	Jul. 2005	40 yrs.
Warehouse/distribution facility in Norwich, CT	12,991	1,400	6,698	28,357	2	2,600	33,857	36,457	5,797	Aug. 2005	40 yrs.
Industrial facility in Glasgow, Scotland	6,191	1,264	7,885	-	(5,135)	490	3,524	4,014	976	Aug. 2005	40 yrs.
Industrial facility in Aurora, CO	3,091	460	4,314	-	(728)	460	3,586	4,046	654	Sep. 2005	40 yrs.
Warehouse/distribution facility in Kotka, Finland	6,325	-	12,266	-	1,122	-	13,388	13,388	3,176	Oct. 2005	29 yrs.
Warehouse/distribution facility in Plainfield, IN	21,150	1,600	8,638	18,185	-	4,200	24,223	28,423	3,870	Nov. 2005	40 yrs.
Residential facility in Blairsville, PA (d)	14,417	648	2,896	23,295	-	1,046	25,793	26,839	3,620	Dec. 2005	40 yrs.
Residential facility in Laramie, WY (d)	16,575	1,650	1,601	21,450	-	1,650	23,051	24,701	3,308	Jan. 2006	40 yrs.
Warehouse/distribution and industrial facilities in Houston, Weimar, Conroe, and Odessa, TX	7,232	2,457	9,958	-	190	2,457	10,148	12,605	2,507	Mar. 2006	20 - 30 yrs.
Office facility in Greenville, SC	9,535	925	11,095	-	57	925	11,152	12,077	2,282	Mar. 2006	33 yrs.
Retail facilities in Maplewood, Creekskill, Morristown, Summit, and Livingston, NJ	32,621	10,750	32,292	-	98	10,750	32,390	43,140	6,051	Apr. 2006	35 - 39 yrs.
Warehouse/distribution facilities in Alameda, CA and Ringwood, NJ	5,539	1,900	5,882	-	(3,351)	1,090	3,341	4,431	956	Jun. 2006	40 yrs.
Industrial facility in Amherst, NY	9,302	500	14,651	-	-	500	14,651	15,151	3,134	Aug. 2006	30 yrs.
Industrial facility in Shah Alam, Malaysia	7,920	-	3,927	3,496	712	-	8,135	8,135	939	Sep. 2006	35 yrs.
Warehouse/distribution facility in Spanish Fork, UT	7,945	1,100	9,448	-	-	1,100	9,448	10,548	1,457	Oct. 2006	40 yrs.
Industrial facilities in Georgetown, TX and Woodland, WA	3,359	800	4,368	3,693	2,570	1,737	9,694	11,431	1,130	Oct. 2006	40 yrs.
Office facility in Washington, MI	28,755	7,500	38,094	-	-	7,500	38,094	45,594	5,794	Nov. 2006	40 yrs.
Office and industrial facilities in St. Ingbert and Puttlingen, Germany	9,027	1,248	10,921	-	(6,806)	475	4,888	5,363	1,012	Dec. 2006	40 yrs.
Warehouse/distribution facilities in Flora, MS and Muskogee, OK	3,645	335	5,816	-	-	335	5,816	6,151	885	Dec. 2006	40 yrs.
Various transportation and warehouse facilities throughout France	28,086	4,341	6,254	4,521	22,805	29,663	8,258	37,921	1,646	Dec. 2006, Mar. 2007	30 yrs.
Industrial facility in Fort Collins, CO	8,087	1,660	9,464	-	-	1,660	9,464	11,124	1,420	Dec. 2006	40 yrs.
Industrial facility in St. Charles, MO	13,075	2,300	15,433	-	-	2,300	15,433	17,733	2,315	Dec. 2006	40 yrs.
Industrial facilities in Salt Lake City, UT	5,047	2,575	5,683	-	-	2,575	5,683	8,258	887	Dec. 2006	38 - 40 yrs.
Warehouse/distribution facilities in Atlanta, Doraville, and Rockmart, GA	56,414	10,060	72,000	6,816	-	10,060	78,816	88,876	12,440	Feb. 2007	30 - 40 yrs.
Industrial facility in Tuusula, Finland	15,010	1,000	16,779	8	(127)	991	16,669	17,660	2,956	Mar. 2007	32 yrs.
36 retail facilities throughout Germany	355,014	83,345	313,770	30,459	(10,587)	82,626	334,361	416,987	52,674	Apr. 2007	30 - 40 yrs.
Industrial facility in Nashville, TN	-	1,872	14,665	-	(7,886)	1,320	7,331	8,651	1,440	Jun. 2007, Jul. 2007	28 - 35 yrs.
Industrial facility in Sacramento, CA	29,653	-	42,478	3	-	-	42,481	42,481	5,752	Jul. 2007	40 yrs.
Industrial facility in Guelph, Canada	6,277	4,592	3,657	-	(4,368)	2,006	1,875	3,881	254	Jul. 2007	40 yrs.
Retail facilities in Wichita, KS and Oklahoma City, OK and warehouse/distribution facility in Wichita, KS	7,493	2,090	9,128	8	-	2,090	9,136	11,226	1,649	Jul. 2007	30 yrs.
Industrial facility in Beaverton, MI	1,968	70	3,608	-	16	70	3,624	3,694	635	Oct. 2007	30 yrs.
Industrial facilities in Evansville, IN; Lawrence, KS; and Baltimore, MD	27,352	4,890	78,288	-	(120)	4,770	78,288	83,058	13,048	Dec. 2007	30 yrs.
Warehouse/distribution facility in Suwanee, GA	15,957	1,950	20,975	-	-	1,950	20,975	22,925	2,622	Dec. 2007	40 yrs.
Industrial facilities in Colton, CA; Bonner Springs, KS; and Dallas, TX and land in Eagan, MN	22,708	10,430	32,063	-	(764)	10,430	31,299	41,729	4,180	Mar. 2008	30 - 40 yrs.
Industrial facility in Ylamylly, Finland	9,018	58	14,220	1,519	(2,176)	49	13,572	13,621	1,472	Apr. 2008	40 yrs.
Industrial facility in Nurieux-Volognat, France	-	1,478	15,528	-	(6,453)	1,256	9,297	10,553	1,101	Jun. 2008	38 yrs.
Industrial facility in Windsor, CT	-	425	1,160	-	(188)	425	972	1,397	112	Jun. 2008	39 yrs.
Office and industrial facilities in Wolfach, Bunde, and Dransfeld, Germany	-	2,554	13,492	-	(6,260)	2,166	7,620	9,786	1,143	Jun. 2008	30 yrs.
Warehouse/distribution facilities in Gyal and Herceghalom, Hungary	43,472	12,802	68,993	-	(4,968)	11,916	64,911	76,827	8,903	Jul. 2009	25 yrs.
Hospitality facility in Miami Beach, FL	-	6,400	42,156	35,441	-	6,400	77,597	83,997	4,365	Sep. 2009	40 yrs.
Sports facilities in Salt Lake City, UT and St. Charles, MO	3,275	3,789	2,226	-	-	3,789	2,226	6,015	128	May 2011	40 yrs.
Fitness and recreational facility in Houston, TX	3,859	1,397	1,596	-	-	1,397	1,596	2,993	105	May 2011	29.7 yrs.
Land in Scottsdale, AZ	6,676	10,731	-	-	-	10,731	-	10,731	-	May 2011	N/A
Warehouse/distribution facility in Burlington, NJ	8,280	4,281	18,565	-	(16,105)	951	5,790	6,741	342	May 2011	40 yrs.
Industrial facility in Albuquerque, NM	4,773	1,762	3,270	-	-	1,763	3,269	5,032	185	May 2011	40 yrs.
Warehouse/distribution facilities in Champlin, MN; Robbinsville, NJ; Radford, VA; and North Salt Lake City, UT	6,411	6,020	18,121	-	(3,191)	5,571	15,379	20,950	882	May 2011	40 yrs.
Industrial facilities in Welcome, NC; Murrysville, PA; and Wylie, TX	-	5,010	14,807	-	-	5,010	14,807	19,817	815	May 2011	40 yrs.
Warehouse/distribution facility in Rock Island, IL	-	2,171	3,421	-	-	2,171	3,421	5,592	192	May 2011	40 yrs.
Retail facility in Torrance, CA	22,760	4,321	13,405	-	-	4,321	13,405	17,726	820	May 2011	40 yrs.
Office facility in Houston, TX	4,158	1,606	3,380	-	-	1,606	3,380	4,986	190	May 2011	40 yrs.
Industrial facility in Doncaster, United Kingdom	5,048	1,831	1,485	-	(153)	1,771	1,392	3,163	119	May 2011	21.7 yrs.
Retail and warehouse/distribution facilities in Johnstown and Whitehall, PA	4,721	5,296	11,723	-	-	5,296	11,723	17,019	754	May 2011	30.3 yrs.
Retail and warehouse/distribution facilities in York, PA	9,811	3,153	12,743	-	-	3,153	12,743	15,896	687	May 2011	40 yrs.
Industrial facility in Pittsburgh, PA	-	717	9,254	-	-	717	9,254	9,971	559	May 2011	40 yrs.
Warehouse/distribution facilities in Harrisburg, NC; Atlanta, GA; Cincinnati, OH; and Elkwood, VA	-	5,015	9,542	-	-	5,015	9,542	14,557	531	May 2011	40 yrs.
Warehouse/distribution facilities in Boe, Carpiquet, Mans, Vendin Le Vieil, Lieusaint, Lagnieu, Luneville, and St. Germain de Puy, France	71,359	16,575	81,145	127	(7,992)	14,179	75,676	89,855	5,041	May 2011	40 yrs.
Educational facilities in Chandler, AZ; Fleming Island, FL; Ackworth, GA; Hauppauge and Patchogue, NY; Sugar Land, TX; Hampton, VA; and Silverdale, WA	-	3,827	5,044	-	(698)	3,399	4,774	8,173	334	May 2011	29.6 yrs.
Land in Midlothian, VA	1,631	2,709	-	-	-	2,709	-	2,709	-	May 2011	N/A
Retail facilities Fairfax, VA and Lombard, IL	11,251	5,650	19,711	-	-	5,650	19,711	25,361	1,126	May 2011	33.6 yrs.
Retail facilities in Kennesaw, GA and Leawood, KS	14,758	4,420	18,899	-	-	4,420	18,899	23,319	1,080	May 2011	40 yrs.
Retail facility in South Tulsa, OK	4,735	2,282	2,471	-	-	2,282	2,471	4,753	161	May 2011	30 yrs.
Industrial facilities in South Windsor, CT	-	5,802	7,580	-	(3,333)	5,170	4,879	10,049	269	May 2011	N/A
Industrial and office facilities in Elgin, IL; Bozeman, MT; and Nashville, TN	9,561	5,029	6,982	-	-	5,029	6,982	12,011	390	May 2011	40 yrs.
Warehouse/distribution facilities in Lincolnton, NC and Mauldin, SC	10,864	3,304	5,935	-	(1,970)	2,350	4,919	7,269	265	May 2011	40 yrs.
Warehouse/distribution facilities in Valdosta, GA and Johnson City, TN	9,494	3,112	8,451	-	-	3,112	8,451	11,563	479	May 2011	40 yrs.
Industrial and warehouse/distribution facilities in Westfield, MA	-	2,048	9,756	-	-	2,048	9,756	11,804	537	May 2011	34.7 yrs.
Warehouse/distribution and office facilities in Davenport, IA and Bloomington, MN	-	4,060	8,258	-	-	4,061	8,257	12,318	442	May 2011	40 yrs.
Industrial facility in Gorinchem, Netherlands	5,050	5,518	1,617	-	(907)	4,924	1,304	6,228	52	May 2011	40 yrs.
Educational facilities in Union, NJ; Allentown and Philadelphia, PA; and Grand Prairie, TX	-	3,960	5,055	-	-	3,960	5,055	9,015	275	May 2011	40 yrs.
Industrial facility in Salisbury, NC	6,892	3,723	4,053	-	-	3,723	4,053	7,776	221	May 2011	40 yrs.
Industrial facility in San Clemente, CA	-	3,199	7,694	-	-	3,199	7,694	10,893	452	May 2011	40 yrs.
Industrial and office facilities in Plymouth, MI and Twinsburg, OH	-	3,345	10,370	-	(1,259)	3,012	9,444	12,456	539	May 2011	40 yrs.
Office facilities in Lindon, UT	-	1,441	3,116	-	-	1,441	3,116	4,557	177	May 2011	40 yrs.
Office facility in Lafayette, LA	1,960	874	1,137	-	-	874	1,137	2,011	63	May 2011	40 yrs.
Industrial facility in Richmond, MO	5,734	1,977	2,107	-	-	1,977	2,107	4,084	115	May 2011	34.8 yrs.
Warehouse/distribution facility in Dallas, TX	6,578	665	3,587	-	-	665	3,587	4,252	226	May 2011	30.8 yrs.
Office facility in Turku, Finland	35,289	1,950	31,151	-	(3,581)	1,740	27,780	29,520	1,378	May 2011	40 yrs.
Industrial, warehouse/distribution, and office facilities in Waterloo, WI	-	3,852	3,384	-	-	3,852	3,384	7,236	354	May 2011	20.3 yrs.
Retail facilities in several cities in the following states: Arizona, California, Florida, Illinois, Massachusetts, Maryland, Michigan, and Texas	19,585	3,671	9,056	-	-	3,671	9,056	12,727	494	May 2011	40 yrs.
Warehouse/distribution, office, and industrial facilities in Perris, CA; Eugene, OR; West Jordan, UT; and Tacoma, WA	-	4,374	5,049	-	-	4,375	5,048	9,423	272	May 2011	40 yrs.
Industrial facility in Carlsbad, CA	-	1,233	2,714	1,064	-	1,233	3,778	5,011	280	May 2011	30.8 yrs.
Multiplex motion picture theaters in Port St. Lucie and Pensacola, FL	7,282	4,837	4,493	-	-	4,837	4,493	9,330	248	May 2011	40 yrs.
Theater in Hickory Creek, TX	-	1,923	4,045	-	-	1,923	4,045	5,968	228	May 2011	34 yrs.
Industrial facilities in Fort Dodge, IN and Oconomowoc, WI	9,859	2,002	6,056	-	-	2,002	6,056	8,058	529	May 2011	23.5 yrs.
Industrial facility in Mesa, AZ	5,863	3,236	2,681	-	-	3,236	2,681	5,917	149	May 2011	34.5 yrs.
Industrial facility in North Amityville, NY	8,789	3,657	6,153	-	-	3,657	6,153	9,810	356	May 2011	40 yrs.
Warehouse/distribution facilities in Greenville, SC	-	1,413	6,356	-	-	1,413	6,356	7,769	452	May 2011	27.8 yrs.
Industrial facilities in Clinton Township, MI and Upper Sandusky, OH	8,362	2,575	7,507	-	(969)	2,382	6,731	9,113	379	May 2011	40 yrs.
Land in Elk Grove Village, IL	1,060	1,911	-	-	-	1,911	-	1,911	-	May 2011	N/A
Office facility in Houston, TX	-	1,115	5,837	-	-	1,115	5,837	6,952	331	May 2011	40 yrs.
Industrial facility in Shelburne, VT	-	1,087	1,626	-	-	1,088	1,625	2,713	104	May 2011	30.6 yrs.
Industrial facilities in City of Industry, CA; Florence, KY; Chelmsford, MA; and Lancaster, TX	-	3,743	7,468	-	(671)	3,506	7,034	10,540	410	May 2011	7 - 40 yrs.
	$1,396,839	$463,997	$1,649,933	$212,617	$(83,077)	$470,809	$1,772,661	$2,243,470	$242,648

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investment(b)	Gross Amount at which Carried at Close of Period Total	Date Acquired
Direct Financing Method:
Office and industrial facilities in Leeds, United Kingdom	$14,553	$6,908	$21,012	$-	$(1,482)	$26,438	May 2004
Industrial facility in Alberta, Calgary, Canada	2,133	-	3,468	41	993	4,502	Aug. 2004
Industrial facilities in Kearney, MO; Fair Bluff, NC; York, NE; Walbridge, OH; Middlesex Township, PA; Rocky Mount, VA; and Martinsburg, WV; and a warehouse/distribution facility in Fair Bluff, NC	13,031	2,980	29,191	-	(1,488)	30,683	Aug. 2004
Retail facilities in Vantaa, Finland and Linkoping, Sweden	16,015	4,279	26,628	50	(3,409)	27,548	Dec. 2004
Industrial and office facilities in Stuart, FL and industrial facilities in Trenton and Southwest Harbor, ME and Portsmouth, RI	17,520	-	38,189	-	(5,784)	32,405	May 2005
Warehouse/distribution and office facilities in Newbridge, United Kingdom	14,104	3,602	21,641	3	(3,237)	22,009	Dec. 2005
Office facility in Marktheidenfeld, Germany	14,209	1,534	22,809	-	(1,439)	22,904	May 2006
Retail facilities in Socorro, El Paso and Fabens, TX	13,464	3,890	19,603	31	(2,133)	21,391	Jul. 2006
Various transportation and warehouse facilities in France	20,275	23,524	33,889	6,814	(38,040)	26,187	Dec. 2006
Industrial facility in Bad Hersfeld, Germany	24,355	13,291	26,417	68	(3,481)	36,295	Dec. 2006
Retail facility in Gronau, Germany	3,961	414	3,789	-	(134)	4,069	Apr. 2007
Industrial facility in St. Ingbert, Germany	-	1,610	29,466	-	(3,658)	27,418	Aug. 2007
Industrial facility in Mt. Carmel, IL	2,285	56	3,528	-	(32)	3,552	Oct. 2007
Industrial facility in Elma, WA	3,655	1,300	5,261	-	(569)	5,992	Feb. 2008
Industrial facility in Eagan, MN	4,626	-	8,267	-	(618)	7,649	Mar. 2008
Industrial facility in Monheim, Germany	-	2,210	10,654	-	(3,188)	9,676	Jun. 2008
Office facility in Scottsdale, AZ	26,885	-	43,779	-	(566)	43,213	May 2011
Industrial facility in Dallas, TX	-	2,160	10,770	-	(27)	12,903	May 2011
Industrial and manufacturing facilities in Old Fort and Albemarie, NC; Holmesville, OH and Springfield, TN	9,875	6,801	21,559	-	(169)	28,191	May 2011
Multiplex theater facility in Midlothian, VA	9,123	-	15,781	-	(630)	15,151	May 2011
Educational facility in Mooresville, NC	4,416	1,913	15,997	-	(469)	17,441	May 2011
Multiplex motion picture theater in Pensacola, FL	7,286	-	12,551	-	-	12,551	May 2011
Industrial facility in Ashburn Junction, VA	-	2,965	18,475	-	(215)	21,225	May 2011
Warehouse/distribution facility in Elk Grove Village, IL	4,679	-	8,660	-	(222)	8,438	May 2011
	$226,450	$79,437	$451,384	$7,007	$(69,997)	$467,831

Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Initial Cost to Company - Personal Property	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Personal Property	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is computed
Operating Real Estate:
Hotel in Bloomington, MN	$19,610	$3,976	$7,492	$-	$35,904	$-	$3,976	$38,456	$4,940	$47,372	$8,335	Sep. 2006	40 yrs.
Hotel in Memphis, TN	27,362	4,320	29,929	3,635	3,424	(3,115)	4,320	30,049	3,824	38,193	7,672	Sep. 2007	30 yrs.
	$46,972	$8,296	$37,421	$3,635	$39,328	$(3,115)	$8,296	$68,505	$8,764	$85,565	$16,007

CORPORATE PROPERTY ASSOCIATES 16 – GLOBAL INCORPORATED
NOTES TO SCHEDULE III — REAL ESTATE AND ACCUMULATED DEPRECIATION
(in thousands)

_________

  Consists of the costs of improvements subsequent to purchase and acquisition costs including construction costs on build-to-suit transactions, legal fees, appraisal fees, title costs, and other related professional fees. For business combinations, transaction costs are excluded.
  The increase (decrease) in net investment is primarily due to (i) the amortization of unearned income from net investment in direct financing leases, which produces a periodic rate of return that at times may be greater or less than lease payments received, (ii) sales of properties, (iii) impairment charges, and (iv) changes in foreign currency exchange rates.
  Reconciliation of real estate and accumulated depreciation (see below).
  Represents a triple-net lease to a tenant for student housing.

	Reconciliation of Real Estate Subject to
	Operating Leases
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$2,265,576	$1,730,421	$1,696,872
Additions	2,647	647,129	6,432
Reclassification from real estate under construction	-	-	82,513
Reclassification from other assets	-	-	6
Deconsolidation of real estate asset	-	(40,153)	(7,271)
Reclassification to assets held for sale	(6,563)	(2,903)	(398)
Impairment charges	(10,772)	(19,748)	(2,835)
Dispositions	(23,255)	(24,751)	(4,021)
Foreign currency translation adjustment	15,837	(24,419)	(40,877)
Balance at close of year	$2,243,470	$2,265,576	$1,730,421

	Reconciliation of Accumulated Depreciation for
	Real Estate Subject to Operating Leases
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$190,316	$145,957	$112,385
Depreciation expense	52,054	51,376	37,555
Dispositions	(1,384)	(570)	(369)
Deconsolidation of real estate asset	-	(3,617)	(1,373)
Reclassification to assets held for sale	(145)	(52)	(129)
Foreign currency translation adjustment	1,807	(2,778)	(2,112)
Balance at close of year	$242,648	$190,316	$145,957

	Reconciliation of Operating Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$85,087	$84,772	$83,718
Additions	478	315	1,054
Balance at close of year	$85,565	$85,087	$84,772

	Reconciliation of Accumulated Depreciation for
	Operating Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$12,823	$9,623	$6,448
Depreciation expense	3,184	3,200	3,175
Balance at close of year	$16,007	$12,823	$9,623

At December 31, 2012, the aggregate cost of real estate, net of accumulated depreciation and accounted for as operating leases, owned by us and our consolidated subsidiaries for federal income tax purposes was $2.3 billion.

Schedule IV - Mortgage Loans on Real Estates	12 Months Ended
Dec. 31, 2012
Mortgage Loans On Real Estate [Abstract]
Mortgage Loans On Real Estate By Loan Disclosure
CORPORATE PROPERTY ASSOCIATES 16 – GLOBAL INCORPORATED
SCHEDULE IV — MORTGAGE LOANS ON REAL ESTATE
at December 31, 2012
(dollars in thousands)

		Final	Face	Carrying
	Interest	Maturity	Amount of	Amount of
Description	Rate	Date	Mortgage	Mortgage
Note receivable issued to venture partner - Hellweg 2 transaction (a)	8.0%	Apr. 2017	$311,150	$21,747
Note receivable related to installment sale - PRG transaction (b)	7.9%	Mar. 2029	11,811	11,811
Construction line of credit provided to Ryder Properties, LLC	6.3%	Feb. 2015	9,504	9,836
			$332,465	$43,394

__________

  Amounts are based on the exchange rate of the local currencies at December 31, 2012.
  During 2012, we recorded a note receivable from PRG in conjunction with a restructuring of the underlying lease (Note 6).

NOTES TO SCHEDULE IV — MORTGAGE LOANS ON REAL ESTATE
(in thousands)

	Reconciliation of Mortgage Loans on Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$55,494	$55,504	$362,707
Additions	11,811	700	8,349
Accretion of principal	53	49	40
Reduction in Hellweg 2 note receivable due to put option exercise (a)	-	-	(297,263)
Repayments	(24,405)	(260)	-
Foreign currency translation adjustment	441	(499)	(18,329)
Balance at close of year	$43,394	$55,494	$55,504

__________

(a)       During 2010, we and our affiliates exercised an option to acquire an additional interest in an investment from an unaffiliated third party. In this option exercise, we reduced the third party's note receivable with us by $297.3 million (Note 6).

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies
Consolidation, Policy

Basis of Consolidation

The consolidated financial statements reflect all of our accounts, including those of our majority-owned and/or controlled subsidiaries. The portion of equity in a subsidiary that is not attributable, directly or indirectly, to us is presented as noncontrolling interests. All significant intercompany accounts and transactions have been eliminated.

When we obtain an economic interest in an entity, we evaluate the entity to determine if it is deemed a VIE. Certain factors we consider in this analysis are insufficient equity at risk, fixed price purchase or renewal options within a lease, as well as certain decision-making rights within a loan. Significant judgment is required to determine if we are the primary beneficiary of a VIE and should consolidate the VIE. We review the contractual arrangements provided for in the partnership agreement or other related contracts to determine whether the entity is considered a VIE, and to establish whether we have any variable interests in the VIE. We then compare our variable interests, if any, to those of the other variable interest holders to determine which party is the primary beneficiary of a VIE based on whether the entity (i) has the power to direct the activities that most significantly impact the economic performance of the VIE, and (ii) has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

For an entity that is not considered to be a VIE, the general partners in a limited partnership (or similar entity) are presumed to control the entity regardless of the level of their ownership and, accordingly, may be required to consolidate the entity. We evaluate the partnership agreements or other relevant contracts to determine whether there are provisions in the agreements that would overcome this presumption. If the agreements provide the limited partners with either (a) the substantive ability to dissolve or liquidate the limited partnership or otherwise remove the general partners without cause or (b) substantive participating rights, the limited partners' rights overcome the presumption of control by a general partner of the limited partnership, and, therefore, the general partner must account for its investment in the limited partnership using the equity method of accounting.

We have investments in tenancy-in-common interests in various domestic and international properties. Consolidation of these investments is not required as such interests do not qualify as VIEs and do not meet the control requirement required for consolidation. Accordingly, we account for these investments using the equity method of accounting. We use the equity method of accounting because the shared decision-making involved in a tenancy-in-common interest investment provides us with significant influence on the operating and financial decisions of these investments.

Additionally, we own interests in single-tenant net leased properties leased to corporations through noncontrolling interests in partnerships and limited liability companies that we do not control but over which we exercise significant influence. We account for these investments under the equity method of accounting. At times, the carrying value of our equity investments may fall below zero for certain investments. We intend to fund our share of the jointly-owned investments' future operating deficits should the need arise. However, we have no legal obligation to pay for any of the liabilities of such investments nor do we have any legal obligation to fund operating deficits.

We apply accounting guidance for consolidation of VIEs to certain entities in which the equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. Fixed price purchase and renewal options within a lease as well as certain decision-making rights within a loan can cause us to consider an entity a VIE.

Business Combinations, Policy

Purchase Price Allocation

In accordance with the guidance for business combinations, we determine whether a transaction or other event is a business combination, which requires that the assets acquired and liabilities assumed constitute a business. Each business combination is then accounted for by applying the acquisition method. If the assets acquired are not a business, we account for the transaction or other event as an asset acquisition. Under both methods, we recognize the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquired entity. In addition, for transactions that are business combinations, we evaluate the existence of goodwill or a gain from a bargain purchase. We immediately expense acquisition-related costs and fees associated with business combinations.

When we acquire properties with leases classified as operating leases, we allocate the purchase price to the tangible and intangible assets and liabilities acquired based on their estimated fair values. We determine the value of the tangible assets, consisting of land and buildings, as if vacant, and site improvements, and record intangible assets, including the above-market and below-market value of leases and the value of in-place leases at their relative estimated fair values. Land is typically valued utilizing the sales comparison (or market approach). Buildings, as if vacant, are valued using the cost and/or income approach. Site improvements are valued using the cost approach. The fair value of real estate is determined by reference to portfolio appraisals which determines their values, on a property level, by applying a discounted cash flow analysis to the estimated net operating income for each property in the portfolio during the remaining anticipated lease term, and the estimated residual value of each property from a hypothetical sale of the property upon expiration after considering the re-tenanting of such property at estimated then current market rental rate, at a selected capitalization rate and deducting estimated costs of sale. The proceeds from a hypothetical sale are derived by capitalizing the estimated net operating income of each property for the year following lease expiration at an estimated residual capitalization rate. The discount rates and residual capitalization rates used to value the properties are selected based on several factors, including the creditworthiness of the lessees, industry surveys, property type, location and age, current lease rates relative to market lease rates and anticipated lease duration. In the case where a tenant has a purchase option deemed to be materially favorable to the tenant, or the tenant has long-term renewal options at rental rates below estimated market rental rates, the appraisal assumes the exercise of such purchase option or long-term renewal options in its determination of residual value. Where a property is deemed to have excess land, the discounted cash flow analysis includes the estimated excess land value at the assumed expiration of the lease, based upon an analysis of comparable land sales or listings in the general market area of the property grown at estimated market growth rates through the year of lease expiration. For those properties that are under contract for sale, the appraised value of the portfolio reflects the current contractual sale price of such properties. See Real Estate Leased to Others and Depreciation below for a discussion of our significant accounting policies related to tangible assets. We include the value of below-market leases in Prepaid and deferred rental income and security deposits in the consolidated financial statements.

We record above-market and below-market lease values for owned properties based on the present value (using a discount rate reflecting the risks associated with the leases acquired) of the difference between (i) the contractual amounts to be paid pursuant to the leases negotiated and in place at the time of acquisition of the properties and (ii) our estimate of fair market lease rates for the property or equivalent property, both of which are measured over a period equal to the estimated lease term which includes renewal options with rental rates below estimated market rental rates. We amortize the capitalized above-market lease value as a reduction of rental income over the estimated market lease term. We amortize the capitalized below-market lease value as an increase to rental income over the initial term and any fixed-rate renewal periods in the respective leases.

The value of any in-place lease is estimated to be equal to the property owners' avoidance of costs necessary to release the property for a lease term equal to the remaining primary in-place lease term and the value of investment grade tenancy. The cost avoidance to the property owners' of vacancy/leasing costs necessary to lease the property for a lease term equal to the remaining in-place lease term is derived first by determining the in-place lease term on the subject lease. Then, based on our review of the market, the cost to be borne by a property owner to replicate a market lease to the remaining in-place term was estimated. These costs consist of: (i) rent lost during downtime (i.e. assumed periods of vacancy); (ii) estimated expenses that would be incurred by the property owner during periods of vacancy; (iii) rent concessions (i.e. free rent); (iv) leasing commissions; and (v) tenant improvement allowances. We determine these values using our estimates or by relying in part upon third-party appraisals. We amortize the capitalized value of in-place lease intangibles to expense over the remaining initial term of each lease. We amortize the capitalized value of tenant relationships to expense over the initial and expected renewal terms of the lease. No amortization period for intangibles will exceed the remaining depreciable life of the building.

If a lease is terminated, we charge the unamortized portion of above-market and below-market lease values to lease revenue and in-place lease to amortization expense.

When we acquire leveraged properties, the fair value of debt instruments acquired is determined using a discounted cash flow model with rates that take into account the credit of the tenants, where applicable, and interest rate risk. Such resulting premium or discount is amortized over the remaining term of the obligation. We also consider the value of the underlying collateral taking into account the quality of the collateral, the credit quality of the company, the time until maturity and the current interest rate.

Reclassification, Policy

Reclassifications and Revisions

Certain prior year amounts have been reclassified to conform to the current year presentation. The consolidated financial statements included in this Report have been retrospectively adjusted to reflect the disposition (or planned disposition) of certain properties as discontinued operations and certain adjustments related to purchase price allocation for all periods presented.

Real Estate, Policy

Real Estate and Operating Real Estate

We carry land and buildings and personal property at cost less accumulated depreciation. We charge expenditures for maintenance and repairs, including routine betterments, to operations as incurred. We capitalize significant renovations that increase the useful life of the properties.

Real Estate Under Construction

For properties under construction, operating expenses including interest charges and other property expenses, including real estate taxes, are capitalized rather than expensed. We capitalize interest by applying the interest rate applicable to outstanding borrowings to the average amount of accumulated qualifying expenditures for properties under construction during the period.

Real Estate Held for Development and Sale, Policy

Assets Held for Sale

We classify those assets that are associated with operating leases as held for sale when we have entered into a contract to sell the property, all material due diligence requirements have been satisfied and we believe it is probable that the disposition will occur within one year. Assets held for sale are recorded at the lower of carrying value or estimated fair value, which is generally calculated as the expected sale price, less expected selling costs. The results of operations and the related gain or loss on sale of properties that have been sold or that are classified as held for sale, and in which we will have no significant continuing involvement, are included in discontinued operations (Note 17).

If circumstances arise that we previously considered unlikely and, as a result, we decide not to sell a property previously classified as held for sale, we reclassify the property as held and used. We measure and record a property that is reclassified as held and used at the lower of (i) its carrying amount before the property was classified as held for sale, adjusted for any depreciation expense that would have been recognized had the property been continuously classified as held and used or (ii) the estimated fair value at the date of the subsequent decision not to sell.

We recognize gains and losses on the sale of properties when, among other criteria, we no longer have continuing involvement, the parties are bound by the terms of the contract, all consideration has been exchanged and all conditions precedent to closing have been performed. At the time the sale is consummated, a gain or loss is recognized as the difference between the sale price, less any selling costs, and the carrying value of the property.

Cash and Cash Equivalents, Policy

Cash and Cash Equivalents

We consider all short-term, highly liquid investments that are both readily convertible to cash and have a maturity of three months or less at the time of purchase to be cash equivalents. Items classified as cash equivalents include commercial paper and money-market funds. Our cash and cash equivalents are held in the custody of several financial institutions, and these balances, at times, exceed federally insurable limits. We seek to mitigate this risk by depositing funds only with major financial institutions.

Finance, Loans and Leases Receivable, Policy

Notes Receivable

For investments in mortgage notes and loan participations, the loans are initially reflected at acquisition cost which consists of the outstanding balance, net of the acquisition discount or premium. We amortize any discount or premium as an adjustment to increase or decrease, respectively, the yield realized on these loans over the life of the loan. As such, differences between carrying value and principal balances outstanding do not represent embedded losses or gains as we generally plan to hold such loans to maturity.

Assets representing rights to receive money on demand or at fixed or determinable dates are referred to as finance receivables. Our finance receivable portfolios consist of our Net investments in direct financing leases and notes receivable. Operating leases are not included in finance receivables as such amounts are not recognized as an asset in the consolidated balance sheets.

Cost Method Investments, Policy

Marketable Securities

Marketable securities, which consist of common stock in publicly traded companies, are classified as available for sale securities and reported at fair value, with any unrealized gains and losses on these securities reported as a component of Other comprehensive income (loss) until realized.

Deferred Charges, Policy

Other Assets and Other Liabilities

We include accounts receivable, derivatives, stock warrants, marketable securities, deferred charges, and deferred rental income in Other assets, net. We include derivatives and miscellaneous amounts held on behalf of tenants in Other liabilities. Deferred charges are costs incurred in connection with mortgage financings and refinancings that are amortized over the terms of the mortgages and included in Interest expense in the consolidated financial statements. Deferred rental income is the aggregate cumulative difference for operating leases between scheduled rents that vary during the lease term, and rent recognized on a straight-line basis.

Deferred Acquisition Fees Payable to Affiliate

Fees payable to the advisor for structuring and negotiating investments and related mortgage financing on our behalf are included in Due to affiliates. A portion of these fees is payable in equal annual installments each January of the three calendar years following the date on which a property was purchased. Payment of such fees is subject to the performance criterion (Note 4).

Stockholders' Equity, Policy

Treasury Stock

Treasury stock is recorded at cost under our redemption plan, pursuant to which we may elect to redeem shares at the request of our stockholders, subject to certain exceptions, conditions, and limitations. The maximum amount of shares purchasable by us in any period depends on a number of factors and is at the discretion of our board of directors.

Noncontrolling Interest, Policy

Special Member Interest

We accounted for the Special Member Interest as a noncontrolling interest based on the fair value of the rights attributed to the interest at the time it was transferred to the Special General Partner (Note 3). The Special Member Interest entitles the Special General Partner to cash distributions and, in the event there is a termination or non-renewal of the advisory agreement, redemption rights at our option. In exchange for the Special Member Interest, we amended the fee arrangement with the advisor. The Special Member Interest was accounted for at fair value representing the estimated net present value of the related fee reduction. Cash distributions to the Special General Partner are accounted for as an allocation to net income attributable to noncontrolling interest.

Lease, Policy

Revenue Recognition

Real Estate Leased to Others

We lease real estate to others primarily on a triple-net leased basis, whereby the tenant is generally responsible for all operating expenses relating to the property, including property taxes, insurance, maintenance, repairs, renewals, and improvements. For the years ended December 31, 2012, 2011, and 2010, although we are legally obligated for the payment, pursuant to our lease agreements with our tenants, lessees were responsible for the direct payment to the taxing authorities of real estate taxes of approximately $32.9 million, $36.3 million, and $14.5 million, respectively. The increase for the year ended December 31, 2011 as compared to 2010 was primarily a result of properties acquired in the Merger.

Substantially all of our leases provide for either scheduled rent increases, periodic rent adjustments based on formulas indexed to changes in the CPI or similar indices or percentage rents. CPI-based adjustments are contingent on future events and are therefore not included in straight-line rent calculations. We recognize rents from percentage rents as reported by the lessees, which is after the level of sales requiring a rental payment to us is reached. Percentage rents were insignificant for the periods presented.

We account for leases as operating or direct financing leases as described below:

Operating leases — We record real estate at cost less accumulated depreciation; we recognize future minimum rental revenue on a straight-line basis over the non-cancelable lease term of the related leases and charge expenses to operations as incurred (Note 5).

Direct financing method — We record leases accounted for under the direct financing method at their net investment (Note 6). We defer and amortize unearned income to income over the lease term so as to produce a constant periodic rate of return on our net investment in the lease.

On an ongoing basis, we assess our ability to collect rent and other tenant-based receivables and determine an appropriate allowance for uncollected amounts. Because we have a limited number of lessees, we believe that it is necessary to evaluate the collectability of these receivables based on the facts and circumstances of each situation rather than solely using statistical methods. Therefore, in recognizing our provision for uncollected rents and other tenant receivables, we evaluate actual past due amounts and make subjective judgments as to the collectability of those amounts based on factors including, but not limited to, our knowledge of a lessee's circumstances, the age of the receivables, the tenant's credit profile and prior experience with the tenant. Even if a lessee has been making payments, we may reserve for the entire receivable amount if we believe there has been significant or continuing deterioration in the lessee's ability to meet its lease obligations.

Depreciation, Depletion, and Amortization

Depreciation

We compute depreciation of building and related improvements using the straight-line method over the estimated remaining useful lives of the properties, or improvements, which range from two to 40 years. We compute depreciation of tenant improvements using the straight-line method over the lesser of the remaining term of the lease or the estimated useful life.

Impairment or Disposal of Long-Lived Assets, Policy

Impairments

We periodically assess whether there are any indicators that the value of our long-lived assets may be impaired or that their carrying value may not be recoverable. These impairment indicators include, but are not limited to, the vacancy of a property that is not subject to a lease; a lease default by a tenant that is experiencing financial difficulty; the termination of a lease by a tenant or the rejection of a lease in a bankruptcy proceeding. We may incur impairment charges on long-lived assets, including real estate, direct financing leases, assets held for sale, and equity investments in real estate. Our policies for evaluating whether these assets are impaired are presented below.

Real Estate

For real estate assets in which an impairment indicator is identified, we follow a two-step process to determine whether an asset is impaired and to determine the amount of the charge. First, we compare the carrying value of the property's asset group to the future net undiscounted cash flow that we expect the property's asset group will generate, including any estimated proceeds from the eventual sale of the property's asset group. The undiscounted cash flow analysis requires us to make our best estimate of, among other things, market rents, residual values, and holding periods. Depending on the assumptions made and estimates used, the future cash flow projected in the evaluation of long-lived assets can vary within a range of outcomes. We consider the likelihood of possible outcomes in determining our estimate of future cash flows. If the future net undiscounted cash flow of the property's asset group is less than the carrying value, the property's asset group is considered to be impaired. We then measure the loss as the excess of the carrying value of the property's asset group over its estimated fair value.

Assets Held for Sale

When we classify an asset as held for sale, we compare the asset's estimated fair value, less cost to sell, to its carrying value, and if the estimated fair value, less cost to sell, is less than the property's carrying value, we reduce the carrying value to the estimated fair value, less cost to sell. We will continue to review the property for subsequent changes in the estimated fair value, and may recognize an additional impairment charge if warranted.

Direct Financing Leases

We review our direct financing leases at least annually to determine whether there has been an other-than-temporary decline in the current estimate of residual value of the property. The residual value is our estimate of what we could realize upon the sale of the property at the end of the lease term, based on market information. If this review indicates that a decline in residual value has occurred that is other-than-temporary, we recognize an impairment charge equal to the difference between the fair value and carrying value, which is discounted at the internal rate of return of the property.

Equity Investments in Real Estate

We evaluate our equity investments in real estate on a periodic basis to determine if there are any indicators that the value of our equity investment may be impaired and whether or not that impairment is other-than-temporary. To the extent impairment has occurred, we measure the charge as the excess of the carrying value of our investment over its estimated fair value, which is determined by multiplying the estimated fair value of the underlying investment's net assets by our ownership interest percentage.

Foreign Currency Transactions and Translations, Policy

Foreign Currency

Translation

We have interests in real estate investments in the European Union (primarily Germany), Canada, Mexico, Malaysia, and Thailand and own interests in properties in the European Union. The functional currencies for these investments are primarily the euro and the British Pound Sterling and, to a lesser extent, the Canadian dollar, the Malaysian ringgit, the Swedish krona, and the Thai baht. We perform the translation from these local currencies to the U.S. dollar for assets and liabilities using current exchange rates in effect at the balance sheet date and for revenue and expense accounts using a weighted-average exchange rate during the period. We report the gains and losses resulting from this translation as a component of Other comprehensive income (loss) in equity. These translation gains and losses are released to net income when we have substantially exited from all investments in the related currency.

Transaction Gains or Losses

A transaction gain or loss (measured from the transaction date or the most recent intervening balance sheet date, whichever is later), realized upon settlement of a foreign currency transaction generally will be included in net income for the period in which the transaction is settled. Foreign currency transactions that are (i) designated as, and are effective as, economic hedges of a net investment and (ii) intercompany foreign currency transactions that are of a long-term nature (that is, settlement is not planned or anticipated in the foreseeable future), when the entities to the transactions are consolidated or accounted for by the equity method in our financial statements are not included in determining net income are accounted for in the same manner as foreign currency translation adjustments and reported as a component of Other comprehensive income (loss) in equity.

Derivatives, Policy

Derivative Instruments

We measure derivative instruments at fair value and record them as assets or liabilities, depending on our rights or obligations under the applicable derivative contract. Derivatives that are not designated as hedges must be adjusted to fair value through earnings. For a derivative designated and that qualified as a cash flow hedge, the effective portion of the change in fair value of the derivative is recognized in Other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings.

We made an accounting policy election effective January 1, 2011, or the “effective date”, to use the portfolio exception in Accounting Standards Codification (“ASC”) 820-10-35-18D, Application to Financial Assets & Financial Liabilities with Offsetting Positions in Market Risk or Counterparty Credit Risk, the “portfolio exception,” with respect to measuring counterparty credit risk for all of our derivative transactions subject to master netting arrangements.

We measure derivative instruments at fair value and record them as assets or liabilities, depending on our rights or obligations under the applicable derivative contract. Derivatives that are not designated as hedges must be adjusted to fair value through earnings. For a derivative designated and qualified as a cash flow hedge, the effective portion of the change in fair value of the derivative is recognized in Other comprehensive income (loss) until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is immediately recognized in earnings.

Income Tax, Policy

Income Taxes

We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code. In order to maintain our qualification as a REIT, we are required, among other things, to distribute at least 90% of our REIT net taxable income to our stockholders and meet certain tests regarding the nature of our income and assets. As a REIT, we are not subject to federal income tax with respect to the portion of our income that meets certain criteria and is distributed annually to stockholders. Accordingly, no provision for federal income taxes is included in the consolidated financial statements with respect to these operations. We believe we have operated, and we intend to continue to operate, in a manner that allows us to continue to meet the requirements for taxation as a REIT.

We conduct business in various states and municipalities within the U.S., the European Union, and Asia and, as a result, we or one or more of our subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and certain foreign jurisdictions. As a result, we are subject to certain foreign, state, and local taxes and a provision for such taxes is included in the consolidated financial statements.

We elect to treat certain of our corporate subsidiaries as TRSs. In general, a TRS may perform additional services for our tenants and generally may engage in any real estate or non-real estate-related business (except for the operation or management of health care facilities or lodging facilities or providing to any person, under a franchise, license or otherwise, rights to any brand name under which any lodging facility or health care facility is operated). A TRS is subject to corporate federal income tax. Our TRS subsidiaries own hotels that are managed on our behalf by third-party hotel management companies.

Significant judgment is required in determining our tax provision and in evaluating our tax positions. We establish tax reserves based on a benefit recognition model, which we believe could result in a greater amount of benefit (and a lower amount of reserve) being initially recognized in certain circumstances. Provided that the tax position is deemed more likely than not of being sustained, we recognize the largest amount of tax benefit that is greater than 50 percent likely of being ultimately realized upon settlement. We derecognize the tax position when it is no longer more likely than not of being sustained.

Our earnings and profits, which determine the taxability of distributions to stockholders, differ from net income reported for financial reporting purposes due primarily to differences in depreciation, including hotel properties, for federal income tax purposes. Deferred income taxes relate primarily to our TRSs and are accounted for using the asset and liability method. Under this method, deferred income taxes are recognized for temporary differences between the financial reporting bases of assets and liabilities of our TRSs and their respective tax bases and for their operating loss and tax credit carry forwards based on enacted tax rates expected to be in effect when such amounts are realized or settled. However, deferred tax assets are recognized only to the extent that it is more likely than not that they will be realized based on consideration of available evidence, including tax planning strategies and other factors.

We have elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code. We believe we have operated, and we intend to continue to operate, in a manner that allows us to continue to qualify as a REIT. Under the REIT operating structure, we are permitted to deduct distributions paid to our stockholders and generally will not be required to pay U.S. federal income taxes. Accordingly, no provision has been made for U.S. federal income taxes in the consolidated financial statements.

Earnings Per Share, Policy

Earnings Per Share

We have a simple equity capital structure with only common stock outstanding. As a result, earnings per share, as presented, represents both basic and dilutive per share amounts for all periods presented in the consolidated financial statements.

Use of Estimates, Policy

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and the disclosure of contingent amounts in our consolidated financial statements and the accompanying notes. Actual results could differ from those estimates.

Fair Value of Financial Instruments, Policy

The fair value of an asset is defined as the exit price, which is the amount that would either be received when an asset is sold or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The guidance establishes a three-tier fair value hierarchy based on the inputs used in measuring fair value. These tiers are: Level 1, for which quoted market prices for identical instruments are available in active markets, such as money market funds, equity securities and U.S. Treasury securities; Level 2, for which there are inputs other than quoted prices included within Level 1 that are observable for the instrument, such as certain derivative instruments including interest rate caps and swaps; and Level 3, for securities that do not fall into Level 1 or Level 2 and for which little or no market data exists, therefore requiring us to develop our own assumptions.

Redeemable Noncontrolling Interest Policy

We account for the noncontrolling interests in an entity that holds a note receivable recorded in connection with the Hellweg 2 transaction as redeemable noncontrolling interests because the transaction contains put options that, if exercised, would obligate the partners to settle in cash. The partners' interests are reflected at estimated redemption value for all periods presented.

Discontinued Operations, Policy

From time to time, we decide to sell a property. We may make a decision to dispose of a property when it is vacant as a result of tenants vacating space, tenants electing not to renew their leases, tenant insolvency, or lease rejection in the bankruptcy process. In such cases, we assess whether we can obtain the highest value from the property by selling it, as opposed to re-leasing it. When it is appropriate to do so, upon the evaluation of the disposition of long-lived assets, we classify the property as an asset held for sale on our consolidated balance sheet and the current and prior period results of operations of the property are reclassified as discontinued operations.

Consolidated Statements of Cash Flows Supplemental Data (Tables)	12 Months Ended
Dec. 31, 2012
Consolidated Statements of Cash Flows Supplemental Data
Non-cash Investing activities

	Carrefour	CPA®:14
Assets Acquired at Fair Value:
Investments in real estate	$97,722	$604,093
Net investment in direct financing leases	-	161,414
Assets held for sale	-	11,202
Equity investments in real estate	-	134,609
Intangible assets	48,029	418,631
Other assets, net	154	27,264
Liabilities Assumed at Fair Value:
Non-recourse debt	(81,671)	(460,007)
Accounts payable, accrued expenses, and other liabilities	(1,193)	(9,878)
Prepaid and deferred rental income and security deposits	(96)	(49,412)
Due to affiliates	-	(2,753)
Distributions payable	-	(95,943)
Amounts attributable to noncontrolling interests	(70,066)	58,188
Net (liabilities assumed) assets acquired excluding cash	(7,121)	797,408
Fair value of common shares issued	-	(510,549)
Cash consideration	-	(444,045)
Change in interest upon acquisition of noncontrolling interest of Carrefour	-	(3,543)
Bargain purchase gain on acquisition	-	(28,709)
Cash acquired on acquisition of subsidiaries, net	$(7,121)	$(189,438)

Assets:
Net investments in properties	$36,536
Intangible assets, net	1,539
Other assets, net	49
Total	$38,124

Liabilities:
Non-recourse debt	$(38,668)
Accounts payable, accrued expenses, and other liabilities	(623)
Total	$(39,291)

Supplemental Cash Flow Information

	Years Ended December 31,
	2012	2011	2010
Interest paid, net of amounts capitalized	$104,819	$107,429	$78,462
Interest capitalized	$-	$-	$2,793
Income taxes paid	$9,741	$8,431	$4,871

Merger and UPREIT Reorganization (Tables)	12 Months Ended
Dec. 31, 2012
Merger and UPREIT Reorganization, and Proforma Financial Information
Merger and UPREIT Reorganization

	Initially	Measurement
	Reported	Period	As Revised at
	at June 30, 2011	Adjustments	December 31, 2011
Merger Consideration:
Fair value of CPA®:16 – Global shares of common stock issued	$510,549	$-	$510,549
Cash consideration	444,045	-	444,045
	954,594	-	954,594

Assets Acquired at Fair Value:
Investments in real estate	582,802	21,291	604,093
Net investment in direct financing leases	161,414	-	161,414
Assets held for sale	11,202	-	11,202
Equity investments in real estate	134,609	-	134,609
Intangible assets	419,928	(1,297)	418,631
Cash and cash equivalents	189,266	172	189,438
Other assets, net	27,577	(313)	27,264
	1,526,798	19,853	1,546,651
Liabilities Assumed at Fair Value:
Non-recourse debt	(460,271)	264	(460,007)
Accounts payable, accrued expenses, and other liabilities	(9,878)	-	(9,878)
Prepaid and deferred rental income and security deposits	(45,848)	(3,564)	(49,412)
Due to affiliates	(2,753)	-	(2,753)
Distributions payable	(95,943)	-	(95,943)
	(614,693)	(3,300)	(617,993)
Amounts attributable to noncontrolling interests	63,003	(4,815)	58,188
Net assets acquired at fair value	975,108	11,738	986,846
Change in interest upon acquisition of noncontrolling interest of Carrefour	(3,543)	-	(3,543)
Bargain purchase gain on acquisition	$(16,971)	$(11,738)	$(28,709)

Agreements and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2012
Agreements and Transactions with Related Parties
Schedule of Related Party Transactions

	Years Ended December 31,
	2012	2011	2010
Amounts Included in the Statements of Income:
Asset management fees	$18,553	$16,920	$11,750
Performance fees	-	3,921	11,750
Distributions of available cash	15,389	6,157	-
Personnel reimbursements	7,478	5,513	3,377
Office rent reimbursements	1,176	1,058	715
Issuance of Special Member Interest	-	34,300	-
	$42,596	$67,869	$27,592

Other Transaction Fees Incurred:
Current acquisition fees	$-	$147	$-
Deferred acquisition fees	-	118	-
Mortgage refinancing fees	520	639	145
	$520	$904	$145

		December 31,
		2012	2011
Unpaid Transaction Fees:
Deferred acquisition fees		$1,757	$3,391
Subordinated disposition fees		1,197	1,116
		$2,954	$4,507

Net Investments in Properties (Tables)	12 Months Ended
Dec. 31, 2012
Net Investments in Properties
Net Investments in Real Estate Properties

	December 31,
	2012	2011
Land	$470,809	$476,790
Buildings	1,772,661	1,788,786
Less: Accumulated depreciation	(242,648)	(190,316)
	$2,000,822	$2,075,260

	December 31,
	2012	2011
Land	$8,296	$8,296
Buildings	68,505	68,216
Furniture, fixtures, and equipment	8,764	8,575
Less: Accumulated depreciation	(16,007)	(12,823)
	$69,558	$72,264

Schedule of Minimum Lease Rents Receivable

Years Ending December 31,	Total
2013	$258,104
2014	257,837
2015	247,206
2016	236,121
2017	226,013
Thereafter	1,577,977
Total	$2,803,258

Finance Receivables (Tables)	12 Months Ended
Dec. 31, 2012
Finance Receivables
Capital Leases Net Investment In Direct Financing Leases

	December 31,
	2012	2011
Minimum lease payments receivable	$576,319	$611,549
Unguaranteed residual value	400,721	395,663
	977,040	1,007,212
Less: unearned income	(509,209)	(540,076)
	$467,831	$467,136

Schedule Of Future Minimum Lease Payments

Years Ending December 31,	Total
2013	$44,532
2014	45,816
2015	45,646
2016	44,305
2017	43,850
Thereafter	352,170
Total	$576,319

Schedule Of Tenant Receivables By Internal Credit Quality Rating

Internal Credit Quality Indicator		2012	2011	2012	2011
1		1	2	$43,213	$51,309
2		2	3	35,197	69,318
3		13	13	230,527	250,523
4		7	6	152,902	95,986
5	(a)	1	-	5,992	-
				$467,831	$467,136

	Number of Obligors at December 31,		Notes Receivable at December 31,
Internal Credit Quality Indicator	2012	2011	2012	2011
1	-	-	$-	$-
2	1	2	9,836	9,784
3	2	2	33,558	21,793
4	-	1	-	23,917
5	-	-	-	-
			$43,394	$55,494

Equity Investments in Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments in Real Estate
Schedule of Equity Method Investments

	Ownership Interest	Carrying Value at December 31,
Lessee	at December 31, 2012	2012	2011
True Value Company (a)	50%	$43,100	$44,887
The New York Times Company (b)	27%	34,579	32,960
U-Haul Moving Partners, Inc. and Mercury Partners, LP (a)	31%	30,932	31,886
Advanced Micro Devices, Inc. (a) (c)	67%	28,619	32,185
Schuler A.G. (a) (c) (d)	33%	21,178	20,951
Hellweg Die Profi-Baumarkte GmbH & Co. KG (Hellweg 1) (a) (d)	25%	20,837	20,460
The Upper Deck Company (a) (c) (e)	50%	7,998	9,880
Frontier Spinning Mills, Inc. (b)	40%	6,265	6,255
Del Monte Corporation (a)	50%	5,580	6,868
Police Prefecture, French Government (a) (d) (f)	50%	5,010	5,537
Actebis Peacock GmbH (b) (d)	30%	4,477	4,638
TietoEnator Plc (a) (d) (g)	40%	3,895	6,271
Barth Europa Transporte e.K/MSR Technologies GmbH (formerly Lindenmaier A.G.) (a) (d) (h)	33%	3,219	4,155
Town Sports International Holdings, Inc. (formerly LifeTime Fitness, Inc.) (a)	56%	3,203	3,485
Actuant Corporation (a) (d)	50%	2,711	2,618
Consolidated Systems, Inc. (a) (c)	40%	2,004	2,092
OBI A.G. (a) (d) (f)	25%	1,819	3,310
Thomson Broadcast, Veolia Transport, and Marchal Levage (formerly Thales S.A.) (a) (d) (i)	35%	1,606	512
Talaria Holdings, LLC (a)	27%	453	691
Pohjola Non-life Insurance Company (a) (d) (j)	40%	190	4,662
		$227,675	$244,303

Schedule Of Venture Properties Financial Information

	2012	2011
Real estate, net	$936,505	$879,158
Other assets	903,857	744,420
Total assets	1,840,362	1,623,578
Non-recourse and limited-recourse debt	(932,288)	(971,169)
Accounts payable, accrued expenses, and other liabilities	(130,857)	(89,334)
Total liabilities	(1,063,145)	(1,060,503)
Noncontrolling interests	(68,358)	(68,353)
Partners’/members’ equity	$708,859	$494,722

		Years Ended December 31,
		2012	2011	2010
Revenues		$174,159	$176,184	$142,918
Expenses		(97,830)	(99,060)	(82,338)
Impairment charges	(a)	-	-	(4,145)
(Loss) gain on extinguishment of debt	(b)	(206)	2,464	-
Net income from continuing operations		$76,123	$79,588	$56,435
Net income attributable to the equity investments	(c) (d) (e)	$76,951	$82,635	$56,435

Intangible Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets and Liabilities [Abstract]
Intangible Assets and Liabilities

	December 31,
	2012			2011
	Carrying Amount	Accumulated Amortization	Total	Carrying Amount	Accumulated Amortization	Total
Amortizable Intangible Assets
Management contract	$874	$(645)	$229	$874	$(531)	$343
Franchise agreement	2,240	(1,157)	1,083	2,240	(952)	1,288
	3,114	(1,802)	1,312	3,114	(1,483)	1,631
Lease intangibles:
In-place lease	361,242	(101,122)	260,120	366,886	(58,705)	308,181
Tenant relationship	33,615	(7,544)	26,071	33,622	(6,192)	27,430
Above-market rent	195,985	(46,688)	149,297	202,693	(25,767)	176,926
Below-market ground lease	6,752	(460)	6,292	6,611	(378)	6,233
	597,594	(155,814)	441,780	609,812	(91,042)	518,770
Total intangible assets	$600,708	$(157,616)	$443,092	$612,926	$(92,525)	$520,401

Amortizable Below-Market Rent Intangible Liabilities
Below-market rent	$(65,148)	$13,001	$(52,147)	$(65,812)	$9,400	$(56,412)
Total intangible liabilities	$(65,148)	$13,001	$(52,147)	$(65,812)	$9,400	$(56,412)

Scheduled Net Annual Amortization of Intangibles

Years Ending December 31,	Total
2013	$52,714
2014	46,762
2015	42,236
2016	38,907
2017	35,426
Thereafter	174,900
$390,945

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures
Schedule Of Other Financial Instruments In Carrying Values And Fair Values

			December 31, 2012		December 31, 2011
		Level	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse debt	(a)	3	$1,644,180	$1,656,684	$1,715,779	$1,718,375
Line of credit		3	143,000	143,000	227,000	227,000
Notes receivable	(a)	3	43,394	44,363	55,494	57,025

Schedule Of Fair Value Impairment Charges Using Unobservable Inputs Nonrecurring Basis

	Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges	Measurements	Charges
Impairment Charges From
Continuing Operations:
Net investments in properties (a)	$5,403	$4,163	$85,462	$7,515	$17,295	$2,835
Net investments in direct financing leases (a)	7,200	303	136,934	2,317	38,252	6,759
Equity investments in real estate (b)	4,587	6,879	5,685	3,833	1,226	1,046
Intangible assets	1,497	1,375	-	-	949	-
	$18,687	$12,720	$228,081	$13,665	$57,722	$10,640

Impairment Charges From
Discontinued Operations:
Net investments in properties (a)	$10,598	$6,609	$50,614	$13,341	$-	$-
Net investments in direct financing leases (a)	-	-	2,310	41	1,313	214
Intangible assets	5,027	3,608	1,555	449	-	-
	$15,625	$10,217	$54,479	$13,831	$1,313	$214

Risk Management and Use of Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Risk Management and Use of Derivative Financial Instruments
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives Designated		at December 31,		at December 31,
as Hedging Instruments	Balance Sheet Location	2012	2011	2012	2011
Foreign currency contracts	Other assets, net	$172	$1,194	$-	$-
Foreign currency contracts	Accounts payable,
	accrued expenses, and
	other liabilities	-	-	(2,361)	-
Interest rate cap	Other assets, net	36	-	-	-
Interest rate swaps	Accounts payable,
	accrued expenses, and
	other liabilities	-	-	(5,411)	(4,155)

Derivatives Not Designated
as Hedging Instruments
Embedded credit derivative	Other assets, net	-	29	-	-
Stock warrants	Other assets, net	1,161	1,161	-	-
Total derivatives		$1,369	$2,384	$(7,772)	$(4,155)

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)

	Amount of Gain (Loss) Recognized in
	Other Comprehensive Income (Loss) on Derivatives (Effective Portion)
	Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships	2012	2011	2010
Interest rate swaps	$(1,419)	$(1,028)	$(162)
Interest rate cap	(662)	-	-
Foreign currency contracts	(3,383)	1,300	99
Total	$(5,464)	$272	$(63)

		Amount of Gain (Loss) Reclassified from
		Other Comprehensive Income (Loss) into Income (Effective Portion)
		Years Ended December 31,
Derivatives in Cash Flow Hedging Relationships		2012	2011	2010
Interest rate swaps	(a)	$(1,154)	$(533)	$-
Foreign currency contracts	(b)	912	254	(62)
Total		$(242)	$(279)	$(62)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

			Amount of Gain (Loss) Recognized in
			Income on Derivatives
Derivatives Not in Cash Flow		Location of Gain (Loss)	Years Ended December 31,
Hedging Relationships		Recognized in Income	2012	2011	2010
Embedded credit derivative	(a)	Other income and (expenses)	$(28)	$(17)	$(846)
Stock warrants		Other income and (expenses)	-	(162)	108
Interest rate swaps	(b)	Other income and (expenses)	-	(1,237)	-
Total			$(28)	$(1,416)	$(738)

Schedule of Derivative Instruments

			Notional	Cap	Effective	Effective	Expiration	Fair Value at
Description		Type	Amount	Rate	Interest Rate	Date	Date	December 31, 2012
1-Month LIBOR		“Pay-fixed” swap	$3,648	N/A	6.7%	2/2008	2/2018	$(614)
1-Month LIBOR		“Pay-fixed” swap	$11,253	N/A	5.6%	3/2008	3/2018	(1,669)
1-Month LIBOR		“Pay-fixed” swap	$5,983	N/A	6.4%	7/2008	7/2018	(1,049)
1-Month LIBOR		“Pay-fixed” swap	$3,828	N/A	6.9%	3/2011	3/2021	(600)
1-Month LIBOR		“Pay-fixed” swap	$5,734	N/A	5.4%	11/2011	12/2020	(293)
1-Month LIBOR		“Pay-fixed” swap	$5,878	N/A	4.9%	12/2011	12/2021	(304)
1-Month LIBOR		“Pay-fixed” swap	$8,789	N/A	5.1%	3/2012	11/2019	(483)
3-Month Euro Interbank Offered Rate (“Euribor”)	(a)	Interest rate cap	€53,986	3.0%	N/A	4/2012	4/2017	36
1-Month LIBOR		“Pay-fixed” swap	$1,960	N/A	4.6%	5/2012	11/2017	(52)
1-Month LIBOR		“Pay-fixed” swap	$9,875	N/A	3.3%	6/2012	6/2017	(165)
1-Month LIBOR		“Pay-fixed” swap	$9,956	N/A	1.6%	9/2012	10/2020	(182)
								$(5,375)

		Ownership					Effective
		Interest at		Notional	Cap		Interest	Effective	Expiration	Fair Value at
Description		December 31, 2012	Type	Amount	Rate	Spread	Rate	Date	Date	December 31, 2012
3-Month LIBOR	(a)	25.0%	“Pay-fixed swap”	€112,454	N/A	N/A	5.0%-5.6%	7/2006-4/2008	10/2015-7/2016	$(16,601)
3-Month LIBOR		27.3%	Interest rate cap	$119,260	4%	1.2%	N/A	8/2009	8/2014	1
3-Month Euribor	(a)	35.0%	“Pay-fixed swap”	€15,970	N/A	N/A	0.9%	4/2012	7/2013	(86)
										$(16,686)

	Notional	Strike	Effective	Expiration	Fair Value at
Type	Amount	Price	Date	Date	December 31, 2012
Collars	€2,262	$1.40 - 1.42	9/2011	3/2013	$172
Forward contracts	53,550	1.28 - 1.30	5/2012	6/2013 - 6/2017	(2,300)
Forward contracts	9,800	1.35	12/2012	9/2017 - 3/2018	(61)
	€65,612				$(2,189)

Schedules of Concentration of Risk, by Risk Factor
December 31, 2012
Region:
Total U.S.	66%
Germany	16%
Other Europe	15%
Total Europe	31%
Other international	3%
Total international	34%
Total	100%

Asset Type:
Industrial	37%
Warehouse/Distribution	23%
Retail	18%
Office	14%
All other	8%
Total	100%

Tenant Industry:
Retail	26%
All other	74%
Total	100%

Tenant:
Hellweg Die Profi-Baumarkte (Germany) (Retail industry)	12%

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt
Schedule of Debt

Years Ending December 31,		Total	(a)
2013		$44,457
2014		102,569
2015	(b)	301,905
2016		246,664
2017		636,196
Thereafter through 2031		460,301
		1,792,092
Unamortized discount, net	(c)	(4,912)
Total		$1,787,180

Impairment Charges (Tables)	12 Months Ended
Dec. 31, 2012
Impairment Charges [Abstract]
Impairment Charges

		Years Ended December 31,
		2012	2011	2010
Net investments in properties	(a)	$5,538	$7,515	$2,835
Net investments in direct financing leases		303	2,317	6,759
Total impairment charges included in expenses		5,841	9,832	9,594
Equity investments in real estate	(b)	6,879	3,833	1,046
Total impairment charges included in income from continuing operations		12,720	13,665	10,640
Impairment charges included in discontinued operations		10,217	13,831	214
Total impairment charges		$22,937	$27,496	$10,854

Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity
Schedule Of Classification Of Distributions To Shareholders

	Years Ended December 31,
	2012	2011	2010
Ordinary income	$0.3168	$0.4107	$0.1320
Return of capital	0.3373	-	0.5304
Capital gains	-	0.2535	-
Total distributions	$0.6541	$0.6642	$0.6624

	Years Ended December 31,
	2012	2011
Ordinary income	$0.3382	$0.2978
Return of capital	0.1634	-
Capital gains	-	0.2197
Total distributions	$0.5016	$0.5175

Schedule of Transfers To and From Noncontrolling Interest

	Years Ended December 31,
	2012	2011	2010
Net income attributable to CPA®:16 – Global stockholders	$18,066	$9,500	$32,007
Transfer from noncontrolling interest
Increase in CPA®:16 – Global’s additional paid-in capital through the Merger	-	3,543	-
Change to net income attributable to CPA®:16 – Global stockholders and transfer from noncontrolling interest	$18,066	$13,043	$32,007

Schedule Of Accumulated Other Comprehensive Income Loss

	December 31,
	2012	2011
Unrealized gain on marketable securities	$(10)	$(53)
Foreign currency translation adjustment	(22,092)	(28,387)
Unrealized loss on derivative instrument	(10,452)	(4,601)
Unrealized loss on marketable securities attributable to noncontrolling interests	(21)	(21)
Reclassification of cumulative foreign currency translation adjustment due to Carrefour acquisition (Note 5)	5,532	5,532
Accumulated other comprehensive loss	$(27,043)	$(27,530)

Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Redeemable Noncontrolling Interest

	Years Ended December 31,
	2012	2011	2010
Beginning balance	$21,306	$21,805	$337,397
Foreign currency translation adjustment	441	(499)	(18,329)
Reduction in noncontrolling interest due to Hellweg 2 option exercise (Note 6)	-	-	(297,263)
Ending balance	$21,747	$21,306	$21,805

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes
Schedule Of Unrecognized Tax Benefits Roll Forward

	Years Ended December 31,
	2012	2011
Balance at beginning of year	$1,150	$491
Addition of CPA®:14 unrecognized tax benefit prior to Merger	-	409
Additions based on tax positions related to the current year	374	241
Additions for tax positions of prior years	-	95
Reductions for tax positions of prior years	-	(8)
Reductions for expiration of statute of limitations	(191)	(78)
Balance at end of year	$1,333	$1,150

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]

	Years Ended December 31,
	2012	2011	2010
Revenues	$8,837	$13,960	$8,635
Expenses	(12,244)	(13,369)	(7,186)
(Loss) gain on sale of real estate	(4,087)	81	-
(Loss) gain on extinguishment of debt	(356)	672	7,961
Impairment charges	(10,217)	(13,831)	(214)
(Loss) income from discontinued operations	$(18,067)	$(12,487)	$9,196

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Schedule of Segment Reporting Information, by Segment

Year Ended December 31, 2012		Domestic	Foreign	(a)	Total Company
Revenues		$211,724	$106,049		$317,773
Total long-lived assets	(b)	2,126,513	1,082,465		3,208,978

Year Ended December 31, 2011		Domestic	Foreign	(a)	Total Company
Revenues		$185,962	$118,966		$304,928
Total long-lived assets	(b)	2,275,279	1,107,162		3,382,441

Year Ended December 31, 2010		Domestic	Foreign	(a)	Total Company
Revenues		$125,432	$101,385		$226,817
Total long-lived assets	(b)	1,306,055	970,927		2,276,982

Selected Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

		Three Months Ended
		March 31, 2012		June 30, 2012	September 30, 2012	December 31, 2012
Revenues	(a)	$81,297		$80,544	$77,805	$78,127
Expenses	(a)	(42,138)		(39,491)	(41,173)	(47,277)
Net income		11,448		18,353	4,183	7,466
Less: Net income attributable to noncontrolling interests		(3,773)		(9,825)	(4,187)	(7,791)
Less: Net (income) loss attributable to redeemable
noncontrolling interests		(355)		(551)	(385)	3,483
Net income (loss) attributable to CPA®:16 – Global stockholders		7,320		7,977	(389)	3,158
Earnings per share attributable to
CPA®:16 – Global stockholders		0.03		0.04	-	0.02

Distributions declared per share		0.1670		0.1672	0.1674	0.1676

		Three Months Ended
		March 31, 2011	(b)	June 30, 2011	September 30, 2011	December 31, 2011
Revenues	(a)	$58,231		$78,655	$83,337	$84,705
Expenses	(a)	(32,346)		(82,420)	(42,712)	(50,771)
Net income (loss)		7,783		(18,324)	25,720	6,114
Less: Net income attributable to noncontrolling interests		(1,960)		(1,391)	(2,447)	(4,093)
Less: Net income attributable to redeemable
noncontrolling interests		(421)		(456)	(510)	(515)
Net income (loss) attributable to CPA®:16 – Global stockholders		5,402		(20,171)	22,763	1,506
Earnings (loss) per share attributable to
CPA®:16 – Global stockholders		0.04		(0.12)	0.11	0.02

Distributions declared per share		0.1656		0.1656	0.1662	0.1668

Pro Forma Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Merger and UPREIT Reorganization, and Proforma Financial Information
Pro Forma Financial Information Disclosure

		Years Ended December 31,
		2011	2010
Pro forma total revenues	(a)	$340,781	$344,953

Pro forma income from continuing operations		58,233	82,019
Less: Income from continuing operations attributable to noncontrolling interests		(14,301)	(23,856)
Pro forma income from continuing operations attributable to CPA®:16 – Global stockholders	(b)	$43,932	$58,163
Pro forma earnings per share:	(c)
Income from continuing operations attributable to CPA®:16 – Global stockholders		$0.22	$0.29

Schedule III - Real Estate and Accumulated Depreciation (Tables)	12 Months Ended
Dec. 31, 2012
Real Estate And Accumulated Depreciation
Real Estate and Accumulated Depreciation - Operating Leases
Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is Computed
Real Estate Under Operating Leases:
Industrial, warehouse/distribution, and office facilities in Englewood, CA and industrial facility in Chandler, AZ	$6,774	$3,380	$8,885	$-	$3	$3,380	$8,888	$12,268	$1,898	Jun. 2004	40 yrs.
Industrial and office facilities in Hampton, NH	12,558	9,800	19,960	-	(14,952)	4,454	10,354	14,808	3,199	Jul. 2004	40 yrs.
Land in Alberta, Calgary, Canada	1,396	2,247	-	-	699	2,946	-	2,946	-	Aug. 2004	N/A
Office facility in Tinton Falls, NJ	8,030	1,700	12,934	-	-	1,700	12,934	14,634	2,681	Sep. 2004	40 yrs.
Industrial facility in The Woodlands, TX	22,838	6,280	3,551	27,331	-	6,280	30,882	37,162	5,637	Sep. 2004	40 yrs.
Office facility in Southfield, MI	7,508	1,750	14,384	-	-	1,750	14,384	16,134	2,862	Jan. 2005	40 yrs.
Industrial facility in Cynthiana, KY	3,414	760	6,885	524	2	760	7,411	8,171	1,428	Jan. 2005	40 yrs.
Industrial facility in Buffalo Grove, IL	8,146	2,120	12,468	-	-	2,120	12,468	14,588	2,480	Jan. 2005	40 yrs.
Office and industrial facilities in Lumlukka, Thailand and warehouse/distribution and office facilities in Udom Soayudh Road, Thailand	15,471	8,942	10,547	6,174	6,553	11,150	21,066	32,216	4,036	Jan. 2005	40 yrs.
Industrial facility in Allen, TX and office facility in Sunnyvale, CA	12,778	10,960	9,933	-	-	10,960	9,933	20,893	1,956	Feb. 2005	40 yrs.
Industrial facilities in Sandersville, GA; Erwin, TN; and Gainsville, TX	2,859	1,190	5,961	-	(1,376)	570	5,205	5,775	1,025	Feb. 2005	40 yrs.
Office facility in Piscataway, NJ	72,131	19,000	70,490	-	(308)	18,692	70,490	89,182	13,730	Mar. 2005	40 yrs.
Land in Stuart, FL; Trenton and Southwest Harbor, ME; and Portsmouth, RI	9,351	20,130	-	-	(2,835)	17,295	-	17,295	-	May 2005	N/A
Industrial facilities in Peru, IL; Huber Heights, Lima, and Sheffield, OH; and Lebanon, TN; and an office facility in Lima, OH	15,525	1,720	23,439	-	-	1,720	23,439	25,159	4,468	May 2005	40 yrs.
Industrial facility in Cambridge, Canada	6,242	800	8,158	-	2,309	1,017	10,250	11,267	1,953	May 2005	40 yrs.
Education facility in Nashville, TN	5,839	200	8,485	140	-	200	8,625	8,825	1,613	Jun. 2005	40 yrs.
Industrial facility in Ramos Arizpe, Mexico	-	390	3,227	6	2	390	3,235	3,625	603	Jul. 2005	40 yrs.
Warehouse/distribution facility in Norwich, CT	12,991	1,400	6,698	28,357	2	2,600	33,857	36,457	5,797	Aug. 2005	40 yrs.
Industrial facility in Glasgow, Scotland	6,191	1,264	7,885	-	(5,135)	490	3,524	4,014	976	Aug. 2005	40 yrs.
Industrial facility in Aurora, CO	3,091	460	4,314	-	(728)	460	3,586	4,046	654	Sep. 2005	40 yrs.
Warehouse/distribution facility in Kotka, Finland	6,325	-	12,266	-	1,122	-	13,388	13,388	3,176	Oct. 2005	29 yrs.
Warehouse/distribution facility in Plainfield, IN	21,150	1,600	8,638	18,185	-	4,200	24,223	28,423	3,870	Nov. 2005	40 yrs.
Residential facility in Blairsville, PA (d)	14,417	648	2,896	23,295	-	1,046	25,793	26,839	3,620	Dec. 2005	40 yrs.
Residential facility in Laramie, WY (d)	16,575	1,650	1,601	21,450	-	1,650	23,051	24,701	3,308	Jan. 2006	40 yrs.
Warehouse/distribution and industrial facilities in Houston, Weimar, Conroe, and Odessa, TX	7,232	2,457	9,958	-	190	2,457	10,148	12,605	2,507	Mar. 2006	20 - 30 yrs.
Office facility in Greenville, SC	9,535	925	11,095	-	57	925	11,152	12,077	2,282	Mar. 2006	33 yrs.
Retail facilities in Maplewood, Creekskill, Morristown, Summit, and Livingston, NJ	32,621	10,750	32,292	-	98	10,750	32,390	43,140	6,051	Apr. 2006	35 - 39 yrs.
Warehouse/distribution facilities in Alameda, CA and Ringwood, NJ	5,539	1,900	5,882	-	(3,351)	1,090	3,341	4,431	956	Jun. 2006	40 yrs.
Industrial facility in Amherst, NY	9,302	500	14,651	-	-	500	14,651	15,151	3,134	Aug. 2006	30 yrs.
Industrial facility in Shah Alam, Malaysia	7,920	-	3,927	3,496	712	-	8,135	8,135	939	Sep. 2006	35 yrs.
Warehouse/distribution facility in Spanish Fork, UT	7,945	1,100	9,448	-	-	1,100	9,448	10,548	1,457	Oct. 2006	40 yrs.
Industrial facilities in Georgetown, TX and Woodland, WA	3,359	800	4,368	3,693	2,570	1,737	9,694	11,431	1,130	Oct. 2006	40 yrs.
Office facility in Washington, MI	28,755	7,500	38,094	-	-	7,500	38,094	45,594	5,794	Nov. 2006	40 yrs.
Office and industrial facilities in St. Ingbert and Puttlingen, Germany	9,027	1,248	10,921	-	(6,806)	475	4,888	5,363	1,012	Dec. 2006	40 yrs.
Warehouse/distribution facilities in Flora, MS and Muskogee, OK	3,645	335	5,816	-	-	335	5,816	6,151	885	Dec. 2006	40 yrs.
Various transportation and warehouse facilities throughout France	28,086	4,341	6,254	4,521	22,805	29,663	8,258	37,921	1,646	Dec. 2006, Mar. 2007	30 yrs.
Industrial facility in Fort Collins, CO	8,087	1,660	9,464	-	-	1,660	9,464	11,124	1,420	Dec. 2006	40 yrs.
Industrial facility in St. Charles, MO	13,075	2,300	15,433	-	-	2,300	15,433	17,733	2,315	Dec. 2006	40 yrs.
Industrial facilities in Salt Lake City, UT	5,047	2,575	5,683	-	-	2,575	5,683	8,258	887	Dec. 2006	38 - 40 yrs.
Warehouse/distribution facilities in Atlanta, Doraville, and Rockmart, GA	56,414	10,060	72,000	6,816	-	10,060	78,816	88,876	12,440	Feb. 2007	30 - 40 yrs.
Industrial facility in Tuusula, Finland	15,010	1,000	16,779	8	(127)	991	16,669	17,660	2,956	Mar. 2007	32 yrs.
36 retail facilities throughout Germany	355,014	83,345	313,770	30,459	(10,587)	82,626	334,361	416,987	52,674	Apr. 2007	30 - 40 yrs.
Industrial facility in Nashville, TN	-	1,872	14,665	-	(7,886)	1,320	7,331	8,651	1,440	Jun. 2007, Jul. 2007	28 - 35 yrs.
Industrial facility in Sacramento, CA	29,653	-	42,478	3	-	-	42,481	42,481	5,752	Jul. 2007	40 yrs.
Industrial facility in Guelph, Canada	6,277	4,592	3,657	-	(4,368)	2,006	1,875	3,881	254	Jul. 2007	40 yrs.
Retail facilities in Wichita, KS and Oklahoma City, OK and warehouse/distribution facility in Wichita, KS	7,493	2,090	9,128	8	-	2,090	9,136	11,226	1,649	Jul. 2007	30 yrs.
Industrial facility in Beaverton, MI	1,968	70	3,608	-	16	70	3,624	3,694	635	Oct. 2007	30 yrs.
Industrial facilities in Evansville, IN; Lawrence, KS; and Baltimore, MD	27,352	4,890	78,288	-	(120)	4,770	78,288	83,058	13,048	Dec. 2007	30 yrs.
Warehouse/distribution facility in Suwanee, GA	15,957	1,950	20,975	-	-	1,950	20,975	22,925	2,622	Dec. 2007	40 yrs.
Industrial facilities in Colton, CA; Bonner Springs, KS; and Dallas, TX and land in Eagan, MN	22,708	10,430	32,063	-	(764)	10,430	31,299	41,729	4,180	Mar. 2008	30 - 40 yrs.
Industrial facility in Ylamylly, Finland	9,018	58	14,220	1,519	(2,176)	49	13,572	13,621	1,472	Apr. 2008	40 yrs.
Industrial facility in Nurieux-Volognat, France	-	1,478	15,528	-	(6,453)	1,256	9,297	10,553	1,101	Jun. 2008	38 yrs.
Industrial facility in Windsor, CT	-	425	1,160	-	(188)	425	972	1,397	112	Jun. 2008	39 yrs.
Office and industrial facilities in Wolfach, Bunde, and Dransfeld, Germany	-	2,554	13,492	-	(6,260)	2,166	7,620	9,786	1,143	Jun. 2008	30 yrs.
Warehouse/distribution facilities in Gyal and Herceghalom, Hungary	43,472	12,802	68,993	-	(4,968)	11,916	64,911	76,827	8,903	Jul. 2009	25 yrs.
Hospitality facility in Miami Beach, FL	-	6,400	42,156	35,441	-	6,400	77,597	83,997	4,365	Sep. 2009	40 yrs.
Sports facilities in Salt Lake City, UT and St. Charles, MO	3,275	3,789	2,226	-	-	3,789	2,226	6,015	128	May 2011	40 yrs.
Fitness and recreational facility in Houston, TX	3,859	1,397	1,596	-	-	1,397	1,596	2,993	105	May 2011	29.7 yrs.
Land in Scottsdale, AZ	6,676	10,731	-	-	-	10,731	-	10,731	-	May 2011	N/A
Warehouse/distribution facility in Burlington, NJ	8,280	4,281	18,565	-	(16,105)	951	5,790	6,741	342	May 2011	40 yrs.
Industrial facility in Albuquerque, NM	4,773	1,762	3,270	-	-	1,763	3,269	5,032	185	May 2011	40 yrs.
Warehouse/distribution facilities in Champlin, MN; Robbinsville, NJ; Radford, VA; and North Salt Lake City, UT	6,411	6,020	18,121	-	(3,191)	5,571	15,379	20,950	882	May 2011	40 yrs.
Industrial facilities in Welcome, NC; Murrysville, PA; and Wylie, TX	-	5,010	14,807	-	-	5,010	14,807	19,817	815	May 2011	40 yrs.
Warehouse/distribution facility in Rock Island, IL	-	2,171	3,421	-	-	2,171	3,421	5,592	192	May 2011	40 yrs.
Retail facility in Torrance, CA	22,760	4,321	13,405	-	-	4,321	13,405	17,726	820	May 2011	40 yrs.
Office facility in Houston, TX	4,158	1,606	3,380	-	-	1,606	3,380	4,986	190	May 2011	40 yrs.
Industrial facility in Doncaster, United Kingdom	5,048	1,831	1,485	-	(153)	1,771	1,392	3,163	119	May 2011	21.7 yrs.
Retail and warehouse/distribution facilities in Johnstown and Whitehall, PA	4,721	5,296	11,723	-	-	5,296	11,723	17,019	754	May 2011	30.3 yrs.
Retail and warehouse/distribution facilities in York, PA	9,811	3,153	12,743	-	-	3,153	12,743	15,896	687	May 2011	40 yrs.
Industrial facility in Pittsburgh, PA	-	717	9,254	-	-	717	9,254	9,971	559	May 2011	40 yrs.
Warehouse/distribution facilities in Harrisburg, NC; Atlanta, GA; Cincinnati, OH; and Elkwood, VA	-	5,015	9,542	-	-	5,015	9,542	14,557	531	May 2011	40 yrs.
Warehouse/distribution facilities in Boe, Carpiquet, Mans, Vendin Le Vieil, Lieusaint, Lagnieu, Luneville, and St. Germain de Puy, France	71,359	16,575	81,145	127	(7,992)	14,179	75,676	89,855	5,041	May 2011	40 yrs.
Educational facilities in Chandler, AZ; Fleming Island, FL; Ackworth, GA; Hauppauge and Patchogue, NY; Sugar Land, TX; Hampton, VA; and Silverdale, WA	-	3,827	5,044	-	(698)	3,399	4,774	8,173	334	May 2011	29.6 yrs.
Land in Midlothian, VA	1,631	2,709	-	-	-	2,709	-	2,709	-	May 2011	N/A
Retail facilities Fairfax, VA and Lombard, IL	11,251	5,650	19,711	-	-	5,650	19,711	25,361	1,126	May 2011	33.6 yrs.
Retail facilities in Kennesaw, GA and Leawood, KS	14,758	4,420	18,899	-	-	4,420	18,899	23,319	1,080	May 2011	40 yrs.
Retail facility in South Tulsa, OK	4,735	2,282	2,471	-	-	2,282	2,471	4,753	161	May 2011	30 yrs.
Industrial facilities in South Windsor, CT	-	5,802	7,580	-	(3,333)	5,170	4,879	10,049	269	May 2011	N/A
Industrial and office facilities in Elgin, IL; Bozeman, MT; and Nashville, TN	9,561	5,029	6,982	-	-	5,029	6,982	12,011	390	May 2011	40 yrs.
Warehouse/distribution facilities in Lincolnton, NC and Mauldin, SC	10,864	3,304	5,935	-	(1,970)	2,350	4,919	7,269	265	May 2011	40 yrs.
Warehouse/distribution facilities in Valdosta, GA and Johnson City, TN	9,494	3,112	8,451	-	-	3,112	8,451	11,563	479	May 2011	40 yrs.
Industrial and warehouse/distribution facilities in Westfield, MA	-	2,048	9,756	-	-	2,048	9,756	11,804	537	May 2011	34.7 yrs.
Warehouse/distribution and office facilities in Davenport, IA and Bloomington, MN	-	4,060	8,258	-	-	4,061	8,257	12,318	442	May 2011	40 yrs.
Industrial facility in Gorinchem, Netherlands	5,050	5,518	1,617	-	(907)	4,924	1,304	6,228	52	May 2011	40 yrs.
Educational facilities in Union, NJ; Allentown and Philadelphia, PA; and Grand Prairie, TX	-	3,960	5,055	-	-	3,960	5,055	9,015	275	May 2011	40 yrs.
Industrial facility in Salisbury, NC	6,892	3,723	4,053	-	-	3,723	4,053	7,776	221	May 2011	40 yrs.
Industrial facility in San Clemente, CA	-	3,199	7,694	-	-	3,199	7,694	10,893	452	May 2011	40 yrs.
Industrial and office facilities in Plymouth, MI and Twinsburg, OH	-	3,345	10,370	-	(1,259)	3,012	9,444	12,456	539	May 2011	40 yrs.
Office facilities in Lindon, UT	-	1,441	3,116	-	-	1,441	3,116	4,557	177	May 2011	40 yrs.
Office facility in Lafayette, LA	1,960	874	1,137	-	-	874	1,137	2,011	63	May 2011	40 yrs.
Industrial facility in Richmond, MO	5,734	1,977	2,107	-	-	1,977	2,107	4,084	115	May 2011	34.8 yrs.
Warehouse/distribution facility in Dallas, TX	6,578	665	3,587	-	-	665	3,587	4,252	226	May 2011	30.8 yrs.
Office facility in Turku, Finland	35,289	1,950	31,151	-	(3,581)	1,740	27,780	29,520	1,378	May 2011	40 yrs.
Industrial, warehouse/distribution, and office facilities in Waterloo, WI	-	3,852	3,384	-	-	3,852	3,384	7,236	354	May 2011	20.3 yrs.
Retail facilities in several cities in the following states: Arizona, California, Florida, Illinois, Massachusetts, Maryland, Michigan, and Texas	19,585	3,671	9,056	-	-	3,671	9,056	12,727	494	May 2011	40 yrs.
Warehouse/distribution, office, and industrial facilities in Perris, CA; Eugene, OR; West Jordan, UT; and Tacoma, WA	-	4,374	5,049	-	-	4,375	5,048	9,423	272	May 2011	40 yrs.
Industrial facility in Carlsbad, CA	-	1,233	2,714	1,064	-	1,233	3,778	5,011	280	May 2011	30.8 yrs.
Multiplex motion picture theaters in Port St. Lucie and Pensacola, FL	7,282	4,837	4,493	-	-	4,837	4,493	9,330	248	May 2011	40 yrs.
Theater in Hickory Creek, TX	-	1,923	4,045	-	-	1,923	4,045	5,968	228	May 2011	34 yrs.
Industrial facilities in Fort Dodge, IN and Oconomowoc, WI	9,859	2,002	6,056	-	-	2,002	6,056	8,058	529	May 2011	23.5 yrs.
Industrial facility in Mesa, AZ	5,863	3,236	2,681	-	-	3,236	2,681	5,917	149	May 2011	34.5 yrs.
Industrial facility in North Amityville, NY	8,789	3,657	6,153	-	-	3,657	6,153	9,810	356	May 2011	40 yrs.
Warehouse/distribution facilities in Greenville, SC	-	1,413	6,356	-	-	1,413	6,356	7,769	452	May 2011	27.8 yrs.
Industrial facilities in Clinton Township, MI and Upper Sandusky, OH	8,362	2,575	7,507	-	(969)	2,382	6,731	9,113	379	May 2011	40 yrs.
Land in Elk Grove Village, IL	1,060	1,911	-	-	-	1,911	-	1,911	-	May 2011	N/A
Office facility in Houston, TX	-	1,115	5,837	-	-	1,115	5,837	6,952	331	May 2011	40 yrs.
Industrial facility in Shelburne, VT	-	1,087	1,626	-	-	1,088	1,625	2,713	104	May 2011	30.6 yrs.
Industrial facilities in City of Industry, CA; Florence, KY; Chelmsford, MA; and Lancaster, TX	-	3,743	7,468	-	(671)	3,506	7,034	10,540	410	May 2011	7 - 40 yrs.
	$1,396,839	$463,997	$1,649,933	$212,617	$(83,077)	$470,809	$1,772,661	$2,243,470	$242,648

Real Estate and Accumulated Depreciation - DFL
Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investment(b)	Gross Amount at which Carried at Close of Period Total	Date Acquired
Direct Financing Method:
Office and industrial facilities in Leeds, United Kingdom	$14,553	$6,908	$21,012	$-	$(1,482)	$26,438	May 2004
Industrial facility in Alberta, Calgary, Canada	2,133	-	3,468	41	993	4,502	Aug. 2004
Industrial facilities in Kearney, MO; Fair Bluff, NC; York, NE; Walbridge, OH; Middlesex Township, PA; Rocky Mount, VA; and Martinsburg, WV; and a warehouse/distribution facility in Fair Bluff, NC	13,031	2,980	29,191	-	(1,488)	30,683	Aug. 2004
Retail facilities in Vantaa, Finland and Linkoping, Sweden	16,015	4,279	26,628	50	(3,409)	27,548	Dec. 2004
Industrial and office facilities in Stuart, FL and industrial facilities in Trenton and Southwest Harbor, ME and Portsmouth, RI	17,520	-	38,189	-	(5,784)	32,405	May 2005
Warehouse/distribution and office facilities in Newbridge, United Kingdom	14,104	3,602	21,641	3	(3,237)	22,009	Dec. 2005
Office facility in Marktheidenfeld, Germany	14,209	1,534	22,809	-	(1,439)	22,904	May 2006
Retail facilities in Socorro, El Paso and Fabens, TX	13,464	3,890	19,603	31	(2,133)	21,391	Jul. 2006
Various transportation and warehouse facilities in France	20,275	23,524	33,889	6,814	(38,040)	26,187	Dec. 2006
Industrial facility in Bad Hersfeld, Germany	24,355	13,291	26,417	68	(3,481)	36,295	Dec. 2006
Retail facility in Gronau, Germany	3,961	414	3,789	-	(134)	4,069	Apr. 2007
Industrial facility in St. Ingbert, Germany	-	1,610	29,466	-	(3,658)	27,418	Aug. 2007
Industrial facility in Mt. Carmel, IL	2,285	56	3,528	-	(32)	3,552	Oct. 2007
Industrial facility in Elma, WA	3,655	1,300	5,261	-	(569)	5,992	Feb. 2008
Industrial facility in Eagan, MN	4,626	-	8,267	-	(618)	7,649	Mar. 2008
Industrial facility in Monheim, Germany	-	2,210	10,654	-	(3,188)	9,676	Jun. 2008
Office facility in Scottsdale, AZ	26,885	-	43,779	-	(566)	43,213	May 2011
Industrial facility in Dallas, TX	-	2,160	10,770	-	(27)	12,903	May 2011
Industrial and manufacturing facilities in Old Fort and Albemarie, NC; Holmesville, OH and Springfield, TN	9,875	6,801	21,559	-	(169)	28,191	May 2011
Multiplex theater facility in Midlothian, VA	9,123	-	15,781	-	(630)	15,151	May 2011
Educational facility in Mooresville, NC	4,416	1,913	15,997	-	(469)	17,441	May 2011
Multiplex motion picture theater in Pensacola, FL	7,286	-	12,551	-	-	12,551	May 2011
Industrial facility in Ashburn Junction, VA	-	2,965	18,475	-	(215)	21,225	May 2011
Warehouse/distribution facility in Elk Grove Village, IL	4,679	-	8,660	-	(222)	8,438	May 2011
	$226,450	$79,437	$451,384	$7,007	$(69,997)	$467,831

Real Estate and Accumulated Depreciation - Operating Real Estate
Description	Encumbrances	Initial Cost to Company - Land	Initial Cost to Company - Buildings	Initial Cost to Company - Personal Property	Costs Capitalized Subsequent to Acquisition (a)	Increase (Decrease) in Net Investments (b)	Gross Amount at which Carried at Close of Period (c) - Land	Gross Amount at which Carried at Close of Period (c) - Buildings	Gross Amount at which Carried at Close of Period (c) - Personal Property	Gross Amount at which Carried at Close of Period (c) - Total	Accumulated Depreciation (c)	Date Acquired	Life on which Depreciation in Latest Statement of Income is computed
Operating Real Estate:
Hotel in Bloomington, MN	$19,610	$3,976	$7,492	$-	$35,904	$-	$3,976	$38,456	$4,940	$47,372	$8,335	Sep. 2006	40 yrs.
Hotel in Memphis, TN	27,362	4,320	29,929	3,635	3,424	(3,115)	4,320	30,049	3,824	38,193	7,672	Sep. 2007	30 yrs.
	$46,972	$8,296	$37,421	$3,635	$39,328	$(3,115)	$8,296	$68,505	$8,764	$85,565	$16,007

Schedule III Footnote - Real Estate
	Reconciliation of Real Estate Subject to
	Operating Leases
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$2,265,576	$1,730,421	$1,696,872
Additions	2,647	647,129	6,432
Reclassification from real estate under construction	-	-	82,513
Reclassification from other assets	-	-	6
Deconsolidation of real estate asset	-	(40,153)	(7,271)
Reclassification to assets held for sale	(6,563)	(2,903)	(398)
Impairment charges	(10,772)	(19,748)	(2,835)
Dispositions	(23,255)	(24,751)	(4,021)
Foreign currency translation adjustment	15,837	(24,419)	(40,877)
Balance at close of year	$2,243,470	$2,265,576	$1,730,421

Schedule III Footnote - Accumulated Depreciation
	Reconciliation of Accumulated Depreciation for
	Real Estate Subject to Operating Leases
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$190,316	$145,957	$112,385
Depreciation expense	52,054	51,376	37,555
Dispositions	(1,384)	(570)	(369)
Deconsolidation of real estate asset	-	(3,617)	(1,373)
Reclassification to assets held for sale	(145)	(52)	(129)
Foreign currency translation adjustment	1,807	(2,778)	(2,112)
Balance at close of year	$242,648	$190,316	$145,957

Schedule III Footnote - Operating Real Estate
	Reconciliation of Operating Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$85,087	$84,772	$83,718
Additions	478	315	1,054
Balance at close of year	$85,565	$85,087	$84,772

Schedule III Footnote - Operating Real Estate Accumulated Depreciation
	Reconciliation of Accumulated Depreciation for
	Operating Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$12,823	$9,623	$6,448
Depreciation expense	3,184	3,200	3,175
Balance at close of year	$16,007	$12,823	$9,623

Schedule IV-Mortgage Loans on Real Estate (Tables)	12 Months Ended
Dec. 31, 2012
Mortgage Loans On Real Estate [Abstract]
Schedule IV - Mortgage Loans on Real Estate
		Final	Face	Carrying
	Interest	Maturity	Amount of	Amount of
Description	Rate	Date	Mortgage	Mortgage
Note receivable issued to venture partner - Hellweg 2 transaction (a)	8.0%	Apr. 2017	$311,150	$21,747
Note receivable related to installment sale - PRG transaction (b)	7.9%	Mar. 2029	11,811	11,811
Construction line of credit provided to Ryder Properties, LLC	6.3%	Feb. 2015	9,504	9,836
			$332,465	$43,394

Schedule IV - Mortgage Loans on Real Estate Rollforward
	Reconciliation of Mortgage Loans on Real Estate
	Years Ended December 31,
	2012	2011	2010
Balance at beginning of year	$55,494	$55,504	$362,707
Additions	11,811	700	8,349
Accretion of principal	53	49	40
Reduction in Hellweg 2 note receivable due to put option exercise (a)	-	-	(297,263)
Repayments	(24,405)	(260)	-
Foreign currency translation adjustment	441	(499)	(18,329)
Balance at close of year	$43,394	$55,494	$55,504

Consolidated Statements of Cash Flows Supplemental Data (Narratives) (Details) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011 property	Jun. 30, 2011	Mar. 31, 2011
Non cash investing activities
Noncash Acquisition Number Of Properties	10
Noncash Acquisition Fair Value Of Subsidiary			$ 75.5
Ownership Interest In Entity Post Noncash Acquisition		3.00%
Ownership Interest In Entity Acquired During Merger		97.00%
Outstanding Shares Acquired During Merger From Noncash Acquisition Entity		57,365,145

Consolidated Statements of Cash Flows Supplemental Data (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Carrefour [Member]	Mar. 31, 2011 Cpa 14 Assets [Member]	Dec. 31, 2011 Cpa 14 Assets [Member]
Noncash or Part Noncash Acquisition, Value of Assets Acquired
Investments in real estate				$ 97,722	$ 604,093
Net investment in direct financing leases					161,414
Assets held for sale					11,202
Equity investments in real estate					134,609
Intangible assets				48,029	418,631
Other assets, net				154	27,264
Noncash or Part Noncash Acquisition, Value of Liabilities Assumed
Non-recourse debt				(81,671)	(460,007)
Accounts payable, accrued expenses and other liabilities				(1,193)	(9,878)
Prepaid and deferred rental income and security deposits				(96)	(49,412)
Due to affiliates					(2,753)
Distributions payable					(95,943)
Amounts attributable to noncontrolling interests				(70,066)	58,188
Net (liabilities assumed) assets acquired excluding cash				(7,121)	797,408
Fair value of common shares issued					(510,549)
Cash consideration					(444,045)
Change in interest upon acquistion of noncontrolling interest of Carrefour					(3,543)
Gain on bargain purchase	(1,617)	(28,709)	0		(28,709)	(28,709)
Cash acquired on acquisition of subsidiaries, net				$ (7,121)	$ (189,438)

Consolidated Statements of Cash Flows Supplemental Data (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Net investments in properties	$ 2,070,380	$ 2,147,524
Intangible assets, net	443,092	520,401
Other assets	64,741	74,268
Assets	3,406,792	3,644,934
Liabilities:
Accounts payable, accrued expenses, and other liabilities	(40,931)	(44,901)
Total	(1,961,685)	(2,122,345)
Aluminum Corp [Member]
Assets:
Net investments in properties		36,536
Intangible assets, net		1,539
Other assets		49
Assets		38,124
Liabilities:
Non recourse debt		(38,668)
Accounts payable, accrued expenses, and other liabilities		(623)
Total		$ (39,291)

Consolidated Statements of Cash Flows Supplemental Data (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Supplemental Cash Flow Elements
Interest paid, net of amounts capitalized	$ 104,819	$ 107,429	$ 78,462
Interest capitalized			2,793
Income taxes paid	$ 9,741	$ 8,431	$ 4,871

Business and Organization (Narratives) (Details)	12 Months Ended
Dec. 31, 2012 sqft property tenant
Business and Basis of Presentation
Number of tenants	144
Occupancy rate	96.90%
Percentage of general and limited partnership interest	99.99%
Special member interest	0.02%
Business Disclosures Other
Number of real estate properties	498
Area of real estate property	47,000,000
Hotel [Member]
Business Disclosures Other
Number of real estate properties	2
Area of real estate property	200,000

Summary of Significant Accounting Policies (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Prior Period Adjustment
Prior period reclassification adjustment	$ 2.6	$ 2.2
Accounting changes

Out-of-Period Adjustments

During 2012, we identified errors in the consolidated financial statements related to prior years. The errors were primarily attributable to the misapplication of guidance in accounting for and clerical errors related to the Hellweg 2 investment and lease intangibles. We concluded that these adjustments were not material, individually or in the aggregate, to our results for this or any of the prior periods and, as such, we recorded an out-of-period adjustment to increase our income from operations by $2.6 million.

During the second quarter of 2011, we identified an error in the consolidated financial statements related to the year 2010 through the first quarter of 2011. The error relates to the recognition of lease revenues in connection with an operating lease in 2010 and the first quarter of 2011. We concluded this adjustment, which totaled $2.2 million, was not material to our results for the prior year periods or the quarter ended June 30, 2011, and as such, this cumulative change was recorded in the statement of operations in the second quarter of 2011 as an out-of-period adjustment of $2.2 million.

Merger and UPREIT Reorganization (Narratives) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended			9 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011 Variable Interest Rate [Member]	Jun. 30, 2011 Wp Carey [Member]	Jun. 30, 2011 Cpa 14 Assets [Member] property	Mar. 31, 2011 Cpa 14 Assets [Member]	Sep. 30, 2011 Cpa 14 Assets [Member]	Dec. 31, 2011 Cpa 14 Assets [Member]	Jun. 30, 2011 Cpa 14 Assets [Member] Variable Interest Rate [Member]	Jun. 30, 2011 Cpa 14 Assets [Member] Fixed Interest Rate [Member]
Merger and UPREIT Reorganization, and Proforma Financial Information
Cash consideration													$ 444,045,000
Shares received in merger		48,076,723
Long-term line of credit						302,000,000
Increase in net asset value			$ 8.9
Bargain purchase gain on acquisition	1,600,000				1,617,000	28,709,000	0				28,709,000		28,709,000
Non cash advisory fees		34,300,000
Business Acquisition [Line Items]
Total per share consideration										$ 10.5
Special per share cash distribution										$ 1
Net asset value				$ 8.8						$ 11.9
Special per share cash distribution, value										90,400,000
Shares issued to Affiliates, Value					11,720,000	137,768,000	11,753,000		121,000,000
Shares Issued To Affiliates, Shares									137,500,000
Number of real estate properties					498					177
Remaining useful life of leases acquired										8.3
Minimum lease payments receivable					576,319,000	611,549,000				149,800,000
Non-recourse debt								38,100,000					460,007,000		421,900,000
Weighted average interest rate														6.80%	6.10%
Merger related cost						13,600,000
Revenue attributable acquired entity												55,600,000
Income from operations attributable to aquired entity												$ 5,300,000

Merger and UPREIT Reorganization (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Cpa 14 Assets [Member]	Dec. 31, 2011 Cpa 14 Assets [Member]	Jun. 30, 2011 Previously Reported Cpa 14 Assets [Member]	Dec. 31, 2011 Measurment Period Adjustment Cpa 14 Assets [Member]
Merger Consideration:
Fair value of CPA:16- Global common shares issued						$ 510,549	$ 510,549
Cash consideration						444,045	444,045
Merger consideration						954,594	954,594
Assets acquired at fair value:
Investment in real estate						604,093	582,802	21,291
Net investment in direct financing lease						161,414	161,414
Asset held for sale						11,202	11,202
Equity investments in real estate						134,609	134,609
Intangible assets						418,631	419,928	(1,297)
Cash and cash equivalents						189,438	189,266	172
Other assets, net						27,264	27,577	(313)
Total assets acquired						1,546,651	1,526,798	19,853
Liabilities assumed at fair value:
Non-recourse debt						(460,007)	(460,271)	264
Accounts payable, accrued expenses and other liabilities						(9,878)	(9,878)
Prepaid and deferred rental income and security deposits		(93,208)	(91,498)			(49,412)	(45,848)	(3,564)
Due to affiliates						(2,753)	(2,753)
Distributions payable						(95,943)	(95,943)
Total liabilities assumed						(617,993)	(614,693)	(3,300)
Amount attributable to noncontrolling interest						58,188	63,003	(4,815)
Net assets acquired at fair value						986,846	975,108	11,738
Change in interest upon the acquisition of noncontrolling interest of Carrefour						(3,543)	(3,543)
Gain on bargain purchase	$ (1,600)	$ (1,617)	$ (28,709)	$ 0	$ (28,709)	$ (28,709)	$ (16,971)	$ (11,738)

Agreements and Transactions with Related Parties (Narratives) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2011 Pre Merger 2011 [Member]	Dec. 31, 2012 Advisor [Member]
Summary of Fees Paid and Expensed to Advisor
Percentage of real estate assets management fee paid to advisor post merger	0.50%
Footnote Details
Common stock shares outstanding					37,129,851
Percentage of common stock owned					18.30%
Percentage of asset management fees paid in cash	50.00%
Percentage of asset management fees paid in stock	50.00%
Percentage of performance fees paid in stock				80.00%
Percentage of performance fees paid in cash				20.00%
Special member interest	0.02%
Ownership interest in joint ventures		25.00%	90.00%

Agreements and Transactions with Related Parties (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts included in operating expenses:
Asset management fees	$ 18,553	$ 16,920	$ 11,750
Performance fees	0	3,921	11,750
Distribution of available cash	15,389	6,157	0
Personnel reimbursements	7,478	5,513	3,377
Office rent reimbursements	1,176	1,058	715
Issuance of Special Member Interest	0	34,300	0
Total amounts included in operating expenses	42,596	67,869	27,592
Transaction fees incurred
Current acquisition fees	0	147	0
Deferred acquisition fees	0	118	0
Mortgage refinancing fees	520	639	145
Total transaction fees incurred	520	904	145
Unpaid transaction fees:
Deferred acquistion fees	1,757	3,391
Subordinated disposition fees	1,197	1,116
Unpaid transaction fees	$ 2,954	$ 4,507

Net Investments in Properties (Narratives) (Details) (USD $)	3 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Real Estate [Member]	Sep. 30, 2012 Cpa 14 Assets [Member]	Jun. 30, 2011 Cpa 14 Assets [Member]	Dec. 31, 2011 Petsmart [Member]
Real Estate Investment Property, at Cost
Bargain purchase gain on acquisition	$ 1,600,000	$ 1,617,000	$ 28,709,000	$ 0		$ 1,600,000	$ 17,000,000	$ 11,700,000
Foreign currency translation adjustments		7,905,000	(18,873,000)	(34,540,000)	15,800,000
Foreign currency exchange rate translation		$ 1.3218	$ 1.295
Change in euro dollar currency exchange rate percent		2.10%

Net Investments in Properties (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate Investment Property, at Cost
Less: Accumlated depreciation	$ (258,655)	$ (203,139)
Net investments in real estate	2,070,380	2,147,524
Real Estate [Member]
Real Estate Investment Property, at Cost
Land	470,809	476,790
Buildings	1,772,661	1,788,786
Less: Accumlated depreciation	(242,648)	(190,316)
Net investments in real estate	2,000,822	2,075,260
Operating Real Estate Business [Member]
Real Estate Investment Property, at Cost
Land	8,296	8,296
Buildings	68,505	68,216
Furniture, fixtures, and equipment	8,764	8,575
Less: Accumlated depreciation	(16,007)	(12,823)
Net investments in real estate	$ 69,558	$ 72,264

Net Investments in Properties (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of Minimum Lease Rents Receivable
2013	$ 258,104
2014	257,837
2015	247,206
2016	236,121
2017	226,013
Thereafter	1,577,977
Total	$ 2,803,258

Finance Receivables (Narratives 1) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Hellweg 2 [Member]
Receivable contract details
Receivable with imputed interest, face amount	$ 21.7	$ 21.3
Receivable with imputed interest, effective yield (interest rate)	8.00%
Receivable with imputed interest, due date	Apr 1, 2017
Ownership interest	24.70%
Hellweg 2 [Member] | Noncontrolling Interest [Member]
Receivable contract details
Receivable with imputed interest, face amount	16.1	15.8
Ownership interest	75.30%
Production Resources Group [Member]
Receivable contract details
Receivable with imputed interest, face amount	$ 11.8

Finance Receivables (Narratives 2) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Construction Loan Receivable [Member] | Original Loan [Member]
Receivable contract details
Receivable with imputed interest, face amount	$ 14.8
Receivable with imputed interest, due date	Apr 1, 2010
Libor plus rate	2.50%
Construction Loan Receivable [Member] | New Loan 1 [Member]
Receivable contract details
Receivable with imputed interest, due date	Dec 1, 2011
Construction Loan Receivable [Member] | New Loan 1 [Member] | Fixed Interest Rate Loans [Member]
Receivable contract details
Receivable with imputed interest, face amount	4.9
Receivable with imputed interest, effective yield (interest rate)	8.00%
Construction Loan Receivable [Member] | New Loan 1 [Member] | Variable Interest Rate Loans [Member]
Receivable contract details
Receivable with imputed interest, face amount	19
Libor plus rate	2.50%
Construction Loan Receivable [Member] | Final Loan [Member]
Receivable contract details
Receivable with imputed interest, face amount		23.9
Receivable with imputed interest, effective yield (interest rate)	8.00%
Receivable with imputed interest, due date	Feb 1, 2012
B Note Receivable [Member]
Receivable contract details
Receivable with imputed interest, face amount	$ 9.8	$ 9.8
Receivable with imputed interest, due date	Feb 1, 2015
B Note Receivable [Member] | Original Loan [Member]
Receivable contract details
Receivable with imputed interest, effective yield (interest rate)	6.30%

Finance Receivables (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net investments in direct financing lease
Minimum lease payments receivable	$ 576,319	$ 611,549
Unguaranteed residual value	400,721	395,663
Gross minimum lease payments receivable	977,040	1,007,212
Less: unearned income	(509,209)	(540,076)
Net investments in properties	$ 467,831	$ 467,136

Finance Receivables (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Schedule of capital lease future minimum lease payments
2013	$ 44,532
2014	45,816
2015	45,646
2016	44,305
2017	43,850
Thereafter	352,170
Total	$ 576,319

Finance Receivables (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 tenant	Dec. 31, 2011
Credit Quality Of Finanace Receivables:
Number of tenants	144
Net investments in direct financing leases	$ 467,831	$ 467,136
Notes receivable	43,394	55,494
Internally Assigned Grade 1 [Member]
Credit Quality Of Finanace Receivables:
Number of tenants	1	2
Number of obligors	0	0
Net investments in direct financing leases	43,213	51,309
Notes receivable	0	0
Internally Assigned Grade 2 [Member]
Credit Quality Of Finanace Receivables:
Number of tenants	2	3
Number of obligors	1	2
Net investments in direct financing leases	35,197	69,318
Notes receivable	9,836	9,784
Internally Assigned Grade 3 [Member]
Credit Quality Of Finanace Receivables:
Number of tenants	13	13
Number of obligors	2	2
Net investments in direct financing leases	230,527	250,523
Notes receivable	33,558	21,793
Internally Assigned Grade 4 [Member]
Credit Quality Of Finanace Receivables:
Number of tenants	7	6
Number of obligors	0	1
Net investments in direct financing leases	152,902	95,986
Notes receivable	0	23,917
Internally Assigned Grade 5 [Member]
Credit Quality Of Finanace Receivables:
Number of tenants	1	0
Number of obligors	0	0
Net investments in direct financing leases	5,992	0
Notes receivable	$ 0	$ 0

Equity Investments in Real Estate (Narratives) (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Barth Europa Transporte Ek M S R Technologies Gmb H [Member]	Mar. 31, 2012 Thales SA [Member]	Jun. 30, 2012 Tieto Enator Plc [Member]
Additional Details [Abstract]
Income from equity investments in real estate			$ 17,752,000	$ 22,071,000	$ 17,573,000
Footnote Details
Gain (loss) on sale of real estate			(4,087,000)	471,000	0
Proceeds from sale of real estate held-for-investment			25,066,000	131,077,000	1,000		1,700,000
Equity investment impairment charges					4,145,000
Capital contributions to equity investments								800,000
Distributions received from equity investments		1,300,000				1,700,000
Equity investment lease termination income	$ 1,700,000

Equity Investments in Real Estate (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Ownership interest in equity investments:
Equity investments in real estate	$ 227,675	$ 244,303
True Value Company [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	50.00%
Equity investments in real estate	43,100	44,887
The New York Times Company [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	27.00%
Equity investments in real estate	34,579	32,960
U Haul Moving Partners Inc And Mercury Partners LP [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	31.00%
Equity investments in real estate	30,932	31,886
Advanced Micro Devices Inc [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	67.00%
Equity investments in real estate	28,619	32,185
Schuler AG [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	33.00%
Equity investments in real estate	21,178	20,951
Hellweg Die Profi-Baumarkte GmbH & Co KG Hellweg 1 [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	25.00%
Equity investments in real estate	20,837	20,460
The Upper Deck Company [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	50.00%
Equity investments in real estate	7,998	9,880
Frontier Spinning Mills Inc [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	40.00%
Equity investments in real estate	6,265	6,255
Del Monte Corporation [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	50.00%
Equity investments in real estate	5,580	6,868
Police Prefecture French Government [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	50.00%
Equity investments in real estate	5,010	5,537
Actebis Peacock Gmb H [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	40.00%
Equity investments in real estate	4,477	4,638
Tieto Enator Plc [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	30.00%
Equity investments in real estate	3,895	6,271
Barth Europa Transporte Ek M S R Technologies Gmb H [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	56.00%
Equity investments in real estate	3,219	4,155
LifeTime Fitness Inc And Town Sports International Holdings Inc [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	33.00%
Equity investments in real estate	3,203	3,485
Actuant Corporation [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	50.00%
Equity investments in real estate	2,711	2,618
Consolidated Systems Inc [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	40.00%
Equity investments in real estate	2,004	2,092
OBI AG [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	25.00%
Equity investments in real estate	1,819	3,310
Thales SA [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	35.00%
Equity investments in real estate	1,606	512
Talaria Holdings LLC [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	27.00%
Equity investments in real estate	453	691
Pohjola Non Life Insurance Company [Member]
Ownership interest in equity investments:
Ownership Interest in Venture	40.00%
Equity investments in real estate	$ 190	$ 4,662

Equity Investments in Real Estate (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Equity Method Investment Summarized Financial Information
Real estate, net	$ 936,505	$ 879,158
Other assets	903,857	744,420
Assets	1,840,362	1,623,578
Non-recourse debt	(932,288)	(971,169)
Other liabilities	(130,857)	(89,334)
Liabilities	(1,063,145)	(1,060,503)
Noncontrolling interests	(68,358)	(68,353)
Partners/members equity	$ 708,859	$ 494,722

Equity Investments in Real Estate (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investment, Summarized Financial Information, Income Statement
Revenues	$ 174,159	$ 176,184	$ 142,918
Expenses	(97,830)	(99,060)	(82,338)
Impairment charges			(4,145)
(Loss) gain on extinguishment of debt	(206)	2,464
Net income from continuing operations	76,123	79,588	56,435
Net income attributable to the equity method investments	$ 76,951	$ 82,635	$ 56,435

Intangible Assets and Liabilities (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets and Liabilities [Abstract]
Amortization of Intangible Assets	$ 54.1	$ 41.8	$ 7.5
Maximum [Member]
Amortizable Intangible Assets
Finite lived intangible asset useful life	40 years
Minimum [Member]
Amortizable Intangible Assets
Finite lived intangible asset useful life	4 years

Intangible Assets and Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	$ 600,708	$ 612,926
Finite-Lived Intangible Assets, Accumulated Amortization	(157,616)	(92,525)
Amortizable intangible assets	443,092	520,401
Amortizable Intangible Liability
Finite-Lived Intangible Liabilities, Gross	(65,148)	(65,812)
Finite Lived Intangible Liabilities Accumulated Amortization	13,001	9,400
Finite Lived Intangible Liabilities Net	(52,147)	(56,412)
Contractual Rights [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	874	874
Finite-Lived Intangible Assets, Accumulated Amortization	(645)	(531)
Amortizable intangible assets	229	343
Franchise Rights [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	2,240	2,240
Finite-Lived Intangible Assets, Accumulated Amortization	(1,157)	(952)
Amortizable intangible assets	1,083	1,288
Leases Acquired In Place [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	361,242	366,886
Finite-Lived Intangible Assets, Accumulated Amortization	(101,122)	(58,705)
Amortizable intangible assets	260,120	308,181
Customer Relationships [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	33,615	33,622
Finite-Lived Intangible Assets, Accumulated Amortization	(7,544)	(6,192)
Amortizable intangible assets	26,071	27,430
Above Market Leases [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	195,985	202,693
Finite-Lived Intangible Assets, Accumulated Amortization	(46,688)	(25,767)
Amortizable intangible assets	149,297	176,926
Below Market Ground Leases [Member]
Amortizable Intangible Assets
Finite-Lived Intangible Assets, Gross	6,752	6,611
Finite-Lived Intangible Assets, Accumulated Amortization	(460)	(378)
Amortizable intangible assets	6,292	6,233
Below Market Leases [Member]
Amortizable Intangible Liability
Finite-Lived Intangible Liabilities, Gross	(65,148)	(65,812)
Finite Lived Intangible Liabilities Accumulated Amortization	13,001	9,400
Finite Lived Intangible Liabilities Net	$ (52,147)	$ (56,412)

Intangible Assets and Liabilities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets, Future Amortization Expense
2013	$ 52,714
2014	46,762
2015	42,236
2016	38,907
2017	35,426
Thereafter	174,900
Amortizable intangible assets	$ 443,092	$ 520,401

Fair Value Measurement (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Carey Commercial Mortgage Trust [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Proceeds from investments	$ (13)
Fair value of investment		$ 12.8
Estimated Net Operating Income [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	9.50%
Estimated Residual Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	9.50%
Residual Capitalization [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	8.10%
Future Property [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	5.50%
Minimum [Member] | Estimated Net Operating Income [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	3.50%
Minimum [Member] | Estimated Residual Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	6.00%
Minimum [Member] | Residual Capitalization [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	7.00%
Minimum [Member] | Future Property [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	2.70%
Maximum [Member] | Estimated Net Operating Income [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	15.30%
Maximum [Member] | Estimated Residual Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	13.30%
Maximum [Member] | Residual Capitalization [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	12.50%
Maximum [Member] | Future Property [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Fair value input discount rate	8.60%

Fair Value Measurements (Details 3) (Level 3, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Non-recourse and limited-recourse debt	$ 1,656,684	$ 1,718,375
Line of credit	143,000	227,000
Assets
Notes receivable	44,363	57,025
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Liabilities
Non-recourse and limited-recourse debt	1,644,180	1,715,779
Line of credit	143,000	227,000
Assets
Notes receivable	$ 43,394	$ 55,494

Fair Value Measurements (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impairment Disclosure
Total impairment charges	$ 5,841	$ 9,832	$ 9,594
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member]
Impairment Disclosure
Fair value disclosure for impairment	18,687	228,081	57,722
Total impairment charges	12,720	13,665	10,640
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Net Investments In Properties [Member]
Impairment Disclosure
Fair value disclosure for impairment	5,403	85,462	17,295
Total impairment charges	4,163	7,515	2,835
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Net Investments In Direct Financing Lease [Member]
Impairment Disclosure
Fair value disclosure for impairment	7,200	136,934	38,252
Total impairment charges	303	2,317	6,759
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Intangible Assets [Member]
Impairment Disclosure
Fair value disclosure for impairment	1,497		949
Total impairment charges	1,375
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Continuing Operations [Member] | Equity Investments in Real Estate [Member]
Impairment Disclosure
Fair value disclosure for impairment	4,587	5,685	1,226
Total impairment charges	6,879	3,833	1,046
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member]
Impairment Disclosure
Fair value disclosure for impairment	15,625	54,479	1,313
Total impairment charges	10,217	13,831	214
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member] | Net Investments In Properties [Member]
Impairment Disclosure
Fair value disclosure for impairment	10,598	50,614
Total impairment charges	6,609	13,341
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member] | Net Investments In Direct Financing Lease [Member]
Impairment Disclosure
Fair value disclosure for impairment		2,310	1,313
Total impairment charges		41	214
Fair Value, Measurements, Nonrecurring [Member] | Level 3 | Segment, Discontinued Operations [Member] | Intangible Assets [Member]
Impairment Disclosure
Fair value disclosure for impairment	5,027	1,555
Total impairment charges	$ 3,608	$ 449

Risk Management and Use of Derivative Financial Instruments (Narratives) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of Derivative Instruments
Aggregate derivative net liability position	$ 7.9	$ 7.9	$ 4.3
Loss on contract termination d ue to defaults		8.5	4.7
Footnote Details
Derivative instruments ineffective portions reclassification from accumulated OCI to income
Foreign Currency Derivative Contract [Member]
Summary of Derivative Instruments
Amount of gain (loss) reclassified from OCI into income (effective portion)		0.2
Interest Rate Swaps And Cap [Member]
Summary of Derivative Instruments
Amount of gain (loss) reclassified from OCI into income (effective portion)		$ 1.2

Risk Management and Use of Derivative Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Not Designated as Hedging Instruments
Total derivatives, assets	$ 1,369	$ 2,384
Total derivatives, liability	(7,772)	(4,155)
Foreign Exchange Option [Member]
Derivatives Designated as Hedging Instruments
Derivative instruments in hedges assets at fair value	172	1,194
Derivative instruments in hedges liabilities at fair value	(2,361)
Interest Rate Cap [Member]
Derivatives Designated as Hedging Instruments
Derivative instruments in hedges assets at fair value	36
Interest Rate Swap [Member]
Derivatives Designated as Hedging Instruments
Derivative instruments in hedges liabilities at fair value	(5,411)	(4,155)
Credit Default Option [Member]
Derivatives Not Designated as Hedging Instruments
Derivative asset not designated as hedging instrument at fair value		29
Warrant [Member]
Derivatives Not Designated as Hedging Instruments
Derivative asset not designated as hedging instrument at fair value	$ 1,161	$ 1,161

Risk Management and Use of Derivative Financial Instruments (Details 2) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ (5,464)	$ 272	$ (63)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	(1,419)	(1,028)	(162)
Interest Rate Cap [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	(662)
Foreign Exchange Option [Member]
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)	$ (3,383)	$ 1,300	$ 99

Risk Management and Use of Derivative Financial Instruments (Details 3) (Cash Flow Hedging [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)	$ (242)	$ (279)	$ (62)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)	(1,154)	(533)
Foreign Exchange Option [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net
Amount of Gain (Loss) Reclassified from OCI into Income (Effective Portion)	$ 912	$ 254	$ (62)

Risk Management and Use of Derivative Financial Instruments (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives Not in Cash Flow Hedging Relationship
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (28)	$ (1,416)	$ (738)
Credit Default Option [Member]
Derivatives Not in Cash Flow Hedging Relationship
Amount of Gain (Loss) Recognized in Income on Derivatives	(28)	(17)	(846)
Warrant [Member]
Derivatives Not in Cash Flow Hedging Relationship
Amount of Gain (Loss) Recognized in Income on Derivatives	0	(162)	108
Interest Rate Swap [Member]
Derivatives Not in Cash Flow Hedging Relationship
Amount of Gain (Loss) Recognized in Income on Derivatives		$ (1,237)

Risk Management and Use of Derivative Financial Instruments (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Three Month Euribor [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Three Month Euribor [Member] Interest Rate Swap [Member] EUR (€)	Dec. 31, 2012 Three Month Euribor [Member] Interest Rate Cap [Member] USD ($)	Dec. 31, 2012 Three Month Euribor [Member] Interest Rate Cap [Member] EUR (€)	Dec. 31, 2012 Libor One Month One [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Two [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Three [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Four [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Five [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Six [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Seven [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Eight [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Nine [Member] Interest Rate Swap [Member] USD ($)	Dec. 31, 2012 Libor One Month Ten [Member] Interest Rate Swap [Member] USD ($)
Derivative Instrument Detail
Notional Amount		€ 15,970		€ 53,986	$ 3,648	$ 11,253	$ 5,983	$ 3,828	$ 5,734	$ 5,878	$ 8,789	$ 1,960	$ 9,875	$ 9,956
Cap Rate			3.00%	3.00%
Effective Interest Rate	0.90%	0.90%			6.70%	6.40%	5.60%	6.90%	5.40%	4.90%	5.10%	4.60%	3.30%	1.60%
Effective Date	Apr 1, 2012	Apr 1, 2012	Apr 1, 2012	Apr 1, 2012	Feb 1, 2008	Jul 1, 2008	Mar 1, 2008	Mar 1, 2011	Nov 1, 2011	Dec 1, 2011	Mar 1, 2012	May 1, 2012	Jun 1, 2012	Sep 1, 2012
Expiration Date	Jul 1, 2013	Jul 1, 2013	Apr 1, 2017	Apr 1, 2017	Feb 1, 2018	Jul 1, 2018	Mar 1, 2018	Mar 1, 2021	Dec 1, 2020	Dec 1, 2021	Nov 1, 2019	Nov 1, 2017	Jun 1, 2017	Oct 1, 2020
Fair Value	$ (86)		$ 36		$ (614)	$ (1,669)	$ (1,049)	$ (600)	$ (293)	$ (304)	$ (483)	$ (52)	$ (165)	$ (182)

Risk Management and Use of Derivative Financial Instruments (Details 6) In Thousands, unless otherwise specified	Dec. 31, 2012 Interest Rate Swap [Member] Libor Three Month [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Libor Three Month [Member] EUR (€)	Dec. 31, 2012 Interest Rate Swap [Member] Libor Three Month [Member] Minimum [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Libor Three Month [Member] Maximum [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Three Month Euribor [Member] USD ($)	Dec. 31, 2012 Interest Rate Swap [Member] Three Month Euribor [Member] EUR (€)	Dec. 31, 2012 Interest Rate Cap [Member] Libor Three Month [Member] USD ($)	Dec. 31, 2012 Interest Rate Cap [Member] Three Month Euribor [Member] USD ($)	Dec. 31, 2012 Interest Rate Cap [Member] Three Month Euribor [Member] EUR (€)
Derivative Instrument Detail
Ownership Interest	25.00%	25.00%			35.00%	35.00%	27.30%
Notional Amount		€ 112,454				€ 15,970	$ 119,260		€ 53,986
Cap Rate							4.00%	3.00%	3.00%
Effective Interest Rate			5.00%	5.60%	0.90%	0.90%
Spread							1.20%
Effective Date			Jul 1, 2006	Apr 1, 2008	Apr 1, 2012	Apr 1, 2012	Aug 1, 2009	Apr 1, 2012	Apr 1, 2012
Expiration Date			Oct 1, 2015	Jul 1, 2016	Jul 1, 2013	Jul 1, 2013	Aug 1, 2014	Apr 1, 2017	Apr 1, 2017
Fair Value	$ (16,601)				$ (86)		$ 1	$ 36

Risk Management and Use of Derivative Financial Instruments (Details 7) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Collars [Member] USD ($)	Dec. 31, 2012 Collars [Member] EUR (€)	Dec. 31, 2012 Collars [Member] Minimum [Member]	Dec. 31, 2012 Collars [Member] Maximum [Member]	Dec. 31, 2012 Forward Contracts [Member] USD ($)	Dec. 31, 2012 Forward Contracts [Member] EUR (€)	Dec. 31, 2012 Forward Contracts [Member] Minimum [Member]	Dec. 31, 2012 Forward Contracts [Member] Maximum [Member]	Dec. 31, 2012 Forward Contracts Two [Member] USD ($)	Dec. 31, 2012 Forward Contracts Two [Member] EUR (€)	Dec. 31, 2012 Forward Contracts Two [Member] Minimum [Member]	Dec. 31, 2012 Forward Contracts Two [Member] Maximum [Member]
Foreign Currency Derivatives
Notional Amount		€ 65,612		€ 2,262				€ 53,550				€ 9,800
Derivative, Floor Price			1.4	1.4			1.28	1.28
Derivative, Cap Price			1.42	1.42			1.3	1.3					1.35
Effective Date			Sep 1, 2011	Sep 1, 2011			May 1, 2012	May 1, 2012			Dec 1, 2012	Dec 1, 2012
Expiration Date					Dec 1, 2012	Mar 1, 2013			Jun 1, 2013	Jun 1, 2017	Sep 1, 2017	Sep 1, 2017		Mar 1, 2018
Fair Value	$ (2,189)		$ 172				$ (2,300)				$ (61)

Risk Management and Use of Derivative Financial Instruments (Details 8)	12 Months Ended
Dec. 31, 2012
Hellweg Die Profi Baumarkte [Member]
Risks and Uncertainties
Concentration credit risk percentage	12.00%
Other Industry [Member]
Risks and Uncertainties
Concentration credit risk percentage	74.00%
Industrial
Risks and Uncertainties
Concentration credit risk percentage	37.00%
Warehouse/Distribution
Risks and Uncertainties
Concentration credit risk percentage	23.00%
Retail
Risks and Uncertainties
Concentration credit risk percentage	18.00%
Retail | Retail Industry [Member]
Risks and Uncertainties
Concentration credit risk percentage	26.00%
Office
Risks and Uncertainties
Concentration credit risk percentage	14.00%
All other
Risks and Uncertainties
Concentration credit risk percentage	8.00%
Us [Member]
Risks and Uncertainties
Concentration credit risk percentage	66.00%
Germany [Member]
Risks and Uncertainties
Concentration credit risk percentage	16.00%
Other Europe [Member]
Risks and Uncertainties
Concentration credit risk percentage	15.00%
Europe [Member]
Risks and Uncertainties
Concentration credit risk percentage	31.00%
Other International [Member]
Risks and Uncertainties
Concentration credit risk percentage	3.00%
International [Member]
Risks and Uncertainties
Concentration credit risk percentage	34.00%

Debt (Narratives 1) (Details) (USD $)	12 Months Ended						12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Fixed Interest Rate Loans [Member]	Dec. 31, 2012 Variable Interest Rate Loans [Member]	Dec. 31, 2012 Variable Interest Rate Loan Swapped [Member]	Dec. 31, 2012 Refinancing of debt	Dec. 31, 2012 Hellweg 2 [Member]	Mar. 31, 2012 Hellweg 2 [Member]	Dec. 31, 2012 Other Nonrecourse Loans [Member]
Debt Instruments
Carrying value of collateral mortgage loans	$ (2,400,000,000)	$ (2,200,000,000)
Mortgage loans on real estate, minimum interest range				4.40%	1.40%
Mortgage loans on real estate, maximum interest rate				7.80%	6.90%
Non recourse debt						21,000,000	25,500,000		352,300,000	50,100,000
Long-term, weighted average interest rate							5.00%			(4.80%)
Debt instrument term							6 years 2 months 12 days			8 years 1 month 6 days
Gains (losses) on extinguishment of debt	5,130,000	3,135,000	879,000					5,800,000		(500,000)
Debt instrument maturity date, start	Jan 1, 2014
Debt instrument maturity date, end	Jan 1, 2031
Debt instrument default, amount	$ 3,700,000

Debt (Narratives 2) (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Line of Credit Facility
Line of credit			$ 143,000,000	$ 227,000,000
Line of credit facility, current borrowing capacity		320,000,000	225,000,000
Line of credit facility, expiration date			Aug 1, 2015
Line of credit facility, extension duration option			12 months
Line of credit facility, available to draw			210,300,000
Line of credit facility, interest rate during period	2.50%	3.25%
Amendment fees			$ 1,100,000

Debt (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, by Maturity
2013	$ 44,457,000
2014	102,569,000
2015	301,905,000
2016	246,664,000
2017	636,196,000
Thereafter through 2031	460,301,000
Total excluding unamortized premium net	1,792,092,000
Unamortized premium, net	(4,912,000)
Total	1,787,180,000
Footnote Details
Long-term line of credit		302,000,000
Fair market value adjustment for acquired properties	6,300,000
Debt Instrument [Line Items]
Unamortized discount acquired - Nordic instrument	$ 1,400,000

Impairment Charges (Narratives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Impairment Charges
Impairment charges	$ 16,058	$ 23,663	$ 9,808
Gain on deconsolidation of a subsidiary	0	1,167	7,082
Segment, Discontinued Operations [Member]
Asset Impairment Charges
Impairment charges	10,217	13,831	214
Noncontrolling Interest [Member] | Segment, Discontinued Operations [Member]
Asset Impairment Charges
Impairment charges		100
Noncontrolling Interest [Member] | Net Investments In Properties [Member]
Asset Impairment Charges
Impairment charges			2,500
Noncontrolling Interest [Member] | Net Investments In Direct Financing Lease [Member]
Asset Impairment Charges
Impairment charges	100	100
International Aluminum Corp [Member]
Asset Impairment Charges
Gain on deconsolidation of a subsidiary		1,200
International Aluminum Corp [Member] | Segment, Discontinued Operations [Member]
Asset Impairment Charges
Impairment charges		$ 12,400

Impairment Charges (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Impairment Charges
Impairment charges	$ 16,058	$ 23,663	$ 9,808
Segment, Continuing Operations [Member]
Asset Impairment Charges
Impairment charges	12,720	13,665	10,640
Segment, Continuing Operations [Member] | Operating Expense [Member]
Asset Impairment Charges
Impairment charges	5,841	9,832	9,594
Segment, Discontinued Operations [Member]
Asset Impairment Charges
Impairment charges	10,217	13,831	214
Net Investments In Properties [Member] | Segment, Continuing Operations [Member] | Operating Expense [Member]
Asset Impairment Charges
Impairment charges	5,538	7,515	2,835
Net Investments In Direct Financing Lease [Member] | Segment, Continuing Operations [Member] | Operating Expense [Member]
Asset Impairment Charges
Impairment charges	303	2,317	6,759
Equity Investments in Real Estate [Member] | Segment, Continuing Operations [Member]
Asset Impairment Charges
Impairment charges	$ 6,879	$ 3,833	$ 1,046

Equity (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distributions Per Share
Ordinary income	$ 0.3168	$ 0.4107	$ 0.132
Return of capital	$ 0.3373		$ 0.5304
Capital gains	$ 0	$ 0.2535
Distribution per share	$ 0.6692	$ 0.6642	$ 0.6624
CPA Sixteen Merger Sub [Member]
Distributions Per Share
Ordinary income	$ 0.3382	$ 0.2978
Return of capital	$ 0.1634
Capital gains		$ 0.2197
Distribution per share	$ 0.5016	$ 0.5175

Equity (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity
Net income attributable to CPA 16 Global stockholders	$ 3,158	$ (389)	$ 7,977	$ 7,320	$ 1,506	$ 22,763	$ (20,171)	$ 5,402	$ 18,066	$ 9,500	$ 32,007
Transfers from noncontrolling interest
Increase in CPA 16- Global 's additional paid-in-capital through the Merger										3,543
Change to net income attributable to CPA: 16- Global stockholders and transfers from noncontrolling interest									$ 18,066	$ 13,043	$ 32,007

Equity (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Loss
Unrealized gain on marketable securities	$ (10)	$ (53)
Foreign currency translation adjustments	(22,092)	(28,387)
Unrealized loss on derivative instrument	(10,452)	(4,601)
Unrealized loss on marketable securities attributable to noncontrolling interests	(21)	(21)
Reclassification of cumulative foreign currency translation adjustment due to Carrefour acquistion (Note 5)	5,532	5,532
Accumulated other comprehensive loss	$ (27,043)	$ (27,530)

Noncontrolling Interests (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Redeemable Noncontrolling Interest, Equity, Carrying Amount
Balance - beginning of period	$ 21,306	$ 21,805	$ 337,397
Foreign currency translation adjustments	441	(499)	(18,329)
Reduction in noncontrolling interest due to Hellweg 2 option exercise (Note 6)			(297,263)
Balance - end of period	$ 21,747	$ 21,306	$ 21,805

Income Taxes (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Unrecognized tax benefits that would impact effective tax rate	$ 1,200,000	$ 1,200,000
Income tax examination, penalties and interest accrued	200,000	100,000
Provision for income taxes	$ 10,892,000	$ 11,578,000	$ 4,839,000

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unrecognized Tax Benifits Rollforward
Balance at beginning of year	$ 1,150	$ 491
Addition of CPA :14 unrecognized tax benefit prior to Merger		409
Additions based on tax positions related to the current year	374	241
Additions for tax positions of prior years		95
Reductions for tax positions of prior years		(8)
Reductions for expiration of statute of limitations	(191)	(78)
Balance at end of year	$ 1,333	$ 1,150

Discontinued Operations (Narratives) (Details) (USD $)	12 Months Ended			3 Months Ended				12 Months Ended						1 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 property	Dec. 31, 2010	Sep. 30, 2011 PetsMART	Jun. 30, 2011 International Aluminum Corp	Mar. 31, 2010 Goertz & Schiele Corp	Mar. 31, 2010 Goertz & Schiele Corp Noncontrolling Interest	Dec. 31, 2012 Discontinued Operations:	Dec. 31, 2011 Discontinued Operations: property	Dec. 31, 2010 Discontinued Operations:	Dec. 31, 2011 Discontinued Operations: Noncontrolling Interest	Dec. 31, 2011 Previously Recognized Discontinued Operations [Member]	Dec. 31, 2010 Previously Recognized Discontinued Operations [Member]	Jul. 31, 2013 Domestic properties	Jun. 30, 2013 Domestic properties	Jun. 30, 2013 Domestic properties property	Mar. 31, 2013 Domestic properties property	Dec. 31, 2012 Domestic properties	Dec. 31, 2012 Domestic properties property	Dec. 31, 2011 Domestic properties
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Properties sold		27							25							7	4		11
Proceeds from property sold				$ 51,800,000					$ 129,900,000					$ 1,300,000		$ 3,200,000	$ 27,900,000		$ 24,900,000
Gain (loss) on sale of real estate	(4,087,000)	471,000	0						(100,000)							(8,000,000)	2,700,000		(4,100,000)
Gains (losses) on extinguishment of debt	5,130,000	3,135,000	879,000						800,000										(400,000)	(100,000)
Impairment charges	16,058,000	23,663,000	9,808,000		12,400,000			10,217,000	13,831,000	214,000	100,000	12,600,000	200,000				9,300,000	2,100,000	6,900,000	1,200,000
Defease of loan				17,600,000
Deconsolidation property, carrying value					38,100,000	5,900,000
Gain on deconsolidation	0	1,167,000	7,082,000		1,200,000	7,100,000	3,500,000								4,700,000
Mortgage repayment in full amount					38,700,000	13,300,000
Proceeds from foreclosed propety			2,000,000
Proceeds from sale of real estate held-for-investment	25,066,000	131,077,000	1,000
Gain (loss) on contract termination																8,100,000
Foreclosed property, value															8,700,000	8,700,000
Foreclosed property, related debt															$ 13,000,000

Discontinued Operations (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disposal Group, Including Discontinued Operation, Income Statement Disclosures
Revenues	$ 8,837	$ 13,960	$ 8,635
Expenses	(12,244)	(13,369)	(7,186)
(Loss) gain on sale of real estate	(4,087)	81	0
(Loss) gain on extinguishment of debt	(356)	672	7,961
Impairment charges	(10,217)	(13,831)	(214)
(Loss) income from discontinued operations, net of tax	$ (18,067)	$ (12,487)	$ 9,196

Segment Information (Narratives) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Disclosure
Revenues	$ 78,127	$ 77,805	$ 80,544	$ 81,297	$ 84,705	$ 83,337	$ 78,655	$ 58,231	$ 317,773	$ 304,928	$ 226,817
Total long-lived assets	3,208,978				3,382,441				3,208,978	3,382,441	2,276,982
Germany
Segment Disclosure
Revenues									49,100	49,700	69,100
Total long-lived assets	$ 446,400				$ 460,100				$ 446,400	$ 460,100	$ 487,700

Segment Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Disclosure
Revenues	$ 78,127	$ 77,805	$ 80,544	$ 81,297	$ 84,705	$ 83,337	$ 78,655	$ 58,231	$ 317,773	$ 304,928	$ 226,817
Total long-lived assets	3,208,978				3,382,441				3,208,978	3,382,441	2,276,982
Domestic Investment [Member]
Segment Disclosure
Revenues									211,724	185,962	125,432
Total long-lived assets	2,126,513				2,275,279				2,126,513	2,275,279	1,306,055
International [Member]
Segment Disclosure
Revenues									106,049	118,966	101,385
Total long-lived assets	$ 1,082,465				$ 1,107,162				$ 1,082,465	$ 1,107,162	$ 970,927

Selected Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Quarterly Financial Data (Unaudited)
Revenues	$ 78,127	$ 77,805	$ 80,544	$ 81,297	$ 84,705	$ 83,337	$ 78,655	$ 58,231	$ 317,773	$ 304,928	$ 226,817
Expenses	(47,277)	(41,173)	(39,491)	(42,138)	(50,771)	(42,712)	(82,420)	(32,346)	(170,079)	(208,249)	(114,807)
Net income	7,466	4,183	18,353	11,448	6,114	25,720	(18,324)	7,783	41,450	21,293	59,238
Less: Net income attributable to noncontrolling interests (inclusive of Available Cash Distributions to advisor of $15,389, $6,157, and $0, respectively)	(7,791)	(4,187)	(9,825)	(3,773)	(4,093)	(2,447)	(1,391)	(1,960)	(25,576)	(9,891)	(4,905)
Less: Net income attributable to reedemable noncontrolling interest	3,483	(385)	(551)	(355)	(515)	(510)	(456)	(421)
Net income attributable to CPA 16 Global stockholders	$ 3,158	$ (389)	$ 7,977	$ 7,320	$ 1,506	$ 22,763	$ (20,171)	$ 5,402	$ 18,066	$ 9,500	$ 32,007
Earnings (loss) per share attributable to CPA 16 Global stockholders	$ 0.02	$ 0	$ 0.04	$ 0.03	$ 0.02	$ 0.11	$ (0.12)	$ 0.04	$ 0.09	$ 0.05	$ 0.26
Distributions declared per share	$ 0.1676	$ 0.1674	$ 0.1672	$ 0.167	$ 0.1668	$ 0.1662	$ 0.1656	$ 0.1656

Pro Forma Financial Information (Narratives) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Merger and UPREIT Reorganization, and Proforma Financial Information
Pro forma weighted average shares outstanding	200,259,685	200,259,685
Merger related cost	$ 13.6

Pro Forma Financial Information (Details 1) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pro Forma Information
Pro forma total revenues	$ 340,781	$ 344,953
Pro forma income from continuing operations	58,233	82,019
Less: Net income attributable to noncontrolling interests	(14,301)	(23,856)
Pro forma income from continuing operations attributable to CPA 16 - Global Stockholders	$ 43,932	$ 58,163
Pro froma earnings per share:
Income from continuing operations attributable to CPA: 16 - Global stockholders	$ 0.22	$ 0.29

Subsequent Events (Narratives) (Details) (USD $)	12 Months Ended						1 Months Ended		3 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 property	Dec. 31, 2010	Dec. 31, 2012 Continuing Operations	Dec. 31, 2011 Continuing Operations	Dec. 31, 2010 Continuing Operations	Jul. 31, 2013 Domestic properties	Jun. 30, 2013 Domestic properties	Jun. 30, 2013 Domestic properties property	Mar. 31, 2013 Domestic properties property	Dec. 31, 2012 Domestic properties	Dec. 31, 2012 Domestic properties property	Dec. 31, 2011 Domestic properties
Retrospective Adjustment for Discontinued Operations
Properties sold		27							7	4		11
Proceeds from property sold							$ 1,300,000		$ 3,200,000	$ 27,900,000		$ 24,900,000
Gain (loss) on sale of real estate	(4,087,000)	471,000	0						(8,000,000)	2,700,000		(4,100,000)
Impairment charges	16,058,000	23,663,000	9,808,000	12,720,000	13,665,000	10,640,000				9,300,000	2,100,000	6,900,000	1,200,000
Gain (loss) on contract termination									8,100,000
Foreclosed property, value								8,700,000	8,700,000
Foreclosed property, related debt								13,000,000
Gain on deconsolidation	0	1,167,000	7,082,000					4,700,000
Retrospective restatement, amount				$ 6,300,000	$ 600,000	$ 400,000
Retrospective restatement, percentage impact				10.50%	1.80%	0.70%

Schedule III - Real Estate and Accumulated Depreciation (Narratives) (Details) (USD $) In Billions, unless otherwise specified	Dec. 31, 2012
Real Estate And Accumulated Depreciation
Real Estate Federal Income Tax Basis	$ 2.3

Schedule III - Real Estate and Accumulated Depreciation (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Real Estate Subject To Operating Lease [Member]
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	$ 1,396,839
Initial Cost
Land	463,997
Buildings	1,649,933
Costs Capitalized Subsequent To Acquisition	212,617
Increase (Decrease) in Net Investments	(83,077)
Gross Amount at which Carried at Close of Period
Land	470,809
Buildings	1,772,661
Total	2,243,470
Accumulated Depreciation	242,648
Real Estate Subject To Operating Lease [Member] | Property One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial, warehouse/distribution, and office facilities in Englewood, CA and industrial facility in Chandler, AZ
Encumbrances	6,774
Initial Cost
Land	3,380
Buildings	8,885
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	3
Gross Amount at which Carried at Close of Period
Land	3,380
Buildings	8,888
Total	12,268
Accumulated Depreciation	1,898
Date Acquired	Jun 1, 2004
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and office facilities in Hampton, NH
Encumbrances	12,558
Initial Cost
Land	9,800
Buildings	19,960
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(14,952)
Gross Amount at which Carried at Close of Period
Land	4,454
Buildings	10,354
Total	14,808
Accumulated Depreciation	3,199
Date Acquired	Jun 1, 2004
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Land in Alberta, Calgary, Canada
Encumbrances	1,396
Initial Cost
Land	2,247
Buildings	0
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	699
Gross Amount at which Carried at Close of Period
Land	2,946
Buildings	0
Total	2,946
Accumulated Depreciation	0
Date Acquired	Aug 1, 2004
Real Estate Subject To Operating Lease [Member] | Property Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Tinton Falls, NJ
Encumbrances	8,030
Initial Cost
Land	1,700
Buildings	12,934
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,700
Buildings	12,934
Total	14,634
Accumulated Depreciation	2,681
Date Acquired	Sep 1, 2004
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in The Woodlands, TX
Encumbrances	22,838
Initial Cost
Land	6,280
Buildings	3,551
Costs Capitalized Subsequent To Acquisition	27,331
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	6,280
Buildings	30,882
Total	37,162
Accumulated Depreciation	5,637
Date Acquired	Sep 1, 2004
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Southfield, MI
Encumbrances	7,508
Initial Cost
Land	1,750
Buildings	14,384
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,750
Buildings	14,384
Total	16,134
Accumulated Depreciation	2,862
Date Acquired	Jan 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Cynthiana, KY
Encumbrances	3,414
Initial Cost
Land	760
Buildings	6,885
Costs Capitalized Subsequent To Acquisition	524
Increase (Decrease) in Net Investments	2
Gross Amount at which Carried at Close of Period
Land	760
Buildings	7,411
Total	8,171
Accumulated Depreciation	1,428
Date Acquired	Jan 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Buffalo Grove, IL
Encumbrances	8,146
Initial Cost
Land	2,120
Buildings	12,468
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,120
Buildings	12,468
Total	14,588
Accumulated Depreciation	2,480
Date Acquired	Jan 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office and industrial facilities in Lumlukka, Thailand and warehouse/distribution and office facilities in Udom Soayudh Road, Thailand
Encumbrances	15,471
Initial Cost
Land	8,942
Buildings	10,547
Costs Capitalized Subsequent To Acquisition	6,174
Increase (Decrease) in Net Investments	6,553
Gross Amount at which Carried at Close of Period
Land	11,150
Buildings	21,066
Total	32,216
Accumulated Depreciation	4,036
Date Acquired	Jan 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ten [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Allen, TX and office facility in Sunnyvale, CA
Encumbrances	12,778
Initial Cost
Land	10,960
Buildings	9,933
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	10,960
Buildings	9,933
Total	20,893
Accumulated Depreciation	1,956
Date Acquired	Feb 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eleven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Sandersville, GA; Erwin, TN; and Gainsville, TX
Encumbrances	2,859
Initial Cost
Land	1,190
Buildings	5,961
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,376)
Gross Amount at which Carried at Close of Period
Land	570
Buildings	5,205
Total	5,775
Accumulated Depreciation	1,025
Date Acquired	Feb 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Thirty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Piscataway, NJ
Encumbrances	72,131
Initial Cost
Land	19,000
Buildings	70,490
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(308)
Gross Amount at which Carried at Close of Period
Land	18,692
Buildings	70,490
Total	89,182
Accumulated Depreciation	13,730
Date Acquired	Mar 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twelve [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Land in Stuart, FL; Trenton and Southwest Harbor, ME; and Portsmouth, RI
Encumbrances	9,351
Initial Cost
Land	20,130
Buildings	0
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(2,835)
Gross Amount at which Carried at Close of Period
Land	17,295
Buildings	0
Total	17,295
Accumulated Depreciation	0
Date Acquired	May 1, 2005
Real Estate Subject To Operating Lease [Member] | Property Thirteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Peru, IL; Huber Heights, Lima, and Sheffield, OH; and Lebanon, TN; and an office facility in Lima, OH
Encumbrances	15,525
Initial Cost
Land	1,720
Buildings	23,439
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,720
Buildings	23,439
Total	25,159
Accumulated Depreciation	4,468
Date Acquired	May 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fourteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Cambridge, Canada
Encumbrances	6,242
Initial Cost
Land	800
Buildings	8,158
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	2,309
Gross Amount at which Carried at Close of Period
Land	1,017
Buildings	10,250
Total	11,267
Accumulated Depreciation	1,953
Date Acquired	May 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Education facility in Nashville, TN
Encumbrances	5,839
Initial Cost
Land	200
Buildings	8,485
Costs Capitalized Subsequent To Acquisition	140
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	200
Buildings	8,625
Total	8,825
Accumulated Depreciation	1,613
Date Acquired	Jun 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Ramos Arizpe, Mexico
Encumbrances	0
Initial Cost
Land	390
Buildings	3,227
Costs Capitalized Subsequent To Acquisition	6
Increase (Decrease) in Net Investments	2
Gross Amount at which Carried at Close of Period
Land	390
Buildings	3,235
Total	3,625
Accumulated Depreciation	603
Date Acquired	Jun 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventeen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Norwich, CT
Encumbrances	12,991
Initial Cost
Land	1,400
Buildings	6,698
Costs Capitalized Subsequent To Acquisition	28,357
Increase (Decrease) in Net Investments	2
Gross Amount at which Carried at Close of Period
Land	2,600
Buildings	33,857
Total	36,457
Accumulated Depreciation	5,797
Date Acquired	Jun 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Glasgow, Scotland
Encumbrances	6,191
Initial Cost
Land	1,264
Buildings	7,885
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(5,135)
Gross Amount at which Carried at Close of Period
Land	490
Buildings	3,524
Total	4,014
Accumulated Depreciation	976
Date Acquired	Aug 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Nineteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Aurora, CO
Encumbrances	3,091
Initial Cost
Land	460
Buildings	4,314
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(728)
Gross Amount at which Carried at Close of Period
Land	460
Buildings	3,586
Total	4,046
Accumulated Depreciation	654
Date Acquired	Sep 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Kotka, Finland
Encumbrances	6,325
Initial Cost
Land	0
Buildings	12,266
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	1,122
Gross Amount at which Carried at Close of Period
Land	0
Buildings	13,388
Total	13,388
Accumulated Depreciation	3,176
Date Acquired	Oct 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	29 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Residential facility in Blairsville, PA
Encumbrances	14,417
Initial Cost
Land	648
Buildings	2,896
Costs Capitalized Subsequent To Acquisition	23,295
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,046
Buildings	25,793
Total	26,839
Accumulated Depreciation	3,620
Date Acquired	Dec 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Residential facility in Laramie, WY
Encumbrances	16,575
Initial Cost
Land	1,650
Buildings	1,601
Costs Capitalized Subsequent To Acquisition	21,450
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,650
Buildings	23,051
Total	24,701
Accumulated Depreciation	3,308
Date Acquired	Jan 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution and industrial facilities in Houston, Weimar, Conroe, and Odessa, TX
Encumbrances	7,232
Initial Cost
Land	2,457
Buildings	9,958
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	190
Gross Amount at which Carried at Close of Period
Land	2,457
Buildings	10,148
Total	12,605
Accumulated Depreciation	2,507
Date Acquired	Mar 1, 2006
Real Estate Subject To Operating Lease [Member] | Property Twenty Four [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Four [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	20 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Greenville, SC
Encumbrances	9,535
Initial Cost
Land	925
Buildings	11,095
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	57
Gross Amount at which Carried at Close of Period
Land	925
Buildings	11,152
Total	12,077
Accumulated Depreciation	2,282
Date Acquired	Mar 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	33 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in Maplewood, Creekskill, Morristown, Summit, and Livingston, NJ
Encumbrances	32,621
Initial Cost
Land	10,750
Buildings	32,292
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	98
Gross Amount at which Carried at Close of Period
Land	10,750
Buildings	32,390
Total	43,140
Accumulated Depreciation	6,051
Date Acquired	Apr 1, 2006
Real Estate Subject To Operating Lease [Member] | Property Twenty Six [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	39 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Six [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	35 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Alameda, CA and Ringwood, NJ
Encumbrances	5,539
Initial Cost
Land	1,900
Buildings	5,882
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,351)
Gross Amount at which Carried at Close of Period
Land	1,090
Buildings	3,341
Total	4,431
Accumulated Depreciation	956
Date Acquired	Jun 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Amherst, NY
Encumbrances	9,302
Initial Cost
Land	500
Buildings	14,651
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	500
Buildings	14,651
Total	15,151
Accumulated Depreciation	3,134
Date Acquired	Aug 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Shah Alam, Malaysia
Encumbrances	7,920
Initial Cost
Land	0
Buildings	3,927
Costs Capitalized Subsequent To Acquisition	3,496
Increase (Decrease) in Net Investments	712
Gross Amount at which Carried at Close of Period
Land	0
Buildings	8,135
Total	8,135
Accumulated Depreciation	939
Date Acquired	Sep 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	35 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Spanish Fork, UT
Encumbrances	7,945
Initial Cost
Land	1,100
Buildings	9,448
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,100
Buildings	9,448
Total	10,548
Accumulated Depreciation	1,457
Date Acquired	Oct 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Georgetown, TX and Woodland, WA
Encumbrances	3,359
Initial Cost
Land	800
Buildings	4,368
Costs Capitalized Subsequent To Acquisition	3,693
Increase (Decrease) in Net Investments	2,570
Gross Amount at which Carried at Close of Period
Land	1,737
Buildings	9,694
Total	11,431
Accumulated Depreciation	1,130
Date Acquired	Oct 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Washington, MI
Encumbrances	28,755
Initial Cost
Land	7,500
Buildings	38,094
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	7,500
Buildings	38,094
Total	45,594
Accumulated Depreciation	5,794
Date Acquired	Nov 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office and industrial facilities in St. Ingbert and Puttlingen, Germany
Encumbrances	9,027
Initial Cost
Land	1,248
Buildings	10,921
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(6,806)
Gross Amount at which Carried at Close of Period
Land	475
Buildings	4,888
Total	5,363
Accumulated Depreciation	1,012
Date Acquired	Dec 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Flora, MS and Muskogee, OK
Encumbrances	3,645
Initial Cost
Land	335
Buildings	5,816
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	335
Buildings	5,816
Total	6,151
Accumulated Depreciation	885
Date Acquired	Dec 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Various transportation and warehouse facilities throughout France
Encumbrances	28,086
Initial Cost
Land	4,341
Buildings	6,254
Costs Capitalized Subsequent To Acquisition	4,521
Increase (Decrease) in Net Investments	22,805
Gross Amount at which Carried at Close of Period
Land	29,663
Buildings	8,258
Total	37,921
Accumulated Depreciation	1,646
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Five [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Date Acquired	Mar 1, 2007
Real Estate Subject To Operating Lease [Member] | Property Thirty Five [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Date Acquired	Dec 1, 2006
Real Estate Subject To Operating Lease [Member] | Property Thirty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Fort Collins, CO
Encumbrances	8,087
Initial Cost
Land	1,660
Buildings	9,464
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,660
Buildings	9,464
Total	11,124
Accumulated Depreciation	1,420
Date Acquired	Dec 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in St. Charles, MO
Encumbrances	13,075
Initial Cost
Land	2,300
Buildings	15,433
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,300
Buildings	15,433
Total	17,733
Accumulated Depreciation	2,315
Date Acquired	Dec 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Salt Lake City, UT
Encumbrances	5,047
Initial Cost
Land	2,575
Buildings	5,683
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,575
Buildings	5,683
Total	8,258
Accumulated Depreciation	887
Date Acquired	Dec 1, 2006
Real Estate Subject To Operating Lease [Member] | Property Thirty Eight [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Eight [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	38 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Atlanta, Doraville, and Rockmart, GA
Encumbrances	56,414
Initial Cost
Land	10,060
Buildings	72,000
Costs Capitalized Subsequent To Acquisition	6,816
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	10,060
Buildings	78,816
Total	88,876
Accumulated Depreciation	12,440
Date Acquired	Feb 1, 2007
Real Estate Subject To Operating Lease [Member] | Property Thirty Nine [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Thirty Nine [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Tuusula, Finland
Encumbrances	15,010
Initial Cost
Land	1,000
Buildings	16,779
Costs Capitalized Subsequent To Acquisition	8
Increase (Decrease) in Net Investments	(127)
Gross Amount at which Carried at Close of Period
Land	991
Buildings	16,669
Total	17,660
Accumulated Depreciation	2,956
Date Acquired	Mar 1, 2007
Life on which Depreciation in Latest Statement of Income is Computed	32 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	36 retail facilities throughout Germany
Encumbrances	355,014
Initial Cost
Land	83,345
Buildings	313,770
Costs Capitalized Subsequent To Acquisition	30,459
Increase (Decrease) in Net Investments	(10,587)
Gross Amount at which Carried at Close of Period
Land	82,626
Buildings	334,361
Total	416,987
Accumulated Depreciation	52,674
Date Acquired	Apr 1, 2007
Real Estate Subject To Operating Lease [Member] | Property Forty One [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty One [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Nashville, TN
Encumbrances	0
Initial Cost
Land	1,872
Buildings	14,665
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(7,886)
Gross Amount at which Carried at Close of Period
Land	1,320
Buildings	7,331
Total	8,651
Accumulated Depreciation	1,440
Real Estate Subject To Operating Lease [Member] | Property Forty Two [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Date Acquired	Jul 1, 2007
Life on which Depreciation in Latest Statement of Income is Computed	35 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Two [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Date Acquired	Jun 1, 2007
Life on which Depreciation in Latest Statement of Income is Computed	28 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Sacramento, CA
Encumbrances	29,653
Initial Cost
Land	0
Buildings	42,478
Costs Capitalized Subsequent To Acquisition	3
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	0
Buildings	42,481
Total	42,481
Accumulated Depreciation	5,752
Date Acquired	Jul 1, 2007
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Guelph, Canada
Encumbrances	6,277
Initial Cost
Land	4,592
Buildings	3,657
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(4,368)
Gross Amount at which Carried at Close of Period
Land	2,006
Buildings	1,875
Total	3,881
Accumulated Depreciation	254
Date Acquired	Jul 1, 2007
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in Wichita, KS and Oklahoma City, OK and warehouse/distribution facility in Wichita, KS
Encumbrances	7,493
Initial Cost
Land	2,090
Buildings	9,128
Costs Capitalized Subsequent To Acquisition	8
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,090
Buildings	9,136
Total	11,226
Accumulated Depreciation	1,649
Date Acquired	Jul 1, 2007
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Beaverton, MI
Encumbrances	1,968
Initial Cost
Land	70
Buildings	3,608
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	16
Gross Amount at which Carried at Close of Period
Land	70
Buildings	3,624
Total	3,694
Accumulated Depreciation	635
Date Acquired	Oct 1, 2007
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Evansville, IN; Lawrence, KS; and Baltimore, MD
Encumbrances	27,352
Initial Cost
Land	4,890
Buildings	78,288
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(120)
Gross Amount at which Carried at Close of Period
Land	4,770
Buildings	78,288
Total	83,058
Accumulated Depreciation	13,048
Date Acquired	Dec 1, 2007
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Suwanee, GA
Encumbrances	15,957
Initial Cost
Land	1,950
Buildings	20,975
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,950
Buildings	20,975
Total	22,925
Accumulated Depreciation	2,622
Date Acquired	Dec 1, 2007
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Colton, CA; Bonner Springs, KS; and Dallas, TX and land in Eagan, MN
Encumbrances	22,708
Initial Cost
Land	10,430
Buildings	32,063
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(764)
Gross Amount at which Carried at Close of Period
Land	10,430
Buildings	31,299
Total	41,729
Accumulated Depreciation	4,180
Date Acquired	Mar 1, 2008
Real Estate Subject To Operating Lease [Member] | Property Forty Nine [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Forty Nine [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Twenty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Plainfield, IN
Encumbrances	21,150
Initial Cost
Land	1,600
Buildings	8,638
Costs Capitalized Subsequent To Acquisition	18,185
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,200
Buildings	24,223
Total	28,423
Accumulated Depreciation	3,870
Date Acquired	Nov 1, 2005
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Ylamylly, Finland
Encumbrances	9,018
Initial Cost
Land	58
Buildings	14,220
Costs Capitalized Subsequent To Acquisition	1,519
Increase (Decrease) in Net Investments	(2,176)
Gross Amount at which Carried at Close of Period
Land	49
Buildings	13,572
Total	13,621
Accumulated Depreciation	1,472
Date Acquired	Apr 1, 2008
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Nurieux-Volognat, France
Encumbrances	0
Initial Cost
Land	1,478
Buildings	15,528
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(6,453)
Gross Amount at which Carried at Close of Period
Land	1,256
Buildings	9,297
Total	10,553
Accumulated Depreciation	1,101
Date Acquired	Jun 1, 2008
Life on which Depreciation in Latest Statement of Income is Computed	38 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office and industrial facilities in Wolfach, Bunde, and Dransfeld, Germany
Encumbrances	0
Initial Cost
Land	2,554
Buildings	13,492
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(6,260)
Gross Amount at which Carried at Close of Period
Land	2,166
Buildings	7,620
Total	9,786
Accumulated Depreciation	1,143
Date Acquired	Jun 1, 2008
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Gyal and Herceghalom, Hungary
Encumbrances	43,472
Initial Cost
Land	12,802
Buildings	68,993
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(4,968)
Gross Amount at which Carried at Close of Period
Land	11,916
Buildings	64,911
Total	76,827
Accumulated Depreciation	8,903
Date Acquired	Jul 1, 2009
Life on which Depreciation in Latest Statement of Income is Computed	25 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Hospitality facility in Miami Beach, FL
Encumbrances	0
Initial Cost
Land	6,400
Buildings	42,156
Costs Capitalized Subsequent To Acquisition	35,441
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	6,400
Buildings	77,597
Total	83,997
Accumulated Depreciation	4,365
Date Acquired	Sep 1, 2009
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Sports facilities in Salt Lake City, UT and St. Charles, MO
Encumbrances	3,275
Initial Cost
Land	3,789
Buildings	2,226
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,789
Buildings	2,226
Total	6,015
Accumulated Depreciation	128
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Fitness and recreational facility in Houston, TX
Encumbrances	3,859
Initial Cost
Land	1,397
Buildings	1,596
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,397
Buildings	1,596
Total	2,993
Accumulated Depreciation	105
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	29 years 8 months 12 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Land in Scottsdale, AZ
Encumbrances	6,676
Initial Cost
Land	10,731
Buildings	0
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	10,731
Buildings	0
Total	10,731
Accumulated Depreciation	0
Date Acquired	May 1, 2011
Real Estate Subject To Operating Lease [Member] | Property Fifty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Burlington, NJ
Encumbrances	8,280
Initial Cost
Land	4,281
Buildings	18,565
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(16,105)
Gross Amount at which Carried at Close of Period
Land	951
Buildings	5,790
Total	6,741
Accumulated Depreciation	342
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Fifty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Albuquerque, NM
Encumbrances	4,773
Initial Cost
Land	1,762
Buildings	3,270
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,763
Buildings	3,269
Total	5,032
Accumulated Depreciation	185
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Champlin, MN; Robbinsville, NJ; Radford, VA; and North Salt Lake City, UT
Encumbrances	6,411
Initial Cost
Land	6,020
Buildings	18,121
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,191)
Gross Amount at which Carried at Close of Period
Land	5,571
Buildings	15,379
Total	20,950
Accumulated Depreciation	882
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Welcome, NC; Murrysville, PA; and Wylie, TX
Encumbrances	0
Initial Cost
Land	5,010
Buildings	14,807
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,010
Buildings	14,807
Total	19,817
Accumulated Depreciation	815
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Rock Island, IL
Encumbrances	0
Initial Cost
Land	2,171
Buildings	3,421
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,171
Buildings	3,421
Total	5,592
Accumulated Depreciation	192
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facility in Torrance, CA
Encumbrances	22,760
Initial Cost
Land	4,321
Buildings	13,405
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,321
Buildings	13,405
Total	17,726
Accumulated Depreciation	820
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Houston, TX
Encumbrances	4,158
Initial Cost
Land	1,606
Buildings	3,380
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,606
Buildings	3,380
Total	4,986
Accumulated Depreciation	190
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Doncaster, United Kingdom
Encumbrances	5,048
Initial Cost
Land	1,831
Buildings	1,485
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(153)
Gross Amount at which Carried at Close of Period
Land	1,771
Buildings	1,392
Total	3,163
Accumulated Depreciation	119
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	21 years 8 months 12 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail and warehouse/distribution facilities in Johnstown and Whitehall, PA
Encumbrances	4,721
Initial Cost
Land	5,296
Buildings	11,723
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,296
Buildings	11,723
Total	17,019
Accumulated Depreciation	754
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	30 years 3 months 18 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail and warehouse/distribution facilities in York, PA
Encumbrances	9,811
Initial Cost
Land	3,153
Buildings	12,743
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,153
Buildings	12,743
Total	15,896
Accumulated Depreciation	687
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Pittsburgh, PA
Encumbrances	0
Initial Cost
Land	717
Buildings	9,254
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	717
Buildings	9,254
Total	9,971
Accumulated Depreciation	559
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Sixty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Harrisburg, NC; Atlanta, GA; Cincinnati, OH; and Elkwood, VA
Encumbrances	0
Initial Cost
Land	5,015
Buildings	9,542
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,015
Buildings	9,542
Total	14,557
Accumulated Depreciation	531
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Boe, Carpiquet, Mans, Vendin Le Vieil, Lieusaint, Lagnieu, Luneville, and St. Germain de Puy, France
Encumbrances	71,359
Initial Cost
Land	16,575
Buildings	81,145
Costs Capitalized Subsequent To Acquisition	127
Increase (Decrease) in Net Investments	(7,992)
Gross Amount at which Carried at Close of Period
Land	14,179
Buildings	75,676
Total	89,855
Accumulated Depreciation	5,041
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Educational facilities in Chandler, AZ; Fleming Island, FL; Ackworth, GA; Hauppauge and Patchogue, NY; Sugar Land, TX; Hampton, VA; and Silverdale, WA
Encumbrances	0
Initial Cost
Land	3,827
Buildings	5,044
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(698)
Gross Amount at which Carried at Close of Period
Land	3,399
Buildings	4,774
Total	8,173
Accumulated Depreciation	334
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	29 years 7 months 6 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Land in Midlothian, VA
Encumbrances	1,631
Initial Cost
Land	2,709
Buildings	0
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,709
Buildings	0
Total	2,709
Accumulated Depreciation	0
Date Acquired	May 1, 2011
Real Estate Subject To Operating Lease [Member] | Property Seventy Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities Fairfax, VA and Lombard, IL
Encumbrances	11,251
Initial Cost
Land	5,650
Buildings	19,711
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,650
Buildings	19,711
Total	25,361
Accumulated Depreciation	1,126
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	33 years 7 months 6 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in Kennesaw, GA and Leawood, KS
Encumbrances	14,758
Initial Cost
Land	4,420
Buildings	18,899
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,420
Buildings	18,899
Total	23,319
Accumulated Depreciation	1,080
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facility in South Tulsa, OK
Encumbrances	4,735
Initial Cost
Land	2,282
Buildings	2,471
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,282
Buildings	2,471
Total	4,753
Accumulated Depreciation	161
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	30 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in South Windsor, CT
Encumbrances	0
Initial Cost
Land	5,802
Buildings	7,580
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,333)
Gross Amount at which Carried at Close of Period
Land	5,170
Buildings	4,879
Total	10,049
Accumulated Depreciation	269
Date Acquired	May 1, 2011
Real Estate Subject To Operating Lease [Member] | Property Seventy Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and office facilities in Elgin, IL; Bozeman, MT; and Nashville, TN
Encumbrances	9,561
Initial Cost
Land	5,029
Buildings	6,982
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,029
Buildings	6,982
Total	12,011
Accumulated Depreciation	390
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Lincolnton, NC and Mauldin, SC
Encumbrances	10,864
Initial Cost
Land	3,304
Buildings	5,935
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,970)
Gross Amount at which Carried at Close of Period
Land	2,350
Buildings	4,919
Total	7,269
Accumulated Depreciation	265
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Valdosta, GA and Johnson City, TN
Encumbrances	9,494
Initial Cost
Land	3,112
Buildings	8,451
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,112
Buildings	8,451
Total	11,563
Accumulated Depreciation	479
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Seventy Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and warehouse/distribution facilities in Westfield, MA
Encumbrances	0
Initial Cost
Land	2,048
Buildings	9,756
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,048
Buildings	9,756
Total	11,804
Accumulated Depreciation	537
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	34 years 8 months 12 days
Real Estate Subject To Operating Lease [Member] | Property Eighty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution and office facilities in Davenport, IA and Bloomington, MN
Encumbrances	0
Initial Cost
Land	4,060
Buildings	8,258
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,061
Buildings	8,257
Total	12,318
Accumulated Depreciation	442
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Gorinchem, Netherlands
Encumbrances	5,050
Initial Cost
Land	5,518
Buildings	1,617
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(907)
Gross Amount at which Carried at Close of Period
Land	4,924
Buildings	1,304
Total	6,228
Accumulated Depreciation	52
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Educational facilities in Union, NJ; Allentown and Philadelphia, PA; and Grand Prairie, TX
Encumbrances	0
Initial Cost
Land	3,960
Buildings	5,055
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,960
Buildings	5,055
Total	9,015
Accumulated Depreciation	275
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Salisbury, NC
Encumbrances	6,892
Initial Cost
Land	3,723
Buildings	4,053
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,723
Buildings	4,053
Total	7,776
Accumulated Depreciation	221
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in San Clemente, CA
Encumbrances	0
Initial Cost
Land	3,199
Buildings	7,694
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,199
Buildings	7,694
Total	10,893
Accumulated Depreciation	452
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and office facilities in Plymouth, MI and Twinsburg, OH
Encumbrances	0
Initial Cost
Land	3,345
Buildings	10,370
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,259)
Gross Amount at which Carried at Close of Period
Land	3,012
Buildings	9,444
Total	12,456
Accumulated Depreciation	539
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facilities in Lindon, UT
Encumbrances	0
Initial Cost
Land	1,441
Buildings	3,116
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,441
Buildings	3,116
Total	4,557
Accumulated Depreciation	177
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Lafayette, LA
Encumbrances	1,960
Initial Cost
Land	874
Buildings	1,137
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	874
Buildings	1,137
Total	2,011
Accumulated Depreciation	63
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Eighty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Richmond, MO
Encumbrances	5,734
Initial Cost
Land	1,977
Buildings	2,107
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,977
Buildings	2,107
Total	4,084
Accumulated Depreciation	115
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	34 years 9 months 18 days
Real Estate Subject To Operating Lease [Member] | Property Ninety [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Dallas, TX
Encumbrances	6,578
Initial Cost
Land	665
Buildings	3,587
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	665
Buildings	3,587
Total	4,252
Accumulated Depreciation	226
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	30 years 9 months 18 days
Real Estate Subject To Operating Lease [Member] | Property Ninety One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Turku, Finland
Encumbrances	35,289
Initial Cost
Land	1,950
Buildings	31,151
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,581)
Gross Amount at which Carried at Close of Period
Land	1,740
Buildings	27,780
Total	29,520
Accumulated Depreciation	1,378
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial, warehouse/distribution, and office facilities in Waterloo, WI
Encumbrances	0
Initial Cost
Land	3,852
Buildings	3,384
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,852
Buildings	3,384
Total	7,236
Accumulated Depreciation	354
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	20 years 3 months 18 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in several cities in the following states: Arizona, California, Florida, Illinois, Massachusetts, Maryland, Michigan, and Texas
Encumbrances	19,585
Initial Cost
Land	3,671
Buildings	9,056
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,671
Buildings	9,056
Total	12,727
Accumulated Depreciation	494
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution, office, and industrial facilities in Perris, CA; Eugene, OR; West Jordan, UT; and Tacoma, WA
Encumbrances	0
Initial Cost
Land	4,374
Buildings	5,049
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,375
Buildings	5,048
Total	9,423
Accumulated Depreciation	272
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Carlsbad, CA
Encumbrances	0
Initial Cost
Land	1,233
Buildings	2,714
Costs Capitalized Subsequent To Acquisition	1,064
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,233
Buildings	3,778
Total	5,011
Accumulated Depreciation	280
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	30 years 9 months 18 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Multiplex motion picture theaters in Port St. Lucie and Pensacola, FL
Encumbrances	7,282
Initial Cost
Land	4,837
Buildings	4,493
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,837
Buildings	4,493
Total	9,330
Accumulated Depreciation	248
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Theater in Hickory Creek, TX
Encumbrances	0
Initial Cost
Land	1,923
Buildings	4,045
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,923
Buildings	4,045
Total	5,968
Accumulated Depreciation	228
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	34 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Fort Dodge, IN and Oconomowoc, WI
Encumbrances	9,859
Initial Cost
Land	2,002
Buildings	6,056
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	2,002
Buildings	6,056
Total	8,058
Accumulated Depreciation	529
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	23 years 6 months 0 days
Real Estate Subject To Operating Lease [Member] | Property Ninety Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Mesa, AZ
Encumbrances	5,863
Initial Cost
Land	3,236
Buildings	2,681
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,236
Buildings	2,681
Total	5,917
Accumulated Depreciation	149
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	34 years 6 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in North Amityville, NY
Encumbrances	8,789
Initial Cost
Land	3,657
Buildings	6,153
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,657
Buildings	6,153
Total	9,810
Accumulated Depreciation	356
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facilities in Greenville, SC
Encumbrances	0
Initial Cost
Land	1,413
Buildings	6,356
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,413
Buildings	6,356
Total	7,769
Accumulated Depreciation	452
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	27 years 9 months 18 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Clinton Township, MI and Upper Sandusky, OH
Encumbrances	8,362
Initial Cost
Land	2,575
Buildings	7,507
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(969)
Gross Amount at which Carried at Close of Period
Land	2,382
Buildings	6,731
Total	9,113
Accumulated Depreciation	379
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Land in Elk Grove Village, IL
Encumbrances	1,060
Initial Cost
Land	1,911
Buildings	0
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,911
Buildings	0
Total	1,911
Accumulated Depreciation	0
Date Acquired	May 1, 2011
Real Estate Subject To Operating Lease [Member] | Property One Hundred Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Houston, TX
Encumbrances	0
Initial Cost
Land	1,115
Buildings	5,837
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,115
Buildings	5,837
Total	6,952
Accumulated Depreciation	331
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Shelburne, VT
Encumbrances	0
Initial Cost
Land	1,087
Buildings	1,626
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,088
Buildings	1,625
Total	2,713
Accumulated Depreciation	104
Date Acquired	May 1, 2011
Life on which Depreciation in Latest Statement of Income is Computed	30 years 7 months 6 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in City of Industry, CA; Florence, KY; Chelmsford, MA; and Lancaster, TX
Encumbrances	0
Initial Cost
Land	3,743
Buildings	7,468
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(671)
Gross Amount at which Carried at Close of Period
Land	3,506
Buildings	7,034
Total	10,540
Accumulated Depreciation	410
Date Acquired	May 1, 2011
Real Estate Subject To Operating Lease [Member] | Property One Hundred Six [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Six [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	7 years 0 months 0 days
Real Estate Subject To Operating Lease [Member] | Property One Hundred Thirty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Windsor, CT
Encumbrances	0
Initial Cost
Land	425
Buildings	1,160
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(188)
Gross Amount at which Carried at Close of Period
Land	425
Buildings	972
Total	1,397
Accumulated Depreciation	112
Date Acquired	Jun 1, 2008
Life on which Depreciation in Latest Statement of Income is Computed	39 years 0 months 0 days
Net Investments In Direct Financing Lease [Member]
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	226,450
Initial Cost
Land	79,437
Buildings	451,384
Costs Capitalized Subsequent To Acquisition	7,007
Increase (Decrease) in Net Investments	(69,997)
Gross Amount at which Carried at Close of Period
Total	467,831
Net Investments In Direct Financing Lease [Member] | Property One Hundred Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office and industrial facilities in Leeds, United Kingdom
Encumbrances	14,553
Initial Cost
Land	6,908
Buildings	21,012
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,482)
Gross Amount at which Carried at Close of Period
Total	26,438
Date Acquired	May 1, 2004
Net Investments In Direct Financing Lease [Member] | Property One Hundred Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Alberta, Calgary, Canada
Encumbrances	2,133
Initial Cost
Land	0
Buildings	3,468
Costs Capitalized Subsequent To Acquisition	41
Increase (Decrease) in Net Investments	993
Gross Amount at which Carried at Close of Period
Total	4,502
Date Acquired	Aug 1, 2004
Net Investments In Direct Financing Lease [Member] | Property One Hundred Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facilities in Kearney, MO; Fair Bluff, NC; York, NE; Walbridge, OH; Middlesex Township, PA; Rocky Mount, VA; and Martinsburg, WV; and a warehouse/distribution facility in Fair Bluff, NC
Encumbrances	13,031
Initial Cost
Land	2,980
Buildings	29,191
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,488)
Gross Amount at which Carried at Close of Period
Total	30,683
Date Acquired	Aug 1, 2004
Net Investments In Direct Financing Lease [Member] | Property One Hundred Ten [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in Vantaa, Finland and Linkoping, Sweden
Encumbrances	16,015
Initial Cost
Land	4,279
Buildings	26,628
Costs Capitalized Subsequent To Acquisition	50
Increase (Decrease) in Net Investments	(3,409)
Gross Amount at which Carried at Close of Period
Total	27,548
Date Acquired	Dec 1, 2004
Net Investments In Direct Financing Lease [Member] | Property One Hundred Eleven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and office facilities in Stuart, FL and industrial facilities in Trenton and Southwest Harbor, ME and Portsmouth, RI
Encumbrances	17,520
Initial Cost
Land	0
Buildings	38,189
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(5,784)
Gross Amount at which Carried at Close of Period
Total	32,405
Date Acquired	May 1, 2005
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twelve [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution and office facilities in Newbridge, United Kingdom
Encumbrances	14,104
Initial Cost
Land	3,602
Buildings	21,641
Costs Capitalized Subsequent To Acquisition	3
Increase (Decrease) in Net Investments	(3,237)
Gross Amount at which Carried at Close of Period
Total	22,009
Date Acquired	Dec 1, 2005
Net Investments In Direct Financing Lease [Member] | Property One Hundred Thirteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Marktheidenfeld, Germany
Encumbrances	14,209
Initial Cost
Land	1,534
Buildings	22,809
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(1,439)
Gross Amount at which Carried at Close of Period
Total	22,904
Date Acquired	May 1, 2006
Net Investments In Direct Financing Lease [Member] | Property One Hundred Fourteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facilities in Socorro, El Paso and Fabens, TX
Encumbrances	13,464
Initial Cost
Land	3,890
Buildings	19,603
Costs Capitalized Subsequent To Acquisition	31
Increase (Decrease) in Net Investments	(2,133)
Gross Amount at which Carried at Close of Period
Total	21,391
Date Acquired	Jul 1, 2006
Net Investments In Direct Financing Lease [Member] | Property One Hundred Fifteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Various transportation and warehouse facilities in France
Encumbrances	20,275
Initial Cost
Land	23,524
Buildings	33,889
Costs Capitalized Subsequent To Acquisition	6,814
Increase (Decrease) in Net Investments	(38,040)
Gross Amount at which Carried at Close of Period
Total	26,187
Date Acquired	Dec 1, 2006
Net Investments In Direct Financing Lease [Member] | Property One Hundred Sixteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Bad Hersfeld, Germany
Encumbrances	24,355
Initial Cost
Land	13,291
Buildings	26,417
Costs Capitalized Subsequent To Acquisition	68
Increase (Decrease) in Net Investments	(3,481)
Gross Amount at which Carried at Close of Period
Total	36,295
Date Acquired	Dec 1, 2006
Net Investments In Direct Financing Lease [Member] | Property One Hundred Seventeen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Retail facility in Gronau, Germany
Encumbrances	3,961
Initial Cost
Land	414
Buildings	3,789
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(134)
Gross Amount at which Carried at Close of Period
Total	4,069
Date Acquired	Apr 1, 2007
Net Investments In Direct Financing Lease [Member] | Property One Hundred Eighteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in St. Ingbert, Germany
Encumbrances	0
Initial Cost
Land	1,610
Buildings	29,466
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,658)
Gross Amount at which Carried at Close of Period
Total	27,418
Date Acquired	Aug 1, 2007
Net Investments In Direct Financing Lease [Member] | Property One Hundred Nineteen [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Mt. Carmel, IL
Encumbrances	2,285
Initial Cost
Land	56
Buildings	3,528
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(32)
Gross Amount at which Carried at Close of Period
Total	3,552
Date Acquired	Oct 1, 2007
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Elma, WA
Encumbrances	3,655
Initial Cost
Land	1,300
Buildings	5,261
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(569)
Gross Amount at which Carried at Close of Period
Total	5,992
Date Acquired	Feb 1, 2008
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Eagan, MN
Encumbrances	4,626
Initial Cost
Land	0
Buildings	8,267
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(618)
Gross Amount at which Carried at Close of Period
Total	7,649
Date Acquired	Mar 1, 2008
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Monheim, Germany
Encumbrances	0
Initial Cost
Land	2,210
Buildings	10,654
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(3,188)
Gross Amount at which Carried at Close of Period
Total	9,676
Date Acquired	Jun 1, 2008
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Three [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Office facility in Scottsdale, AZ
Encumbrances	26,885
Initial Cost
Land	0
Buildings	43,779
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(566)
Gross Amount at which Carried at Close of Period
Total	43,213
Date Acquired	May 1, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Four [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Dallas, TX
Encumbrances	0
Initial Cost
Land	2,160
Buildings	10,770
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(27)
Gross Amount at which Carried at Close of Period
Total	12,903
Date Acquired	May 1, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Five [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial and manufacturing facilities in Old Fort and Albemarie, NC; Holmesville, OH and Springfield, TN
Encumbrances	9,875
Initial Cost
Land	6,801
Buildings	21,559
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(169)
Gross Amount at which Carried at Close of Period
Total	28,191
Date Acquired	May 1, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Six [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Multiplex theater facility in Midlothian, VA
Encumbrances	9,123
Initial Cost
Land	0
Buildings	15,781
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(630)
Gross Amount at which Carried at Close of Period
Total	15,151
Date Acquired	May 1, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Seven [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Educational facility in Mooresville, NC
Encumbrances	4,416
Initial Cost
Land	1,913
Buildings	15,997
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(469)
Gross Amount at which Carried at Close of Period
Total	17,441
Date Acquired	May 1, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Eight [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Multiplex motion picture theater in Pensacola, FL
Encumbrances	7,286
Initial Cost
Land	0
Buildings	12,551
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Total	12,551
Date Acquired	May 1, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Twenty Nine [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Industrial facility in Ashburn Junction, VA
Encumbrances	0
Initial Cost
Land	2,965
Buildings	18,475
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(215)
Gross Amount at which Carried at Close of Period
Total	21,225
Date Acquired	May 1, 2011
Net Investments In Direct Financing Lease [Member] | Property One Hundred Thirty [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Warehouse/distribution facility in Elk Grove Village, IL
Encumbrances	4,679
Initial Cost
Land	0
Buildings	8,660
Costs Capitalized Subsequent To Acquisition	0
Increase (Decrease) in Net Investments	(222)
Gross Amount at which Carried at Close of Period
Total	8,438
Date Acquired	May 1, 2011
Operating Real Estate [Member]
Real Estate And Accumulated Depreciation [Line Items]
Encumbrances	46,972
Initial Cost
Land	8,296
Buildings	37,421
Personal Property	3,635
Costs Capitalized Subsequent To Acquisition	39,328
Increase (Decrease) in Net Investments	(3,115)
Gross Amount at which Carried at Close of Period
Land	8,296
Buildings	68,505
Personal Property	8,764
Total	85,565
Accumulated Depreciation	16,007
Operating Real Estate [Member] | Property One Hundred Thirty One [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Hotel in Bloomington, MN
Encumbrances	19,610
Initial Cost
Land	3,976
Buildings	7,492
Personal Property	0
Costs Capitalized Subsequent To Acquisition	35,904
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	3,976
Buildings	38,456
Personal Property	4,940
Total	47,372
Accumulated Depreciation	8,335
Date Acquired	Sep 1, 2006
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days
Operating Real Estate [Member] | Property One Hundred Thirty Two [Member]
Real Estate And Accumulated Depreciation [Line Items]
Description	Hotel in Memphis, TN
Encumbrances	27,362
Initial Cost
Land	4,320
Buildings	29,929
Personal Property	3,635
Costs Capitalized Subsequent To Acquisition	3,424
Increase (Decrease) in Net Investments	(3,115)
Gross Amount at which Carried at Close of Period
Land	4,320
Buildings	30,049
Personal Property	3,824
Total	38,193
Accumulated Depreciation	$ 7,672
Date Acquired	Sep 1, 2007
Life on which Depreciation in Latest Statement of Income is Computed	40 years 0 months 0 days

Schedule III - Real Estate and Accumulated Depreciation (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Subject To Operating Lease [Member]
Rollforward of Carrying Amounts of Real Estate Investments
Balance at beginning of year	$ 2,265,576	$ 1,730,421	$ 1,696,872
Additions	2,647	647,129	6,432
Reclassification from real estate under construction	0	0	82,513
Reclassification from other assets	0	0	6
Deconsolidation of real estate asset	0	(40,153)	(7,271)
Reclassification to assets held for sale	(6,563)	(2,903)	(398)
Impairment charges	(10,772)	(19,748)	(2,835)
Dispositions	(23,255)	(24,751)	(4,021)
Foreign currency translation adjustment	15,837	(24,419)	(40,877)
Balance at close of year	2,243,470	2,265,576	1,730,421
Rollforward of Accumulated Depreciation of Real Estate Investments
Balance at beginning of year	190,316	145,957	112,385
Depreciation expense	52,054	51,376	37,555
Dispositions	(1,384)	(570)	(369)
Deconsolidation of real estate asset	0	(3,617)	(1,373)
Reclassification to assets held for sale	(145)	(52)	(129)
Foreign currency translation adjustment	1,807	(2,778)	(2,112)
Balance at close of year	242,648	190,316	145,957
Operating Real Estate [Member]
Rollforward of Carrying Amounts of Real Estate Investments
Balance at beginning of year	85,087	84,772	83,718
Additions	478	315	1,054
Balance at close of year	85,565	85,087	84,772
Rollforward of Accumulated Depreciation of Real Estate Investments
Balance at beginning of year	12,823	9,623	6,448
Depreciation expense	3,184	3,200	3,175
Balance at close of year	$ 16,007	$ 12,823	$ 9,623

Schedule IV-Mortgage Loans on Real Estate (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Mortgage Loan One [Member]
Mortgage Loan Disclosure
Interest Rate	8.00%
Final Maturity Date	Apr 30, 2017
Face Amount of Mortgage	$ 311,150
Carrying Amount of Mortgage	21,747
Mortgage Loan Two [Member]
Mortgage Loan Disclosure
Interest Rate	7.90%
Final Maturity Date	Mar 31, 2029
Face Amount of Mortgage	11,811
Carrying Amount of Mortgage	11,811
Mortgage Loan Three [Member]
Mortgage Loan Disclosure
Interest Rate	6.30%
Final Maturity Date	Feb 28, 2015
Face Amount of Mortgage	9,504
Carrying Amount of Mortgage	$ 9,836

Schedule IV-Mortgage Loans on Real Estate (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement In Mortgage Loans On Real Estate
Balance at beginning of year	$ 55,494	$ 55,504	$ 362,707
Additions	11,811	700	8,349
Accretion of principal	53	49	40
Repayments	(24,405)	(260)	(297,263)
Foreign currency translation adjustment	441	(499)	(18,329)
Balance at close of year	$ 43,394	$ 55,494	$ 55,504